UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Partners Fund

March 31, 2013 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.3%
Advertising Agencies — 3.7%
Aimia, Inc.	CAD	1,711,920	$25,952,225
ValueClick, Inc.(1)		1,475,771	43,609,033
			69,561,258
Air Transport — 1.7%
Bristow Group, Inc.		501,090	33,041,875
			33,041,875
Auto Parts — 1.5%
Dana Holding Corp.		1,616,289	28,818,433
			28,818,433
Banks: Diversified — 6.4%
Associated Banc-Corp.		2,846,311	43,235,464
EverBank Financial Corp.		497,600	7,663,040
First Horizon National Corp.		5,588,005	59,679,893
FirstMerit Corp.		699,700	11,566,041
			122,144,438
Banks: Savings, Thrift & Mortgage Lending — 1.1%
First Niagara Financial Group, Inc.		2,387,900	21,156,794
			21,156,794
Computer Services, Software & Systems — 10.2%
Acxiom Corp.(1)		3,404,898	69,459,919
AOL, Inc.(1)		1,560,908	60,079,349
DST Systems, Inc.		893,476	63,678,035
			193,217,303
Consumer Electronics — 1.8%
Harman International Industries, Inc.		775,321	34,602,576
			34,602,576
Consumer Lending — 1.9%
MoneyGram International, Inc.(1)		2,025,405	36,659,831
			36,659,831
Containers & Packaging — 1.0%
Sealed Air Corp.		772,800	18,632,208
			18,632,208
Cosmetics — 1.0%
Elizabeth Arden, Inc.(1)		482,128	19,405,652
			19,405,652
Diversified Financial Services — 1.1%
LPL Financial Holdings, Inc.		652,900	21,049,496
			21,049,496
Diversified Manufacturing Operations — 1.3%
ITT Corp.		868,800	24,699,984
			24,699,984
Diversified Materials & Processing — 1.6%
CLARCOR, Inc.		562,070	29,441,227
			29,441,227
Electronic Entertainment — 0.9%
Dolby Laboratories, Inc., Class A		528,840	17,747,870
			17,747,870
Financial Data & Systems — 2.9%
Euronet Worldwide, Inc.(1)		2,092,861	55,125,959
			55,125,959
Foods — 1.7%
Hillshire Brands Co.		931,160	32,730,274
			32,730,274
Health Care Facilities — 1.4%
VCA Antech, Inc.(1)		1,091,199	25,632,265
			25,632,265
Health Care Management Services — 2.2%
Health Net, Inc.(1)		348,800	9,982,656
Magellan Health Services, Inc.(1)		662,844	31,531,489
			41,514,145
Health Care Services — 1.6%
Allscripts Healthcare Solutions, Inc.(1)		2,196,932	29,856,306
			29,856,306
Household Equipment & Products — 1.2%
Tupperware Brands Corp.		290,273	23,726,915
			23,726,915
Insurance: Life — 5.9%
StanCorp Financial Group, Inc.		1,391,323	59,492,971
Torchmark Corp.		866,376	51,809,285
			111,302,256
Insurance: Multi-Line — 1.4%
eHealth, Inc.(1)(2)		1,433,925	25,638,579
			25,638,579
Insurance: Property-Casualty — 1.4%
Endurance Specialty Holdings Ltd.		430,500	20,582,205
First American Financial Corp.		248,700	6,359,259
			26,941,464
Medical Services — 1.0%
Covance, Inc.(1)		264,600	19,665,072
			19,665,072
Metals & Minerals: Diversified — 3.3%
Compass Minerals International, Inc.		804,255	63,455,719
			63,455,719
Office Supplies & Equipment — 4.7%
Avery Dennison Corp.		1,129,184	48,633,955
Electronics for Imaging, Inc.(1)		1,641,583	41,630,545
			90,264,500
Oil: Crude Producers — 8.7%
Bonavista Energy Corp.	CAD	1,544,600	22,716,271
Denbury Resources, Inc.(1)		1,100,129	20,517,406
Laredo Petroleum Holdings, Inc.(1)		1,964,026	35,922,035
Peyto Exploration & Development Corp.	CAD	2,567,575	68,091,225
Rosetta Resources, Inc.(1)		373,392	17,765,991
			165,012,928

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

March 31, 2013 (unaudited)	Shares	Value
Precious Metals & Minerals — 1.8%
Horsehead Holding Corp.(1)	1,935,400	$21,057,152
New Gold, Inc.(1)	1,492,893	13,585,326
		34,642,478
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	78,979	7,851,302
		7,851,302
Scientific Instruments: Pollution Control — 2.5%
Waste Connections, Inc.	1,311,686	47,194,462
		47,194,462
Securities Brokerage & Services — 1.9%
CBOE Holdings, Inc.	261,651	9,665,388
Interactive Brokers Group, Inc., Class A	1,804,400	26,903,604
		36,568,992
Semiconductors & Components — 3.9%
Integrated Device Technology, Inc.(1)(2)	9,902,825	73,974,103
		73,974,103
Shipping — 2.3%
Huntington Ingalls Industries, Inc.	810,457	43,221,672
		43,221,672
Utilities: Gas Distributors — 3.3%
Questar Corp.	2,584,800	62,888,184
		62,888,184
Utilities: Miscellaneous — 3.6%
Calpine Corp.(1)	3,322,067	68,434,580
		68,434,580
Total Common Stocks (Cost $1,308,646,197)		1,755,821,100

	Principal Amount	Value
Repurchase Agreements — 8.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $152,201,169, due 4/1/2013(3)	$152,201,000	152,201,000
Total Repurchase Agreements (Cost $152,201,000)		152,201,000
Total Investments — 100.3% (Cost $1,460,847,197)		1,908,022,100
Other Liabilities, Net — (0.3)%		(6,587,721)
Total Net Assets — 100.0%		$1,901,434,379

(1) Non-income producing security.
(2) Affiliated issuer.
(3) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$26,357,366
U.S. Treasury Bond	2.75%	8/15/2042	1,692,350
U.S. Treasury Note	3.625%	8/15/2019	109,831,749
U.S. Treasury Note	2.125%	2/29/2016	17,366,250

Legend: Foreign-Denominated Security
CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,755,821,100	$—	$—	$1,755,821,100
Repurchase Agreements	—	152,201,000	—	152,201,000

Total	$1,755,821,100	$152,201,000	$—	$1,908,022,100

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2013 (unaudited)		Shares	Value
Common Stocks — 92.6%
Advertising Agencies — 2.7%
The Interpublic Group of Companies, Inc.		2,467,015	$32,145,205
			32,145,205
Auto Parts — 2.0%
TRW Automotive Holdings Corp.(1)		431,163	23,713,966
			23,713,966
Back Office Support, HR and Consulting — 3.6%
Iron Mountain, Inc.		1,191,272	43,255,086
			43,255,086
Banks: Diversified — 5.6%
Comerica, Inc.		523,100	18,805,445
First Horizon National Corp.		1,164,105	12,432,642
KeyCorp		3,017,270	30,052,009
Zions Bancorporation		246,700	6,165,033
			67,455,129
Biotechnology — 0.0%
Charles River Laboratories International, Inc.(1)		10,500	464,835
			464,835
Building Materials — 3.1%
Martin Marietta Materials, Inc.		285,964	29,174,047
Owens Corning(1)		211,200	8,327,616
			37,501,663
Chemicals: Diversified — 2.0%
FMC Corp.		429,001	24,465,927
			24,465,927
Chemicals: Specialty — 2.9%
International Flavors & Fragrances, Inc.		448,843	34,412,793
			34,412,793
Computer Services, Software & Systems — 6.8%
AOL, Inc.(1)		433,408	16,681,874
Symantec Corp.(1)		1,558,200	38,456,376
Yahoo! Inc.(1)		1,140,300	26,831,259
			81,969,509
Containers & Packaging — 3.0%
Crown Holdings, Inc.(1)		861,259	35,836,987
			35,836,987
Diversified Financial Services — 2.2%
Ameriprise Financial, Inc.		354,742	26,126,748
			26,126,748
Diversified Retail — 5.9%
Dollar Tree, Inc.(1)		344,200	16,669,606
Family Dollar Stores, Inc.		311,903	18,417,872
Liberty Interactive Corp., Class A(1)		1,690,370	36,140,111
			71,227,589
Drug & Grocery Store Chains — 2.0%
GNC Holdings, Inc., Class A		607,270	$23,853,566
			23,853,566
Electronic Entertainment — 3.1%
Activision Blizzard, Inc.		2,052,712	29,908,014
Dolby Laboratories, Inc., Class A		198,670	6,667,365
			36,575,379
Fertilizers — 0.8%
The Mosaic Co.		149,363	8,903,528
			8,903,528
Financial Data & Systems — 3.6%
Fidelity National Information Services, Inc.		315,232	12,489,492
Global Payments, Inc.		608,191	30,202,765
			42,692,257
Insurance: Multi-Line — 3.1%
Willis Group Holdings PLC		945,377	37,332,938
			37,332,938
Insurance: Property-Casualty — 4.6%
Fidelity National Financial, Inc., Class A		366,300	9,241,749
RenaissanceRe Holdings Ltd.		203,043	18,677,926
XL Group PLC		911,661	27,623,328
			55,543,003
Machinery: Engines — 1.0%
Cummins, Inc.		105,500	12,217,955
			12,217,955
Medical Services — 1.1%
Covance, Inc.(1)		172,527	12,822,207
			12,822,207
Oil: Crude Producers — 11.6%
ARC Resources Ltd.	CAD	980,290	25,900,461
Concho Resources, Inc.(1)		374,464	36,484,028
Denbury Resources, Inc.(1)		1,515,098	28,256,578
Southwestern Energy Co.(1)		1,300,486	48,456,108
			139,097,175
Pharmaceuticals — 3.3%
Warner Chilcott PLC, Class A		2,493,684	33,789,418
Zoetis, Inc.(1)		181,110	6,049,074
			39,838,492
Real Estate — 1.5%
CBRE Group, Inc. Class A(1)		729,283	18,414,396
			18,414,396
Scientific Instruments: Control & Filter — 1.9%
Pall Corp.		131,690	9,003,645
Parker Hannifin Corp.		146,497	13,416,195
			22,419,840
Scientific Instruments: Pollution Control — 1.5%
Waste Connections, Inc.		508,649	18,301,191
			18,301,191

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2013 (unaudited)	Shares	Value
Securities Brokerage & Services — 0.7%
TD Ameritrade Holding Corp.	379,400	$7,823,228
		7,823,228
Specialty Retail — 0.8%
Sally Beauty Holdings, Inc.(1)	334,100	9,815,858
		9,815,858
Telecommunications Equipment — 2.1%
Motorola Solutions, Inc.	392,400	25,125,372
		25,125,372
Textiles, Apparel & Shoes — 2.3%
Hanesbrands, Inc.(1)	602,500	27,449,900
		27,449,900
Utilities: Gas Distributors — 3.1%
Questar Corp.	1,529,432	37,211,080
		37,211,080
Utilities: Miscellaneous — 4.7%
Calpine Corp.(1)	2,762,822	56,914,133
		56,914,133
Total Common Stocks (Cost $870,942,382)		1,110,926,935

	Principal Amount	Value
Repurchase Agreements — 8.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $ 97,813,109, due 4/1/2013(2)	$97,813,000	97,813,000
Total Repurchase Agreements (Cost $97,813,000)		97,813,000
Total Investments — 100.7% (Cost $968,755,382)		1,208,739,935
Other Liabilities, Net — (0.7)%		(8,385,985)
Total Net Assets — 100.0%		$1,200,353,950

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$25,830,706
U.S. Treasury Note	3.625%	8/15/2019	73,940,199

Legend: Foreign-Denominated Security
CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,110,926,935	$—	$—	$1,110,926,935
Repurchase Agreements	—	97,813,000	—	97,813,000

Total	$1,110,926,935	$97,813,000	$—	$1,208,739,935

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 93.8%
Advertising Agencies — 1.2%
The Interpublic Group of Companies, Inc.	662,300	$8,629,769
		8,629,769
Aerospace — 2.9%
Lockheed Martin Corp.	225,272	21,743,253
		21,743,253
Asset Management & Custodian — 2.9%
Franklin Resources, Inc.	54,800	8,264,388
State Street Corp.	226,113	13,361,017
		21,625,405
Banks: Diversified — 6.4%
Comerica, Inc.	215,727	7,755,386
Fifth Third Bancorp	442,000	7,209,020
KeyCorp	1,722,000	17,151,120
PNC Financial Services Group, Inc.	119,200	7,926,800
Wells Fargo & Co.	201,800	7,464,582
		47,506,908
Building Materials — 1.4%
Martin Marietta Materials, Inc.	104,853	10,697,103
		10,697,103
Chemicals: Specialty — 2.8%
Praxair, Inc.	188,692	21,046,706
		21,046,706
Computer Services, Software & Systems — 6.9%
Symantec Corp.(1)	820,700	20,254,876
Yahoo! Inc.(1)	1,322,100	31,109,013
		51,363,889
Diversified Manufacturing Operations — 0.7%
Honeywell International, Inc.	72,353	5,451,799
		5,451,799
Diversified Media — 2.9%
News Corp., Class A	715,375	21,833,245
		21,833,245
Diversified Retail — 4.1%
Dollar General Corp.(1)	292,600	14,799,708
Liberty Interactive Corp., Class A(1)	723,021	15,458,189
		30,257,897
Drug & Grocery Store Chains — 2.3%
CVS Caremark Corp.	304,125	16,723,834
		16,723,834
Electronic Entertainment — 2.5%
Activision Blizzard, Inc.	1,271,588	18,527,037
		18,527,037
Fertilizers — 3.2%
The Mosaic Co.	398,218	23,737,775
		23,737,775
Financial Data & Systems — 5.1%
Fidelity National Information Services, Inc.	193,450	7,664,489
Thomson Reuters Corp.	922,051	29,948,216
		37,612,705
Foods — 5.3%
Kellogg Co.	241,900	15,585,617
Mondelez International, Inc., Class A	781,900	23,933,959
		39,519,576
Health Care Management Services — 3.0%
UnitedHealth Group, Inc.	393,822	22,530,557
		22,530,557
Insurance: Life — 4.4%
Aflac, Inc.	222,800	11,590,056
Prudential Financial, Inc.	363,000	21,413,370
		33,003,426
Insurance: Property-Casualty — 3.1%
The Allstate Corp.	474,200	23,268,994
		23,268,994
Machinery: Engines — 0.9%
Cummins, Inc.	58,900	6,821,209
		6,821,209
Oil Well Equipment & Services — 1.1%
Schlumberger Ltd.	109,305	8,185,851
		8,185,851
Oil: Crude Producers — 11.1%
Concho Resources, Inc.(1)	230,149	22,423,417
Occidental Petroleum Corp.	384,980	30,170,883
Southwestern Energy Co.(1)	802,270	29,892,580
		82,486,880
Pharmaceuticals — 9.8%
Merck & Co., Inc.	656,704	29,046,018
Pfizer, Inc.	901,000	26,002,860
Warner Chilcott PLC, Class A	1,306,557	17,703,847
		72,752,725
Precious Metals & Minerals — 2.6%
Goldcorp, Inc.	572,873	19,265,719
		19,265,719
Scientific Instruments: Control & Filter — 1.6%
Parker Hannifin Corp.	132,900	12,170,982
		12,170,982
Securities Brokerage & Services — 2.7%
CME Group, Inc.	140,251	8,610,009
The Charles Schwab Corp.	658,800	11,654,172
		20,264,181
Telecommunications Equipment — 2.9%
Motorola Solutions, Inc.	331,800	21,245,154
		21,245,154
Total Common Stocks (Cost $585,651,580)		698,272,579

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 6.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $44,569,050, due 4/1/2013(2)	$44,569,000	$44,569,000
Total Repurchase Agreements (Cost $44,569,000)		44,569,000
Total Investments — 99.8% (Cost $630,220,580)		742,841,579
Other Assets, Net — 0.2%		1,581,890
Total Net Assets — 100.0%		$744,423,469

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$45,461,360

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$698,272,579	$—	$—	$698,272,579
Repurchase Agreements	—	44,569,000	—	44,569,000

Total	$698,272,579	$44,569,000	$—	$742,841,579

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

March 31, 2013 (unaudited)		Shares	Value
Common Stocks — 97.2%
Back Office Support, HR and Consulting — 3.0%
Iron Mountain, Inc.		15,600	$566,436
			566,436
Banks: Diversified — 4.9%
Comerica, Inc.		10,200	366,690
KeyCorp		55,500	552,780
			919,470
Building Materials — 2.9%
Martin Marietta Materials, Inc.		5,328	543,562
			543,562
Chemicals: Specialty — 2.9%
Praxair, Inc.		4,879	544,204
			544,204
Computer Services, Software & Systems — 5.5%
Acxiom Corp.(1)		27,500	561,000
DST Systems, Inc.		6,600	470,382
			1,031,382
Consumer Electronics — 2.9%
Harman International Industries, Inc.		12,400	553,412
			553,412
Cosmetics — 3.1%
Elizabeth Arden, Inc.(1)		14,300	575,575
			575,575
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.		7,500	552,375
			552,375
Diversified Retail — 2.9%
Liberty Interactive Corp., Class A(1)		25,600	547,328
			547,328
Financial Data & Systems — 11.9%
Euronet Worldwide, Inc.(1)		28,700	755,958
Global Payments, Inc.		11,400	566,124
Thomson Reuters Corp.		28,400	922,432
			2,244,514
Health Care Management Services — 2.0%
UnitedHealth Group, Inc.		6,600	377,586
			377,586
Insurance: Multi-Line — 6.9%
eHealth, Inc.(1)		40,900	731,292
Willis Group Holdings PLC		14,213	561,271
			1,292,563
Metals & Minerals: Diversified — 3.3%
Compass Minerals International, Inc.		7,794	614,947
			614,947
Office Supplies & Equipment — 3.4%
Electronics for Imaging, Inc.(1)		25,300	641,608
			641,608
Oil: Crude Producers — 12.7%
Concho Resources, Inc.(1)		5,663	551,746
Denbury Resources, Inc.(1)		29,245	545,419
Peyto Exploration & Development Corp.	CAD	20,800	551,609
Southwestern Energy Co.(1)		19,631	731,451
			2,380,225
Pharmaceuticals — 10.4%
Merck & Co., Inc.		12,700	561,721
Pfizer, Inc.		19,600	565,656
Warner Chilcott PLC, Class A		61,500	833,325
			1,960,702
Securities Brokerage & Services — 3.0%
Interactive Brokers Group, Inc., Class A		37,400	557,634
			557,634
Semiconductors & Components — 5.1%
Integrated Device Technology, Inc.(1)		127,321	951,088
			951,088
Shipping — 3.0%
Huntington Ingalls Industries, Inc.		10,500	559,965
			559,965
Utilities: Miscellaneous — 4.5%
Calpine Corp.(1)		40,983	844,250
			844,250
Total Common Stocks (Cost $15,277,960)			18,258,826

		Principal Amount	Value
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $278,000, due 4/1/2013(2)		$278,000	278,000
Total Repurchase Agreements (Cost $278,000)			278,000
Total Investments — 98.7% (Cost $15,555,960)			18,536,826
Other Assets, Net — 1.3%			243,314
Total Net Assets — 100.0%			$18,780,140

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$283,831

Legend:
Foreign-Denominated Security
CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,258,826	$—	$—	$18,258,826
Repurchase Agreements	—	278,000	—	278,000

Total	$18,258,826	$278,000	$—	$18,536,826

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

March 31, 2013 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.0%
Building Materials — 3.5%
Martin Marietta Materials, Inc.		1,606,889	$163,934,816
			163,934,816
Chemicals: Diversified — 1.8%
FMC Corp.		1,504,886	85,823,649
			85,823,649
Coal — 0.1%
New Hope Corp. Ltd.	AUD	1,717,725	7,108,429
			7,108,429
Copper — 7.3%
Antofagasta PLC	GBP	9,515,996	142,490,738
Taseko Mines Ltd.(1)(2)		23,960,835	66,371,513
Turquoise Hill Resources Ltd.(1)		21,418,695	136,222,900
			345,085,151
Diversified Materials & Processing — 1.7%
Mineral Resources Ltd.	AUD	7,058,295	78,217,474
			78,217,474
Fertilizers — 4.1%
The Mosaic Co.		3,268,199	194,817,342
			194,817,342
Gas Pipeline — 3.2%
EQT Corp.		2,214,818	150,053,920
			150,053,920
Metals & Minerals: Diversified — 11.2%
Compass Minerals International, Inc.(2)		1,995,266	157,426,487
First Quantum Minerals Ltd.	CAD	6,914,800	131,509,510
HudBay Minerals, Inc.		4,989,981	47,903,818
Iluka Resources Ltd.	AUD	19,805,472	193,654,785
			530,494,600
Oil: Crude Producers — 51.4%
ARC Resources Ltd.	CAD	5,240,887	138,470,647
Bonavista Energy Corp.	CAD	3,862,000	56,798,031
Cabot Oil & Gas Corp.		2,178,302	147,274,998
Concho Resources, Inc.(1)		2,053,713	200,093,258
Denbury Resources, Inc.(1)		10,565,951	197,054,986
EOG Resources, Inc.		348,200	44,593,974
Kosmos Energy Ltd.(1)		5,442,198	61,496,837
Laredo Petroleum Holdings, Inc.(1)		4,953,743	90,603,960
Occidental Petroleum Corp.		2,377,914	186,357,120
Oil Search Ltd.	AUD	23,750,942	184,308,206
Ophir Energy PLC(1)(3)	GBP	2,027,520	14,346,186
Ophir Energy PLC(1)(3)(4)(5)	GBP	6,431,579	43,232,712
Ophir Energy PLC(1)	GBP	10,640,328	75,288,088
Painted Pony Petroleum Ltd.(1)(2)(3)(4)	CAD	2,681,890	26,902,061
Painted Pony Petroleum Ltd.(1)(2)(4)	CAD	1,885,800	18,916,476
Peyto Exploration & Development Corp.(2)	CAD	8,307,360	220,308,390
QEP Resources, Inc.		1,372,274	43,693,204
Range Resources Corp.		1,876,461	152,068,400
Rosetta Resources, Inc.(1)		1,933,982	92,018,864
Salamander Energy PLC(1)(2)(3)	GBP	9,275,641	29,236,592
Salamander Energy PLC(1)(2)	GBP	14,270,218	44,979,376
Southwestern Energy Co.(1)		6,214,984	231,570,304
Tullow Oil PLC	GBP	6,617,224	123,859,374
			2,423,472,044
Precious Metals & Minerals — 4.7%
Goldcorp, Inc.		5,087,288	171,085,495
New Gold, Inc.(1)		5,634,009	51,269,482
			222,354,977
Real Estate — 0.7%
PICO Holdings, Inc.(1)(2)		1,556,353	34,551,037
			34,551,037
Utilities: Miscellaneous — 4.3%
Calpine Corp.(1)		9,743,845	200,723,207
			200,723,207
Total Common Stocks (Cost $3,831,486,622)			4,436,636,646

		Principal Amount	Value
Repurchase Agreements — 5.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $259,345,288, due 4/1/2013(6)		$259,345,000	259,345,000
Total Repurchase Agreements (Cost $259,345,000)			259,345,000
Total Investments — 99.5% (Cost $4,090,831,622)			4,695,981,646
Other Assets, Net — 0.5%			22,983,306
Total Net Assets — 100.0%			$4,718,964,952

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $113,717,551, representing 2.4% of net assets. Except as disclosed in Note 5 below, these securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Ophir Energy PLC	974,600	$6,779,211	$6,551,206	3/8/2013	0.14%
Ophir Energy PLC	5,456,979	22,784,673	36,681,506	3/25/2013	0.78%

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$2,453,832
U.S. Treasury Note	2.625%	4/30/2018	127,532,533
U.S. Treasury Note	1.50%	8/31/2018	134,550,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$3,473,012,625	$920,391,309	*	$—	$4,393,403,934
Ophir Energy PLC	—	—		43,232,712	43,232,712
Repurchase Agreements	—	259,345,000		—	259,345,000

Total	$3,473,012,625	$1,179,736,309		$43,232,712	$4,695,981,646

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities
Balance as of 12/31/2012	$—
Change in unrealized appreciation/depreciation	13,668,828
Net realized gain/loss	—
Purchases	29,563,884
Sales	—
Transfers into/out of Level 3	—

Balance as of 3/31/2013	$43,232,712

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

	Fair Value at 3/31/13	Valuation Technique	Unobservable Input		Range of Unobservable inputs
Ophir Energy PLC	$43,232,712	Exchange close price	Exchange close price with discount	*	$6.72/sh

*	Foreign security whose value was determined by a pricing service using pricing models; in addition, the 3/28/2013 exchange close price was adjusted to reflect restrictions on disposition.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 96.9%
Aerospace — 3.1%
HEICO Corp., Class A	284,380	$9,757,078
Teledyne Technologies, Inc.(1)	150,000	11,766,000
		21,523,078
Asset Management & Custodian — 1.0%
Financial Engines, Inc.	155,733	5,640,649
WisdomTree Investments, Inc.(1)	114,309	1,188,814
		6,829,463
Auto Parts — 1.2%
Dorman Products, Inc.	214,900	7,996,429
		7,996,429
Back Office Support, HR and Consulting — 1.5%
Huron Consulting Group, Inc.(1)	191,590	7,724,909
WageWorks, Inc.(1)	106,030	2,653,931
		10,378,840
Banks: Diversified — 1.3%
Signature Bank(1)	110,049	8,667,459
		8,667,459
Biotechnology — 6.8%
Aegerion Pharmaceuticals, Inc.(1)	160,944	6,492,481
Amicus Therapeutics, Inc.(1)	1,349,117	4,276,701
Cubist Pharmaceuticals, Inc.(1)	152,500	7,140,050
Exact Sciences Corp.(1)	452,520	4,434,696
Hyperion Therapeutics, Inc.(1)	38,700	999,234
KYTHERA Biopharmaceuticals, Inc.(1)	185,510	4,519,024
NPS Pharmaceuticals, Inc.(1)	612,347	6,239,816
Orexigen Therapeutics, Inc.(1)	754,600	4,716,250
Seattle Genetics, Inc.(1)	207,150	7,355,896
		46,174,148
Building Materials — 1.1%
Trex Co., Inc.(1)	156,500	7,696,670
		7,696,670
Building: Roofing, Wallboard & Plumbing — 1.5%
Beacon Roofing Supply, Inc.(1)	263,090	10,171,059
		10,171,059
Casinos & Gambling — 0.2%
Multimedia Games Holding Co., Inc.(1)	80,413	1,678,219
		1,678,219
Chemicals: Specialty — 0.6%
Quaker Chemical Corp.	66,800	3,942,536
		3,942,536
Communications Technology — 0.9%
Aruba Networks, Inc.(1)	242,700	6,004,398
		6,004,398
Computer Services, Software & Systems — 13.7%
Aspen Technology, Inc.(1)	298,145	9,627,102
BroadSoft, Inc.(1)	237,270	6,280,537
ExactTarget, Inc.(1)	386,972	9,004,838
Fortinet, Inc.(1)	507,550	12,018,784
Infoblox, Inc.(1)	520,179	11,287,884
InterXion Holding N.V.(1)	274,030	6,637,007
Proofpoint, Inc.(1)	362,210	6,106,861
Sourcefire, Inc.(1)	141,800	8,398,814
SPS Commerce, Inc.(1)	204,090	8,708,520
Tangoe, Inc.(1)	410,820	5,090,060
Ultimate Software Group, Inc.(1)	98,586	10,268,718
		93,429,125
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	70,052	8,891,000
		8,891,000
Cosmetics — 1.6%
Elizabeth Arden, Inc.(1)	278,950	11,227,737
		11,227,737
Diversified Materials & Processing — 1.7%
Hexcel Corp.(1)	403,708	11,711,569
		11,711,569
Drug & Grocery Store Chains — 0.8%
Natural Grocers by Vitamin Cottage, Inc.(1)	257,667	5,810,391
		5,810,391
Education Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	87,600	2,960,004
Grand Canyon Education, Inc.(1)	382,157	9,702,966
		12,662,970
Electronic Components — 1.3%
InvenSense, Inc.(1)	822,945	8,789,053
		8,789,053
Electronic Technology — 1.0%
Imax Corp.(1)	248,000	6,629,040
		6,629,040
Financial Data & Systems — 2.3%
Heartland Payment Systems, Inc.	285,376	9,408,847
WEX, Inc.(1)	77,880	6,113,580
		15,522,427
Foods — 3.1%
Annie’s, Inc.(1)	163,660	6,261,632
The Hain Celestial Group, Inc.(1)	151,870	9,276,219
WhiteWave Foods Co., Class A(1)	312,870	5,340,691
		20,878,542
Health Care Services — 4.3%
Acadia Healthcare Co., Inc.(1)	238,960	7,023,035
AMN Healthcare Services, Inc.(1)	389,717	6,169,220
ICON PLC(1)	230,900	7,455,761
Team Health Holdings, Inc.(1)	230,308	8,378,605
		29,026,621
Insurance: Property-Casualty — 2.4%
AmTrust Financial Services, Inc.	465,749	16,138,203
		16,138,203
Luxury Items — 0.7%
Movado Group, Inc.	141,276	4,735,572
		4,735,572

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Machinery: Industrial — 3.6%
Altra Holdings, Inc.	291,400	$7,931,908
DXP Enterprises, Inc.(1)	134,600	10,054,620
Middleby Corp.(1)	43,100	6,557,665
		24,544,193
Medical & Dental Instruments & Supplies — 2.2%
Conceptus, Inc.(1)	404,540	9,769,641
Globus Medical, Inc., Class A(1)	377,760	5,545,517
		15,315,158
Medical Equipment — 3.4%
Bruker Corp.(1)	331,200	6,325,920
Cyberonics, Inc.(1)	185,135	8,666,169
Dexcom, Inc.(1)	481,932	8,057,903
		23,049,992
Metal Fabricating — 1.1%
RBC Bearings, Inc.(1)	154,656	7,819,407
		7,819,407
Office Supplies & Equipment — 1.5%
Steelcase, Inc., Class A	680,700	10,026,711
		10,026,711
Offshore Drilling & Other Services — 1.3%
Atwood Oceanics, Inc.(1)	169,680	8,914,987
		8,914,987
Oil Well Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	96,300	8,394,471
Geospace Technologies Corp.(1)	61,118	6,595,855
RigNet, Inc.(1)	113,527	2,831,363
		17,821,689
Oil: Crude Producers — 3.8%
Bonanza Creek Energy, Inc.(1)	103,770	4,012,786
Kodiak Oil & Gas Corp.(1)	743,526	6,758,651
Oasis Petroleum, Inc.(1)	121,960	4,643,017
Rosetta Resources, Inc.(1)	217,793	10,362,591
		25,777,045
Pharmaceuticals — 4.6%
Infinity Pharmaceuticals, Inc.(1)	87,000	4,216,890
Jazz Pharmaceuticals PLC(1)	206,330	11,535,910
The Medicines Co.(1)	236,009	7,887,421
Pacira Pharmaceuticals, Inc.(1)	268,467	7,747,958
		31,388,179
Production Technology Equipment — 1.3%
FEI Co.	133,840	8,639,372
		8,639,372
Recreational Vehicles & Boats — 0.7%
Drew Industries, Inc.	139,900	5,079,769
		5,079,769
Scientific Instruments: Electrical — 1.2%
AZZ, Inc.	164,800	7,943,360
		7,943,360
Scientific Instruments: Pollution Control — 0.5%
Team, Inc.(1)	91,100	3,741,477
		3,741,477
Securities Brokerage & Services — 0.8%
MarketAxess Holdings, Inc.	152,493	5,687,989
		5,687,989
Semiconductors & Components — 1.5%
Microsemi Corp.(1)	451,806	10,468,345
		10,468,345
Specialty Retail — 7.1%
Cabela’s, Inc.(1)	197,980	12,033,224
DSW, Inc., Class A	164,340	10,484,892
Francesca’s Holdings Corp.(1)	297,800	8,534,948
Tile Shop Holdings, Inc.(1)	412,517	8,666,982
Vitamin Shoppe, Inc.(1)	172,056	8,404,936
		48,124,982
Textiles, Apparel & Shoes — 1.3%
Tumi Holdings, Inc.(1)	413,100	8,650,314
		8,650,314
Truckers — 3.1%
Old Dominion Freight Line, Inc.(1)	255,436	9,757,655
Roadrunner Transportation Systems, Inc.(1)	495,116	11,387,668
		21,145,323
Total Common Stocks (Cost $511,909,901)		660,652,841

	Principal Amount	Value
Repurchase Agreements — 2.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $17,726,020, due 4/1/2013(2)	$17,726,000	17,726,000
Total Repurchase Agreements (Cost $17,726,000)		17,726,000
Total Investments — 99.5% (Cost $529,635,901)		678,378,841
Other Assets, Net — 0.5%		3,379,132
Total Net Assets — 100.0%		$681,757,973

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$18,082,637

Legend:
ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$660,652,841	$—	$—	$660,652,841
Repurchase Agreements	—	17,726,000	—	17,726,000

Total	$660,652,841	$17,726,000	$—	$678,378,841

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 95.3%
Aerospace — 4.7%
HEICO Corp., Class A	307,231	$10,541,096
Teledyne Technologies, Inc.(1)	171,900	13,483,836
		24,024,932
Asset Management & Custodian — 0.2%
WisdomTree Investments, Inc.(1)	123,300	1,282,320
		1,282,320
Auto Parts — 1.6%
Dorman Products, Inc.	225,800	8,402,018
		8,402,018
Back Office Support, HR and Consulting — 2.0%
Huron Consulting Group, Inc.(1)	202,760	8,175,283
WageWorks, Inc.(1)	79,300	1,984,879
		10,160,162
Banks: Diversified — 1.1%
SVB Financial Group(1)	79,900	5,668,106
		5,668,106
Biotechnology — 1.5%
Cubist Pharmaceuticals, Inc.(1)	168,500	7,889,170
		7,889,170
Building Materials — 1.7%
Trex Co., Inc.(1)	178,456	8,776,466
		8,776,466
Building: Roofing, Wallboard & Plumbing — 2.2%
Beacon Roofing Supply, Inc.(1)	299,990	11,597,613
		11,597,613
Casinos & Gambling — 0.2%
Multimedia Games Holding Co., Inc.(1)	54,050	1,128,024
		1,128,024
Chemicals: Specialty — 0.8%
Quaker Chemical Corp.	72,400	4,273,048
		4,273,048
Communications Technology — 1.4%
Aruba Networks, Inc.(1)	283,100	7,003,894
		7,003,894
Computer Services, Software & Systems — 8.8%
Aspen Technology, Inc.(1)	321,440	10,379,298
Fortinet, Inc.(1)	470,967	11,152,498
InterXion Holding N.V.(1)	264,236	6,399,796
Sourcefire, Inc.(1)	125,400	7,427,442
Ultimate Software Group, Inc.(1)	98,798	10,290,800
		45,649,834
Consumer Lending — 2.2%
Portfolio Recovery Associates, Inc.(1)	88,876	11,280,142
		11,280,142
Cosmetics — 2.1%
Elizabeth Arden, Inc.(1)	270,800	10,899,700
		10,899,700
Diversified Materials & Processing — 2.5%
Hexcel Corp.(1)	437,411	12,689,293
		12,689,293
Education Services — 2.2%
Bright Horizons Family Solutions, Inc.(1)	63,100	2,132,149
Grand Canyon Education, Inc.(1)	371,335	9,428,196
		11,560,345
Electronic Components — 2.0%
InvenSense, Inc.(1)	962,000	10,274,160
		10,274,160
Electronic Technology — 1.4%
Imax Corp.(1)	279,900	7,481,727
		7,481,727
Financial Data & Systems — 3.8%
Heartland Payment Systems, Inc.	386,745	12,750,983
WEX, Inc.(1)	87,879	6,898,501
		19,649,484
Foods — 2.5%
Annie’s, Inc.(1)	153,000	5,853,780
The Hain Celestial Group, Inc.(1)	115,763	7,070,804
		12,924,584
Health Care Facilities — 2.2%
Brookdale Senior Living, Inc.(1)	398,990	11,123,841
		11,123,841
Insurance: Property-Casualty — 3.4%
AmTrust Financial Services, Inc.	511,790	17,733,524
		17,733,524
Luxury Items — 1.0%
Movado Group, Inc.	159,800	5,356,496
		5,356,496
Machinery: Industrial — 1.4%
Middleby Corp.(1)	46,140	7,020,201
		7,020,201
Medical & Dental Instruments & Supplies — 1.2%
Globus Medical, Inc., Class A(1)	421,600	6,189,088
		6,189,088
Medical Equipment — 5.0%
Bruker Corp.(1)	409,800	7,827,180
Cyberonics, Inc.(1)	167,899	7,859,352
Hologic, Inc.(1)	437,290	9,882,754
		25,569,286
Metal Fabricating — 1.7%
RBC Bearings, Inc.(1)	170,752	8,633,221
		8,633,221
Offshore Drilling & Other Services — 2.0%
Atwood Oceanics, Inc.(1)	196,800	10,339,872
		10,339,872
Oil Well Equipment & Services — 3.3%
Dril-Quip, Inc.(1)	108,900	9,492,813

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Geospace Technologies Corp.(1)	70,000	$7,554,400
		17,047,213
Oil: Crude Producers — 2.4%
Rosetta Resources, Inc.(1)	258,030	12,277,067
		12,277,067
Pharmaceuticals — 6.5%
BioMarin Pharmaceutical, Inc.(1)	200,640	12,491,847
Jazz Pharmaceuticals PLC(1)	235,000	13,138,850
The Medicines Co.(1)	240,689	8,043,826
		33,674,523
Production Technology Equipment — 1.4%
FEI Co.	111,900	7,223,145
		7,223,145
Scientific Instruments: Electrical — 1.6%
AZZ, Inc.	167,400	8,068,680
		8,068,680
Scientific Instruments: Pollution Control — 0.8%
Team, Inc.(1)	102,400	4,205,568
		4,205,568
Securities Brokerage & Services — 1.2%
MarketAxess Holdings, Inc.	167,284	6,239,693
		6,239,693
Semiconductors & Components — 2.7%
Microsemi Corp.(1)	601,419	13,934,878
		13,934,878
Specialty Retail — 8.7%
Cabela’s, Inc.(1)	196,780	11,960,289
DSW, Inc., Class A	165,608	10,565,790
Francesca’s Holdings Corp.(1)	320,400	9,182,664
Tile Shop Holdings, Inc.(1)	258,820	5,437,808
Vitamin Shoppe, Inc.(1)	158,127	7,724,504
		44,871,055
Textiles, Apparel & Shoes — 1.7%
Tumi Holdings, Inc.(1)	408,750	8,559,225
		8,559,225
Truckers — 2.2%
Old Dominion Freight Line, Inc.(1)	290,920	11,113,144
		11,113,144
Total Common Stocks (Cost $426,581,394)		491,794,742

	Principal Amount	Value
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $14,250,016, due 4/1/2013(2)	$14,250,000	14,250,000
Total Repurchase Agreements (Cost $14,250,000)		14,250,000

Total Investments — 98.1% (Cost $440,831,394)	506,044,742
Other Assets, Net — 1.9%	9,711,403
Total Net Assets — 100.0%	$515,756,145

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$14,537,326

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$491,794,742	$—	$—	$491,794,742
Repurchase Agreements	—	14,250,000	—	14,250,000

Total	$491,794,742	$14,250,000	$—	$506,044,742

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 96.0%
Aerospace — 4.2%
B/E Aerospace, Inc.(1)	21,400	$1,290,206
Teledyne Technologies, Inc.(1)	21,900	1,717,836
		3,008,042
Asset Management & Custodian — 1.7%
Affiliated Managers Group, Inc.(1)	8,110	1,245,453
		1,245,453
Auto Parts — 2.1%
LKQ Corp.(1)	67,940	1,478,375
		1,478,375
Back Office Support, HR and Consulting — 2.1%
Verisk Analytics, Inc., Class A(1)	24,180	1,490,214
		1,490,214
Banks: Diversified — 1.1%
SVB Financial Group(1)	10,900	773,246
		773,246
Beverage: Soft Drinks — 1.4%
Green Mountain Coffee Roasters, Inc.(1)	18,000	1,021,680
		1,021,680
Biotechnology — 2.4%
Onyx Pharmaceuticals, Inc.(1)	19,800	1,759,428
		1,759,428
Building: Roofing, Wallboard & Plumbing — 2.6%
Beacon Roofing Supply, Inc.(1)	49,200	1,902,072
		1,902,072
Chemicals: Diversified — 3.1%
Ecolab, Inc.	17,620	1,412,772
FMC Corp.	14,170	808,115
		2,220,887
Communications Technology — 1.2%
Aruba Networks, Inc.(1)	34,000	841,160
		841,160
Computer Services, Software & Systems — 9.3%
Akamai Technologies, Inc.(1)	28,300	998,707
Citrix Systems, Inc.(1)	19,080	1,376,813
Equinix, Inc.(1)	5,050	1,092,365
Fortinet, Inc.(1)	36,875	873,200
Intuit, Inc.	20,680	1,357,642
LinkedIn Corp., Class A(1)	5,600	985,936
		6,684,663
Computer Technology — 1.5%
Western Digital Corp.	21,600	1,086,048
		1,086,048
Consumer Lending — 2.0%
FleetCor Technologies, Inc.(1)	19,000	1,456,730
		1,456,730
Cosmetics — 1.5%
The Estee Lauder Companies, Inc., Class A	16,600	1,062,898
		1,062,898
Diversified Materials & Processing — 2.3%
Hexcel Corp.(1)	57,630	1,671,846
		1,671,846
Diversified Retail — 1.3%
Nordstrom, Inc.	17,160	947,747
		947,747
Drug & Grocery Store Chains — 1.6%
Whole Foods Market, Inc.	13,640	1,183,270
		1,183,270
Electronic Technology — 1.4%
Imax Corp.(1)	37,500	1,002,375
		1,002,375
Entertainment — 2.0%
Discovery Communications, Inc., Class C(1)	20,900	1,453,386
		1,453,386
Financial Data & Systems — 3.4%
Alliance Data Systems Corp.(1)	9,000	1,457,010
WEX, Inc.(1)	12,390	972,615
		2,429,625
Foods — 0.8%
WhiteWave Foods Co., Class A(1)	33,800	576,966
		576,966
Health Care Facilities — 1.7%
Brookdale Senior Living, Inc.(1)	44,230	1,233,132
		1,233,132
Health Care Services — 1.7%
Cerner Corp.(1)	13,060	1,237,435
		1,237,435
Hotel/Motel — 3.2%
Wyndham Worldwide Corp.	16,700	1,076,816
Wynn Resorts Ltd.	9,700	1,214,052
		2,290,868
Insurance: Property-Casualty — 2.7%
AmTrust Financial Services, Inc.	56,300	1,950,795
		1,950,795
Machinery: Industrial — 1.5%
Middleby Corp.(1)	7,020	1,068,093
		1,068,093
Medical Equipment — 2.1%
Hologic, Inc.(1)	66,190	1,495,894
		1,495,894
Offshore Drilling & Other Services — 2.0%
Atwood Oceanics, Inc.(1)	27,610	1,450,630
		1,450,630
Oil Well Equipment & Services — 2.5%
Core Laboratories N.V.	6,200	855,104

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Oil States International, Inc.(1)	11,460	$934,792
		1,789,896
Oil: Crude Producers — 2.2%
Cabot Oil & Gas Corp.	8,750	591,587
Concho Resources, Inc.(1)	10,290	1,002,555
		1,594,142
Personal Care — 2.0%
Church & Dwight Co., Inc.	21,700	1,402,471
		1,402,471
Pharmaceuticals — 4.2%
BioMarin Pharmaceutical, Inc.(1)	20,300	1,263,878
Jazz Pharmaceuticals PLC(1)	31,030	1,734,887
		2,998,765
Scientific Instruments: Control & Filter — 2.1%
Flowserve Corp.	9,100	1,526,161
		1,526,161
Scientific Instruments: Electrical — 2.3%
AMETEK, Inc.	37,595	1,630,119
		1,630,119
Semiconductors & Components — 4.6%
Avago Technologies Ltd.	48,800	1,752,896
Microsemi Corp.(1)	67,500	1,563,975
		3,316,871
Specialty Retail — 8.3%
Cabela’s, Inc.(1)	27,800	1,689,684
CarMax, Inc.(1)	26,600	1,109,220
DSW, Inc., Class A	23,000	1,467,400
Tractor Supply Co.	10,310	1,073,580
Ulta Salon, Cosmetics & Fragrance, Inc.	7,900	641,243
		5,981,127
Textiles, Apparel & Shoes — 1.8%
Michael Kors Holdings Ltd.(1)	23,280	1,322,071
		1,322,071
Truckers — 2.1%
Old Dominion Freight Line, Inc.(1)	39,655	1,514,821
		1,514,821
Total Common Stocks (Cost $52,480,603)		69,099,402

	Principal Amount	Value
Repurchase Agreements — 4.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $2,890,003 due 4/1/2013(2)	$2,890,000	2,890,000
Total Repurchase Agreements (Cost $2,890,000)		2,890,000
Total Investments — 100.0% (Cost $55,370,603)		71,989,402
Other Assets, Net — 0.0%		26,019
Total Net Assets — 100.0%		$72,015,421

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$2,951,846

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$69,099,402	$—	$—	$69,099,402
Repurchase Agreements	—	2,890,000	—	2,890,000

Total	$69,099,402	$2,890,000	$—	$71,989,402

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace — 1.8%
B/E Aerospace, Inc.(1)	61,600	$3,713,864
		3,713,864
Asset Management & Custodian — 2.0%
Affiliated Managers Group, Inc.(1)	26,750	4,107,997
		4,107,997
Auto Parts — 2.3%
LKQ Corp.(1)	219,700	4,780,672
		4,780,672
Back Office Support, HR and Consulting — 2.1%
Verisk Analytics, Inc., Class A(1)	69,979	4,312,806
		4,312,806
Beverage: Soft Drinks — 1.4%
Green Mountain Coffee Roasters, Inc.(1)	51,600	2,928,816
		2,928,816
Biotechnology — 5.6%
Biogen Idec, Inc.(1)	29,390	5,669,625
Celgene Corp.(1)	50,400	5,841,864
		11,511,489
Chemicals: Diversified — 3.4%
Ecolab, Inc.	61,487	4,930,028
FMC Corp.	35,966	2,051,141
		6,981,169
Communications Technology — 4.2%
QUALCOMM, Inc.	131,482	8,802,720
		8,802,720
Computer Services, Software & Systems — 13.3%
Autodesk, Inc.(1)	99,330	4,096,369
Citrix Systems, Inc.(1)	30,110	2,172,738
Equinix, Inc.(1)	12,950	2,801,214
Facebook, Inc., Class A(1)	130,700	3,343,306
Google, Inc., Class A(1)	8,510	6,757,195
Intuit, Inc.	30,130	1,978,035
LinkedIn Corp., Class A(1)	13,000	2,288,780
Salesforce.com, Inc.(1)	23,120	4,134,550
		27,572,187
Computer Technology — 4.6%
Apple, Inc.	14,346	6,349,970
Western Digital Corp.	62,000	3,117,360
		9,467,330
Consumer Lending — 2.0%
FleetCor Technologies, Inc.(1)	54,500	4,178,515
		4,178,515
Consumer Services: Miscellaneous — 2.9%
eBay, Inc.(1)	109,650	5,945,223
		5,945,223
Cosmetics — 1.8%
The Estee Lauder Companies, Inc., Class A	60,000	3,841,800
		3,841,800
Diversified Manufacturing Operations — 2.9%
Danaher Corp.	95,611	5,942,224
		5,942,224
Diversified Retail — 5.1%
Amazon.com, Inc.(1)	18,610	4,959,379
Costco Wholesale Corp.	39,298	4,169,911
Nordstrom, Inc.	27,275	1,506,398
		10,635,688
Drug & Grocery Store Chains — 3.3%
Walgreen Co.	52,000	2,479,360
Whole Foods Market, Inc.	49,590	4,301,932
		6,781,292
Entertainment — 3.2%
Discovery Communications, Inc., Class C(1)	93,995	6,536,412
		6,536,412
Financial Data & Systems — 3.6%
Alliance Data Systems Corp.(1)	25,820	4,180,000
MasterCard, Inc., Class A	6,130	3,317,127
		7,497,127
Foods — 3.0%
Mondelez International, Inc., Class A	203,530	6,230,053
		6,230,053
Health Care Management Services — 0.7%
UnitedHealth Group, Inc.	27,230	1,557,828
		1,557,828
Health Care Services — 1.8%
Cerner Corp.(1)	16,663	1,578,819
Express Scripts Holding Co.(1)	36,053	2,078,456
		3,657,275
Hotel/Motel — 1.7%
Wynn Resorts Ltd.	27,900	3,491,964
		3,491,964
Oil Well Equipment & Services — 2.5%
Core Laboratories N.V.	17,600	2,427,392
Oil States International, Inc.(1)	32,840	2,678,759
		5,106,151
Oil: Crude Producers — 2.7%
Concho Resources, Inc.(1)	29,598	2,883,733
EOG Resources, Inc.	21,900	2,804,733
		5,688,466
Personal Care — 1.3%
Church & Dwight Co., Inc.	40,300	2,604,589
		2,604,589
Pharmaceuticals — 6.2%
BioMarin Pharmaceutical, Inc.(1)	38,400	2,390,784
Gilead Sciences, Inc.(1)	215,380	10,538,543
		12,929,327
Restaurants — 2.2%
Starbucks Corp.	80,800	4,602,368
		4,602,368

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter — 3.6%
Flowserve Corp.	29,000	$4,863,590
Pall Corp.	36,580	2,500,975
		7,364,565
Scientific Instruments: Electrical — 2.2%
AMETEK, Inc.	106,094	4,600,236
		4,600,236
Semiconductors & Components — 2.3%
Avago Technologies Ltd.	130,700	4,694,744
		4,694,744
Specialty Retail — 2.1%
CarMax, Inc.(1)	42,200	1,759,740
The Home Depot, Inc.	37,990	2,650,942
		4,410,682
Total Common Stocks (Cost $156,482,851)		202,475,579

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $5,667,006, due 4/1/2013(2)	$5,667,000	5,667,000
Total Repurchase Agreements (Cost $5,667,000)		5,667,000
Total Investments — 100.5% (Cost $162,149,851)		208,142,579
Other Liabilities, Net — (0.5)%		(1,091,030)
Total Net Assets — 100.0%		$207,051,549

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Note	1.375%	11/30/2015	$5,784,999

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$202,475,579	$—	$—	$202,475,579
Repurchase Agreements	—	5,667,000	—	5,667,000

Total	$202,475,579	$5,667,000	$—	$208,142,579

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 99.7%
Communications Technology — 6.8%
Aruba Networks, Inc.(1)	143,000	$3,537,820
Finisar Corp.(1)	72,600	957,594
Procera Networks, Inc.(1)	141,400	1,681,246
QUALCOMM, Inc.	73,560	4,924,842
		11,101,502
Computer Services, Software & Systems — 59.4%
Akamai Technologies, Inc.(1)	68,000	2,399,720
Aspen Technology, Inc.(1)	84,040	2,713,651
BroadSoft, Inc.(1)	121,344	3,211,976
Citrix Systems, Inc.(1)	67,420	4,865,027
Concur Technologies, Inc.(1)	28,800	1,977,408
Equinix, Inc.(1)	13,610	2,943,979
ExactTarget, Inc.(1)	148,210	3,448,847
Facebook, Inc., Class A(1)	137,300	3,512,134
Fortinet, Inc.(1)	185,973	4,403,841
Google, Inc., Class A(1)	10,100	8,019,703
Infoblox, Inc.(1)	231,120	5,015,304
Informatica Corp.(1)	74,700	2,574,909
Intuit, Inc.	49,570	3,254,270
LinkedIn Corp., Class A(1)	18,200	3,204,292
Microsoft Corp.	178,260	5,100,018
NetSuite, Inc.(1)	49,400	3,954,964
Proofpoint, Inc.(1)	132,410	2,232,433
QLIK Technologies, Inc.(1)	80,300	2,074,149
Red Hat, Inc.(1)	55,800	2,821,248
Salesforce.com, Inc.(1)	30,700	5,490,081
SAP AG, ADR	36,000	2,899,440
SolarWinds, Inc.(1)	43,700	2,582,670
Sourcefire, Inc.(1)	43,300	2,564,659
Splunk, Inc.(1)	63,500	2,541,905
SPS Commerce, Inc.(1)	66,300	2,829,021
Symantec Corp.(1)	180,400	4,452,272
Tangoe, Inc.(1)	156,210	1,935,442
Ultimate Software Group, Inc.(1)	18,470	1,923,835
VMware, Inc., Class A(1)	36,400	2,871,232
		97,818,430
Computer Technology — 6.0%
Apple, Inc.	11,460	5,072,540
Fusion-io, Inc.(1)	97,600	1,597,712
Stratasys Ltd.(1)	25,400	1,885,188
Synaptics, Inc.(1)	33,500	1,363,115
		9,918,555
Consumer Services: Miscellaneous — 3.3%
eBay, Inc.(1)	100,490	5,448,568
		5,448,568
Diversified Retail — 3.1%
Amazon.com, Inc.(1)	18,810	5,012,677
		5,012,677
Electronic Components — 2.5%
InvenSense, Inc.(1)	385,800	4,120,344
		4,120,344
Electronic Technology — 0.8%
Imax Corp.(1)	51,500	1,376,595
		1,376,595
Radio & TV Broadcasters — 1.3%
Pandora Media, Inc.(1)	146,800	2,078,688
		2,078,688
Semiconductors & Components — 14.0%
Avago Technologies Ltd.	118,600	4,260,112
Broadcom Corp., Class A	70,880	2,457,410
Intermolecular, Inc.(1)	182,350	1,859,970
LSI Corp.(1)	351,300	2,381,814
Mellanox Technologies Ltd.(1)	48,600	2,697,786
Microsemi Corp.(1)	222,000	5,143,740
O2Micro International Ltd., ADR(1)	242,312	756,013
RDA Microelectronics, Inc., ADR	171,600	1,587,300
Rubicon Technology, Inc.(1)	293,922	1,939,885
		23,084,030
Technology: Miscellaneous — 0.9%
Fabrinet(1)	102,800	1,501,908
		1,501,908
Telecommunications Equipment — 1.6%
Alcatel-Lucent, ADR(1)	924,000	1,228,920
Meru Networks, Inc.(1)	209,000	1,410,750
		2,639,670
Total Common Stocks (Cost $128,105,128)		164,100,967

	Principal Amount	Value
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $2,321,003, due 4/1/2013(2)	$2,321,000	2,321,000
Total Repurchase Agreements (Cost $2,321,000)		2,321,000
Total Investments — 101.1% (Cost $130,426,128)		166,421,967
Other Liabilities, Net — (1.1)%		(1,811,994)
Total Net Assets — 100.0%		$164,609,973

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$2,368,432

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$164,100,967	$—	$—	$164,100,967
Repurchase Agreements	—	2,321,000	—	2,321,000

Total	$164,100,967	$2,321,000	$—	$166,421,967

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 97.7%
Aerospace — 3.1%
HEICO Corp., Class A	42,808	$1,468,742
Teledyne Technologies, Inc.(1)	22,500	1,764,900
		3,233,642
Asset Management & Custodian — 1.0%
Financial Engines, Inc.	23,649	856,567
WisdomTree Investments, Inc.(1)	17,500	182,000
		1,038,567
Auto Parts — 1.2%
Dorman Products, Inc.	32,300	1,201,883
		1,201,883
Back Office Support, HR and Consulting — 2.9%
Huron Consulting Group, Inc.(1)	28,800	1,161,216
Robert Half International, Inc.	37,216	1,396,716
WageWorks, Inc.(1)	16,100	402,983
		2,960,915
Banks: Diversified — 1.3%
Signature Bank(1)	16,501	1,299,619
		1,299,619
Biotechnology — 6.7%
Aegerion Pharmaceuticals, Inc.(1)	24,499	988,290
Amicus Therapeutics, Inc.(1)	203,200	644,144
Cubist Pharmaceuticals, Inc.(1)	22,900	1,072,178
Exact Sciences Corp.(1)	68,100	667,380
Hyperion Therapeutics, Inc.(1)	5,800	149,756
KYTHERA Biopharmaceuticals, Inc.(1)	27,900	679,644
NPS Pharmaceuticals, Inc.(1)	92,142	938,927
Orexigen Therapeutics, Inc.(1)	113,500	709,375
Seattle Genetics, Inc.(1)	31,100	1,104,361
		6,954,055
Building Materials — 1.1%
Trex Co., Inc.(1)	23,826	1,171,763
		1,171,763
Building: Roofing, Wallboard & Plumbing — 1.5%
Beacon Roofing Supply, Inc.(1)	39,600	1,530,936
		1,530,936
Casinos & Gambling — 0.2%
Multimedia Games Holding Co., Inc.(1)	12,365	258,058
		258,058
Chemicals: Specialty — 0.6%
Quaker Chemical Corp.	10,300	607,906
		607,906
Communications Technology — 0.9%
Aruba Networks, Inc.(1)	36,800	910,432
		910,432
Computer Services, Software & Systems — 13.6%
Aspen Technology, Inc.(1)	44,869	1,448,820
BroadSoft, Inc.(1)	36,150	956,891
ExactTarget, Inc.(1)	58,200	1,354,314
Fortinet, Inc.(1)	76,258	1,805,789
Infoblox, Inc.(1)	78,500	1,703,450
InterXion Holding N.V.(1)	41,900	1,014,818
Proofpoint, Inc.(1)	54,400	917,184
Sourcefire, Inc.(1)	21,700	1,285,291
SPS Commerce, Inc.(1)	30,700	1,309,969
Tangoe, Inc.(1)	61,800	765,702
Ultimate Software Group, Inc.(1)	14,858	1,547,609
		14,109,837
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	10,420	1,322,506
		1,322,506
Cosmetics — 1.6%
Elizabeth Arden, Inc.(1)	41,900	1,686,475
		1,686,475
Diversified Materials & Processing — 1.7%
Hexcel Corp.(1)	60,710	1,761,197
		1,761,197
Drug & Grocery Store Chains — 0.8%
Natural Grocers by Vitamin Cottage, Inc.(1)	39,110	881,930
		881,930
Education Services — 1.8%
Bright Horizons Family Solutions, Inc.(1)	13,200	446,028
Grand Canyon Education, Inc.(1)	57,380	1,456,878
		1,902,906
Electronic Components — 1.3%
InvenSense, Inc.(1)	125,800	1,343,544
		1,343,544
Electronic Technology — 1.0%
Imax Corp.(1)	37,200	994,356
		994,356
Financial Data & Systems — 2.3%
Heartland Payment Systems, Inc.	43,399	1,430,865
WEX, Inc.(1)	11,861	931,089
		2,361,954
Foods — 3.0%
Annie’s, Inc.(1)	24,900	952,674
The Hain Celestial Group, Inc.(1)	22,850	1,395,678
WhiteWave Foods Co., Class A(1)	47,000	802,290
		3,150,642
Health Care Services — 4.3%
Acadia Healthcare Co., Inc.(1)	36,000	1,058,040
AMN Healthcare Services, Inc.(1)	59,916	948,470
ICON PLC(1)	34,700	1,120,463
Team Health Holdings, Inc.(1)	35,018	1,273,955
		4,400,928
Insurance: Property-Casualty — 2.3%
AmTrust Financial Services, Inc.	70,149	2,430,663
		2,430,663
Luxury Items — 0.7%
Movado Group, Inc.	21,300	713,976
		713,976

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2013 (unaudited)	Shares	Value
Machinery: Industrial — 3.6%
Altra Holdings, Inc.	43,900	$1,194,958
DXP Enterprises, Inc.(1)	20,400	1,523,880
Middleby Corp.(1)	6,400	973,760
		3,692,598
Medical & Dental Instruments & Supplies — 2.2%
Conceptus, Inc.(1)	61,500	1,485,225
Globus Medical, Inc., Class A(1)	56,700	832,356
		2,317,581
Medical Equipment — 3.4%
Bruker Corp.(1)	50,200	958,820
Cyberonics, Inc.(1)	27,821	1,302,301
Dexcom, Inc.(1)	72,377	1,210,143
		3,471,264
Metal Fabricating — 1.1%
RBC Bearings, Inc.(1)	23,246	1,175,318
		1,175,318
Office Supplies & Equipment — 1.5%
Steelcase, Inc., Class A	102,300	1,506,879
		1,506,879
Offshore Drilling & Other Services — 1.3%
Atwood Oceanics, Inc.(1)	25,800	1,355,532
		1,355,532
Oil Well Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	14,700	1,281,399
Geospace Technologies Corp.(1)	9,134	985,741
RigNet, Inc.(1)	17,399	433,931
		2,701,071
Oil: Crude Producers — 3.8%
Bonanza Creek Energy, Inc.(1)	15,700	607,119
Kodiak Oil & Gas Corp.(1)	111,750	1,015,807
Oasis Petroleum, Inc.(1)	18,600	708,102
Rosetta Resources, Inc.(1)	33,260	1,582,511
		3,913,539
Pharmaceuticals — 4.6%
Infinity Pharmaceuticals, Inc.(1)	13,300	644,651
Jazz Pharmaceuticals PLC(1)	31,010	1,733,769
The Medicines Co.(1)	35,974	1,202,251
Pacira Pharmaceuticals, Inc.(1)	40,900	1,180,374
		4,761,045
Production Technology Equipment — 1.3%
FEI Co.	20,100	1,297,455
		1,297,455
Recreational Vehicles & Boats — 0.7%
Drew Industries, Inc.	21,100	766,141
		766,141
Scientific Instruments: Electrical — 1.2%
AZZ, Inc.	24,800	1,195,360
		1,195,360
Scientific Instruments: Pollution Control — 0.5%
Team, Inc.(1)	13,900	570,873
		570,873
Securities Brokerage & Services — 0.8%
MarketAxess Holdings, Inc.	23,082	860,959
		860,959
Semiconductors & Components — 1.5%
Microsemi Corp.(1)	67,856	1,572,224
		1,572,224
Specialty Retail — 7.0%
Cabela’s, Inc.(1)	29,700	1,805,166
DSW, Inc., Class A	24,900	1,588,620
Francesca’s Holdings Corp.(1)	44,800	1,283,968
Tile Shop Holdings, Inc.(1)	61,900	1,300,519
Vitamin Shoppe, Inc.(1)	25,883	1,264,385
		7,242,658
Textiles, Apparel & Shoes — 1.3%
Tumi Holdings, Inc.(1)	62,300	1,304,562
		1,304,562
Truckers — 3.1%
Old Dominion Freight Line, Inc.(1)	38,423	1,467,759
Roadrunner Transportation Systems, Inc.(1)	74,400	1,711,200
		3,178,959
Total Common Stocks (Cost $80,140,542)		101,112,708

	Principal Amount	Value
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $1,939,002, due 4/1/2013(2)	$1,939,000	1,939,000
Total Repurchase Agreements (Cost $1,939,000)		1,939,000
Total Investments — 99.6% (Cost $82,079,542)		103,051,708
Other Assets, Net — 0.4%		428,661
Total Net Assets — 100.0%		$103,480,369

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$1,981,659

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$101,112,708	$—	$—	$101,112,708
Repurchase Agreements	—	1,939,000	—	1,939,000

Total	$101,112,708	$1,939,000	$—	$103,051,708

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 97.3%
Australia — 5.1%
Brambles Ltd.	1,495,474	$13,259,565
Cochlear Ltd.	64,517	4,583,266
Fortescue Metals Group Ltd.	2,992,196	12,387,811
James Hardie Industries PLC	535,215	5,614,535
Woodside Petroleum Ltd.	268,963	10,081,032
		45,926,209
Brazil — 1.6%
BM&F BOVESPA S.A.	1,056,500	7,131,342
MercadoLibre, Inc.	69,600	6,720,576
		13,851,918
Chile — 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	83,000	4,602,350
		4,602,350
Denmark — 3.8%
Novo Nordisk A/S, Class B	144,662	23,316,924
Novozymes A/S, B Shares	304,585	10,342,594
		33,659,518
France — 7.8%
Essilor International S.A.	135,960	15,129,124
L’Oreal S.A.	178,507	28,320,746
PPR	120,376	26,474,033
		69,923,903
Germany — 3.1%
Adidas AG	53,811	5,593,616
Aixtron SE	326,807	4,776,195
HeidelbergCement AG	95,261	6,868,982
SMA Solar Technology AG	93,147	2,228,811
Volkswagen AG	43,517	8,207,500
		27,675,104
Hong Kong — 3.0%
AIA Group Ltd.	2,548,600	11,172,541
AIA Group Ltd.(1)	1,755,200	7,694,437
Hong Kong Exchanges & Clearing Ltd.	491,600	8,406,722
		27,273,700
India — 0.6%
Housing Development Finance Corp. Ltd.	325,600	4,938,387
		4,938,387
Italy — 3.6%
Fiat SpA(2)	3,082,632	16,466,915
UniCredit SpA(2)	3,654,878	15,688,350
		32,155,265
Japan — 8.0%
Gree, Inc.	693,200	8,732,339
Kyocera Corp.	53,600	4,917,931
Rakuten, Inc.	2,154,100	22,030,324
Sanrio Co. Ltd.	128,700	5,716,114
SMC Corp.	80,500	15,632,113
Softbank Corp.	262,300	12,084,621
Yamada Denki Co. Ltd.	60,430	2,772,563
		71,886,005
Luxembourg — 0.0%
Reinet Investments SCA(2)	3,406	65,797
		65,797
Norway — 0.9%
Schibsted ASA	177,774	7,955,245
		7,955,245
People’s Republic of China — 8.0%
Baidu, Inc., ADR(2)	375,700	32,948,890
CNOOC Ltd.	2,221,000	4,265,045
New Oriental Education & Technology Group, ADR	214,900	3,868,200
Tencent Holdings Ltd.	857,000	27,410,800
Youku Tudou, Inc., ADR(2)	205,153	3,440,416
		71,933,351
Peru — 1.3%
Credicorp Ltd.	68,987	11,455,291
		11,455,291
Portugal — 0.9%
Jeronimo Martins, SGPS, S.A.	433,424	8,440,052
		8,440,052
Russia — 0.4%
Mail.ru Group Ltd., GDR	142,738	3,958,860
		3,958,860
Singapore — 0.7%
Singapore Exchange Ltd.	1,039,000	6,472,609
		6,472,609
South Africa — 0.2%
Impala Platinum Holdings Ltd.	137,000	2,022,269
		2,022,269
South Korea — 3.4%
Celltrion, Inc.	115,509	5,552,238
NHN Corp.	44,180	10,680,565
Samsung Electronics Co. Ltd.	10,602	14,450,839
		30,683,642
Spain — 5.8%
Banco Santander S.A.	2,090,227	14,160,525
Distribuidora Internacional de Alimentacion S.A.	704,266	4,887,881
Industria de Diseno Textil S.A.	245,161	32,670,261
		51,718,667
Sweden — 9.6%
Alfa Laval AB	495,289	11,433,816
Atlas Copco AB, Class B	1,372,969	34,785,932
Elekta AB, Class B	417,892	6,339,005
Sandvik AB	818,645	12,628,197
Svenska Handelsbanken AB, Class A	482,097	20,619,840
		85,806,790
Switzerland — 8.7%
ABB Ltd. (Reg S)(2)	518,826	11,778,199
Compagnie Financiere Richemont S.A., Class A	307,449	24,205,970
Geberit AG(2)	50,335	12,411,305
Syngenta AG (Reg S)	57,203	23,937,057
The Swatch Group AG	9,351	5,451,616
		77,784,147
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	346,107	5,949,579
		5,949,579

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Turkey — 1.4%
BIM Birlesik Magazalar A.S.	91,419	$4,455,951
Turkiye Garanti Bankasi A.S.	1,517,893	8,060,341
		12,516,292
United Kingdom — 18.2%
Aggreko PLC	159,082	4,317,551
ARM Holdings PLC	1,941,000	27,349,188
BG Group PLC	400,227	6,887,122
BHP Billiton PLC	430,100	12,525,243
British American Tobacco PLC	291,841	15,649,245
Meggitt PLC	1,961,378	14,675,453
Prudential PLC	1,925,497	31,273,012
Rolls-Royce Holdings PLC(2)	1,576,583	27,128,461
Standard Chartered PLC	915,582	23,774,103
		163,579,378
Total Common Stocks (Cost $767,531,898)		872,234,328

	Shares	Value
Preferred Stocks — 2.0%
Brazil — 0.9%
Itau Unibanco Holding S.A., ADR	452,040	8,046,312
		8,046,312
Germany — 1.1%
Porsche Automobil Holding SE	133,322	9,768,034
		9,768,034
Total Preferred Stocks (Cost $16,027,226)		17,814,346

	Principal Amount	Value
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $8,712,010, due 4/1/2013(3)	$8,712,000	8,712,000
Total Repurchase Agreements (Cost $8,712,000)		8,712,000
Total Investments — 100.2% (Cost $792,271,124)		898,760,674
Other Liabilities, Net — (0.2)%		(2,111,832)
Total Net Assets — 100.0%		$896,648,842

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $7,694,437, representing 0.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Non-income producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	8/31/2014	$8,891,202

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$76,116,644	$796,117,684	*	$—	$872,234,328
Preferred Stocks	8,046,312	9,768,034	*	—	17,814,346
Repurchase Agreements	—	8,712,000		—	8,712,000

Total	$84,162,956	$814,597,718		$—	$898,760,674

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 92.8%
Brazil — 9.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	130,386	$6,946,966
Companhia de Bebidas das Americas., ADR	80,727	3,417,174
Cosan S.A. Industria e Comercio	424,224	9,518,405
Duratex S.A.	343,900	2,774,005
Even Construtora e Incorporadora S.A.	786,533	3,814,437
Grendene S.A.	349,571	3,717,571
Grupo BTG Pactual	437,430	7,340,468
Kroton Educacional S.A.	169,235	2,173,276
Mahle-Metal Leve S.A. Industria e Comercio	275,571	3,818,378
Marisa Lojas S.A.	174,719	2,602,520
Minerva S.A.(1)	540,654	3,504,920
Petroleo Brasileiro S.A., ADR	573,855	9,508,777
Sao Martinho S.A.	235,108	3,310,069
		62,446,966
Chile — 0.7%
Sociedad Quimica y Minera de Chile S.A., ADR	83,646	4,638,171
		4,638,171
Hong Kong — 2.8%
AAC Technologies Holdings, Inc.	1,181,000	5,694,229
Melco International Development Ltd.	2,368,000	4,124,998
NagaCorp Ltd.	5,228,000	4,425,671
Xinyi Glass Holdings Ltd.	6,707,342	4,761,686
		19,006,584
India — 7.2%
DLF Ltd.	862,475	3,771,525
HCL Technologies Ltd.	770,809	11,361,705
ICICI Bank Ltd., ADR	171,940	7,376,226
Indiabulls Financial Services Ltd.(2)(3)	640,959	3,199,589
Infosys Ltd.	113,445	6,044,106
Infrastructure Development Finance Co. Ltd.	1,296,669	3,439,271
Oil & Natural Gas Corp. Ltd.	882,770	5,083,846
Sterlite Industries India Ltd., ADR	305,455	2,132,076
Union Bank of India Ltd.	666,990	2,693,059
Wockhardt Ltd.(1)	118,688	4,346,143
		49,447,546
Indonesia — 4.6%
PT Bank Negara Indonesia (Persero) Tbk	12,922,500	6,732,037
PT Indofood Sukses Makmur Tbk	6,627,000	5,087,726
PT Perusahaan Gas Negara (Persero) Tbk	10,857,000	6,662,630
PT Semen Indonesia (Persero) Tbk	1,654,500	3,022,221
PT Telekomunikasi Indonesia (Persero) Tbk	9,180,500	10,419,501
		31,924,115
Liberia — 0.6%
African Petroleum Corp. Ltd.(1)	16,611,907	4,323,874
		4,323,874
Malaysia — 1.4%
Tenaga Nasional Bhd	2,397,900	5,577,160
UMW Holdings Bhd	961,600	4,161,292
		9,738,452
Mexico — 6.9%
Alfa S.A.B. de C.V., Class A	1,713,065	4,180,220
Alsea S.A.B. de C.V.(1)	1,692,108	4,862,013
America Movil S.A.B. de C.V., ADR, Series L	153,600	3,219,456
Arca Continental S.A.B. de C.V.	446,705	3,345,373
Cemex S.A.B. de C.V.(1)	5,580,914	6,777,642
Empresas ICA S.A.B. de C.V.(1)	1,021,174	3,407,096
Fomento Economico Mexicano S.A.B. de C.V., ADR	33,381	3,788,744
Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADR	36,531	4,992,692
Grupo Financiero Banorte S.A.B. de C.V., Class O	872,047	6,990,384
Grupo Mexico S.A.B. de C.V., Series B	1,380,091	5,557,706
		47,121,326
People’s Republic of China — 17.4%
Agricultural Bank of China Ltd., H shares	10,294,057	4,953,862
China CITIC Bank Corp. Ltd., H shares	16,057,000	9,681,404
China Construction Bank Corp., H shares	22,667,000	18,580,568
China Liansu Group Holdings Ltd.	4,258,000	2,423,509
China Mobile Ltd.	331,098	3,509,616
China National Building Material Co. Ltd., H shares	2,682,223	3,395,166
China Petroleum & Chemical Corp., H shares	6,940,000	8,138,575
China Unicom Ltd.	4,036,000	5,418,111
CNOOC Ltd.	2,850,935	5,474,726
COSCO Pacific Ltd.	2,854,571	4,148,000
Great Wall Motor Co. Ltd., H shares	1,166,500	3,977,570
Haitong Securities Co. Ltd., H shares(1)	2,934,000	4,043,336
Honghua Group Ltd.	10,562,000	4,922,308
Huaneng Power International Inc., H Shares	5,698,381	6,053,467
Kingsoft Corp. Ltd.	3,541,000	3,261,599
PICC Property & Casualty Co. Ltd., H shares	4,821,575	6,208,983
Shanghai Industrial Holdings Ltd.	1,553,000	4,875,413
Shimao Property Holdings Ltd.	2,532,665	4,896,278
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	10,460,000	4,610,333
Spreadtrum Communications, Inc., ADR	264,799	5,431,028
Sunny Optical Technology Group Co. Ltd.	4,839,000	5,596,735
		119,600,587
Philippines — 0.8%
Alliance Global Group, Inc.	11,108,000	5,759,175
		5,759,175
Poland — 0.5%
KGHM Polska Miedz S.A.	66,882	3,241,407
		3,241,407
Russia — 5.0%
Gazprom OAO, ADR	548,434	4,661,689
Lukoil OAO, ADR	145,373	9,376,559
Mobile TeleSystems, ADR	265,188	5,499,999
Phosagro OAO, GDR, (Reg S)	198,474	2,798,483
Rosneft Oil Co., GDR, (Reg S)	625,874	4,775,419
Sberbank of Russia, ADR	540,665	6,955,716
		34,067,865
Singapore — 0.7%
Thai Beverage PCL	9,458,318	4,657,731
		4,657,731
South Africa — 4.3%
Imperial Holdings Ltd.	197,262	4,513,730
Mondi PLC	608,289	8,283,797
Nedbank Group Ltd.	393,495	8,152,627
Sasol Ltd.	192,168	8,509,834
		29,459,988
South Korea — 14.6%
Celltrion, Inc.	15,411	740,769
Hana Tour Service, Inc.	87,278	5,454,450
Hanmi Pharm Co. Ltd.(1)	37,437	5,410,189

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2013 (unaudited)	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	118,012	$7,080,588
Hyundai Motor Co.	60,600	12,249,973
KB Financial Group, Inc	206,545	6,899,887
Korea Electric Power Corp.(1)	312,390	8,528,277
LG Chem Ltd.	16,776	4,024,747
POSCO, ADR	78,771	5,806,210
Samsung Electronics Co. Ltd.	29,223	39,831,810
Sung Kwang Bend Co. Ltd.	190,614	3,924,586
		99,951,486
Taiwan — 8.7%
Chipbond Technology Corp.	1,930,000	4,382,720
Eclat Textile Co. Ltd.	926,000	4,067,115
Elan Microelectronics Corp.	1,800,000	3,983,522
Huaku Development Co. Ltd.	1,411,000	3,538,194
ILI Technology Corp.	1,451,000	4,638,170
Mega Financial Holding Co. Ltd.	8,641,000	7,016,015
SinoPac Financial Holdings Co. Ltd.	19,104,000	9,119,854
Taiwan Semiconductor Manufacturing Co. Ltd.	6,842,000	22,915,603
		59,661,193
Thailand — 3.7%
Advanced Info Service PCL	911,000	7,359,945
Krung Thai Bank PCL	6,673,799	5,671,806
PTT Global Chemical PCL	2,510,928	5,980,928
Sansiri PCL	41,433,200	6,752,491
		25,765,170
Turkey — 3.8%
Dogus Otomotiv Servis ve Ticaret A.S.	557,178	3,498,760
Koza Anadolu Metal Madencilik Isletmeleri A.S.(1)	841,967	2,413,521
Turk Hava Yollari Anonim Ortakligi(1)	1,116,943	4,570,453
Turkcell Iletisim Hizmetleri A.S.(1)	533,234	3,573,620
Turkiye Vakiflar Bankasi T.A.O., Class D	2,632,444	8,446,710
Ulker Biskuvi Sanayi A.S.	447,993	3,379,818
		25,882,882
Total Common Stocks (Cost $610,709,047)		636,694,518

	Shares	Value
Exchange-Traded Funds — 0.9%
United States — 0.9% iShares MSCI Emerging Markets Index	143,501	6,138,973
		6,138,973
Total Exchange-Traded Funds (Cost $6,082,031)		6,138,973

	Shares	Value
Preferred Stocks — 5.8%
Brazil — 5.8%
Banco Bradesco S.A.	629,643	10,637,640
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Companhia Energetica de Minas Gerais	161,478	1,887,473
Itau Unibanco Holding S.A.	691,097	12,308,589
Klabin S.A.	306,188	2,113,731
Marcopolo S.A.	422,164	2,997,923
Vale S.A.	582,120	9,575,489
		39,520,845
Total Preferred Stocks (Cost $36,715,105)		39,520,845
Total Investments — 99.5% (Cost $653,506,183)		682,354,336
Other Assets, Net — 0.5%		3,563,837
Total Net Assets — 100.0%		$685,918,173

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Indiabulls Financial Services Ltd.	640,959	$3,106,593	$3,199,589	3/8/2013	0.47%
Comp. Lorenz S.A.	4,700,000	179,645	—	6/27/1997	0.00%

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$180,681,627	$452,813,302	*	$—	$633,494,929
Indiabulls Financial Services Ltd.	—	—		3,199,589	3,199,589
Exchange-Traded Funds	6,138,973	—		—	6,138,973
Preferred Stocks	39,520,845	—		—	39,520,845

Total	$226,341,445	$452,813,302		$3,199,589	$682,354,336

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities
Balance as of 12/31/2012	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	3,199,589

Balance as of 3/31/2013	$3,199,589

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 97.8%
Australia — 1.5%
Brambles Ltd.	41,614	$368,969
Cochlear Ltd.	1,682	119,489
		488,458
Brazil — 2.1%
Arcos Dorados Holdings, Inc., Class A	13,189	174,095
BM&F BOVESPA S.A.	48,900	330,073
OdontoPrev S.A.	33,400	152,889
		657,057
Canada — 0.7%
Ritchie Bros. Auctioneers, Inc.	9,775	212,118
		212,118
Denmark — 1.6%
Carlsberg A/S, Class B	3,853	375,645
Jyske Bank A/S(1)	4,390	149,821
		525,466
Germany — 0.7%
Deutsche Boerse AG	3,785	229,609
		229,609
Greece — 1.7%
Coca-Cola Hellenic Bottling Co. S.A.(1)	20,677	554,364
		554,364
Indonesia — 0.4%
PT Bank Negara Indonesia (Persero) Tbk	239,500	124,769
		124,769
Ireland — 2.1%
CRH PLC	5,186	114,769
Ryanair Holdings PLC, ADR	13,018	543,892
		658,661
Japan — 4.7%
INPEX Corp.	66	355,461
NAMCO BANDAI Holdings, Inc.	15,200	268,880
Olympus Corp.(1)	8,500	201,696
Rohm Co. Ltd.	4,300	149,093
Tokyo Electron Ltd.	3,800	162,124
Yamaha Motor Co. Ltd.	26,900	364,261
		1,501,515
Mexico — 0.8%
America Movil S.A.B. de C.V., ADR, Series L	11,700	245,232
		245,232
Netherlands — 0.6%
QIAGEN N.V.(1)	8,700	183,396
		183,396
Norway — 1.1%
Norsk Hydro ASA	33,606	146,312
Schibsted ASA	4,338	194,122
		340,434
People’s Republic of China — 4.9%
Baidu, Inc., ADR(1)	2,900	254,330
China Mobile Ltd.	24,000	254,399
China Resources Enterprise Ltd.	82,000	243,657
Mindray Medical International Ltd., ADR	11,936	476,724
Shandong Weigao Group Medical Polymer Co. Ltd., H shares	172,000	156,067
Tsingtao Brewery Co. Ltd., H shares	26,000	165,060
		1,550,237
Russia — 0.5%
Sberbank of Russia, ADR	11,312	145,530
		145,530
Singapore — 1.1%
Jardine Matheson Holdings Ltd.	5,200	339,069
		339,069
South Africa — 2.9%
Clicks Group Ltd.	47,607	300,623
Naspers Ltd., N shares	9,734	606,487
		907,110
South Korea — 1.6%
Samsung Electronics Co. Ltd., GDR (Reg S)	750	505,146
		505,146
Sweden — 6.3%
Atlas Copco AB, Class B	18,481	468,240
Investor AB, Class B	11,261	325,742
Svenska Handelsbanken AB, Class A	21,612	924,370
Volvo AB, B shares	20,190	294,770
		2,013,122
Switzerland — 7.8%
Compagnie Financiere Richemont S.A., Class A	8,711	685,831
Nestle S.A. (Reg S)	9,148	662,083
Roche Holding AG	2,872	669,529
Schindler Holding AG	3,217	471,854
		2,489,297
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,600	457,254
		457,254
Turkey — 1.4%
BIM Birlesik Magazalar A.S., GDR(2)	5,281	257,556
Turkiye Garanti Bankasi A.S., ADR(3)	38,147	200,662
		458,218
Turkmenistan — 0.5%
Dragon Oil PLC	17,596	173,635
		173,635
United Kingdom — 9.9%
Aggreko PLC	4,843	131,441
British American Tobacco PLC	6,078	325,918
Bunzl PLC	15,313	302,255
Hays PLC	109,834	161,646
Prudential PLC	55,622	903,386
Rolls-Royce Holdings PLC(1)	30,493	524,697
Vodafone Group PLC	96,000	272,417
Wolseley PLC	10,434	520,355
		3,142,115
United States — 41.5%
Altera Corp.	5,995	212,643
Amazon.com, Inc.(1)	2,466	657,164
Bed, Bath & Beyond, Inc.(1)	3,260	210,009
CarMax, Inc.(1)	9,257	386,017

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

March 31, 2013 (unaudited)	Shares	Value
Deere & Co.	2,804	$241,088
Dolby Laboratories, Inc., Class A	4,895	164,276
eBay, Inc.(1)	12,248	664,087
EOG Resources, Inc.	2,849	364,871
Express Scripts Holding Co.(1)	1,366	78,750
Facebook, Inc., Class A(1)	5,192	132,811
Fairfax Financial Holdings Ltd.	1,034	404,439
First Republic Bank	7,908	305,407
FLIR Systems, Inc.	14,279	371,397
Google, Inc., Class A(1)	598	474,830
Harley-Davidson, Inc.	6,817	363,346
Illumina, Inc.(1)	2,956	159,624
Intuitive Surgical, Inc.(1)	225	110,518
Life Technologies Corp.(1)	6,034	389,977
Markel Corp.(1)	895	450,632
MasterCard, Inc., Class A	975	527,602
Mohawk Industries, Inc.(1)	3,106	351,351
Moody’s Corp.	8,379	446,768
National Oilwell Varco, Inc.	3,070	217,202
New York Community Bancorp, Inc.	25,950	372,382
Omnicom Group, Inc.	11,604	683,476
PepsiCo, Inc.	5,272	417,068
Philip Morris International, Inc.	3,023	280,262
Praxair, Inc.	2,385	266,023
Royal Caribbean Cruises Ltd.	10,462	347,548
Seattle Genetics, Inc.(1)	6,100	216,611
TD Ameritrade Holding Corp.	5,131	105,801
Teradata Corp.(1)	1,735	101,515
Teradyne, Inc.(1)	10,350	167,877
Tesla Motors, Inc.(1)	4,153	157,357
The Progressive Corp.	7,354	185,836
The Walt Disney Co.	6,868	390,102
TripAdvisor, Inc.(1)	4,515	237,128
Ultra Petroleum Corp.(1)	12,493	251,109
Visa, Inc., Class A	1,953	331,698
Waters Corp.(1)	3,787	355,637
Weight Watchers International, Inc.	2,551	107,423
WellPoint, Inc.	3,543	234,653
Xilinx, Inc.	7,656	292,230
		13,186,545
Total Common Stocks (Cost $26,407,542)		31,088,357

	Shares	Value
Preferred Stocks — 0.6%
Brazil — 0.6%
Petroleo Brasileiro S.A., ADR	9,900	179,685
		179,685
Total Preferred Stocks (Cost $275,112)		179,685

	Principal Amount	Value
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $164,000, due 4/1/2013(4)	$164,000	164,000
Total Repurchase Agreements (Cost $164,000)		164,000
Total Investments — 98.9% (Cost $26,846,654)		31,432,042
Other Assets, Net — 1.1%		349,868
Total Net Assets — 100.0%		$31,781,910

(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $257,556, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Fair valued security.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$170,299

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$16,216,548	$14,871,809	*	$—	$31,088,357
Preferred Stocks	179,685	—		—	179,685
Repurchase Agreements	—	164,000		—	164,000

Total	$16,396,233	$15,035,809		$—	$31,432,042

*	Includes certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities with a value of $14,671,147 were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 98.1%
Hong Kong — 24.3%
AAC Technologies Holdings, Inc.	43,500	$209,737
AIA Group Ltd.	110,600	484,848
BOC Hong Kong (Holdings) Ltd.	114,000	382,024
Cheung Kong (Holdings) Ltd.	40,000	592,570
CLP Holdings Ltd.	13,500	118,346
Galaxy Entertainment Group Ltd.(1)	94,000	394,179
Guodian Technology & Environment Group Corp. Ltd., H shares(1)	321,439	100,966
Hong Kong Exchanges & Clearing Ltd.	6,700	114,575
Hutchison Telecommunications Hong Kong Holdings Ltd.	264,000	130,756
Hutchison Whampoa Ltd.	45,000	470,773
Jardine Matheson Holdings Ltd.	4,400	286,905
K Wah International Holdings Ltd.	243,000	136,874
Kerry Properties Ltd.	47,500	212,054
Man Wah Holdings Ltd.	168,400	161,272
Melco International Development Ltd.	121,000	210,779
NagaCorp Ltd.	284,000	240,415
New World Development Co. Ltd.	201,000	342,129
SJM Holdings Ltd.	83,000	207,989
Sun Hung Kai Properties Ltd.	13,000	175,093
Techtronic Industries Co.	76,500	187,803
Wheelock & Co. Ltd.	72,000	386,759
Xinyi Glass Holdings Ltd.	221,000	156,893
		5,703,739
People’s Republic of China — 51.3%
Agricultural Bank of China Ltd., H shares	669,000	321,946
AviChina Industry & Technology Co. Ltd., H shares	344,000	170,835
Bank of China Ltd., H shares	660,000	307,073
BBMG Corp., H shares	241,000	196,834
Brilliance China Automotive Holdings Ltd.(1)	142,000	167,702
China CITIC Bank Corp. Ltd., H shares	452,000	272,529
China Communications Services Corp. Ltd., H shares	362,000	234,844
China Construction Bank Corp., H shares	1,434,000	1,175,477
China Liansu Group Holdings Ltd.	228,000	129,770
China Life Insurance Co. Ltd., H shares	41,000	106,969
China Minsheng Banking Corp. Ltd., H shares	188,500	241,866
China Mobile Ltd.	64,000	678,396
China National Building Material Co. Ltd., H shares	158,000	199,997
China Oilfield Services Ltd., H shares	162,000	340,068
China Overseas Land & Investment Ltd.	120,000	332,657
China Pacific Insurance (Group) Co. Ltd., H shares	86,800	286,681
China Petroleum & Chemical Corp., H shares	478,000	560,553
China Wireless Technologies Ltd.	528,000	173,488
CNOOC Ltd.	190,000	364,862
COSCO Pacific Ltd.	104,000	151,123
ENN Energy Holdings Ltd.	68,000	374,851
Great Wall Motor Co. Ltd., H shares	92,500	315,410
Haitong Securities Co. Ltd., H shares(1)	174,400	240,340
Harbin Electric Co. Ltd., H shares	154,000	125,645
Honghua Group Ltd.	556,000	259,118
Huaneng Power International Inc., H shares	286,000	303,822
Industrial & Commercial Bank of China Ltd., H shares	685,000	481,758
Kingsoft Corp. Ltd.	182,000	167,639
Lenovo Group Ltd.	280,000	278,910
PetroChina Co. Ltd., H shares	196,000	258,613
PICC Property & Casualty Co. Ltd., H shares	218,000	280,730
Prince Frog International Holdings Ltd.	542,000	279,217
Shanghai Industrial Holdings Ltd.	69,000	216,615
Shimao Property Holdings Ltd.	127,500	246,490
Sino Biopharmaceutical Ltd.	424,000	296,607
Spreadtrum Communications, Inc., ADR	8,000	164,080
Sunac China Holdings Ltd.	164,000	116,451
Sunny Optical Technology Group Co. Ltd.	257,000	297,243
TCC International Holdings Ltd.	428,000	115,060
TCL Multimedia Technology Holdings Ltd.	244,000	190,632
Tencent Holdings Ltd.	10,100	323,044
Tianneng Power International Ltd.	178,000	119,559
Uni-President China Holdings Ltd.	149,000	171,857
		12,037,361
Taiwan — 22.5%
Asustek Computer, Inc.	19,000	227,029
Chailease Holding Co. Ltd.	91,000	253,570
Chipbond Technology Corp.	113,000	256,605
Delta Electronics, Inc.	76,000	318,770
Hon Hai Precision Industry Co. Ltd.	44,000	122,453
Huaku Development Co. Ltd.	81,000	203,114
Largan Precision Co. Ltd.	11,000	288,243
Mega Financial Holding Co. Ltd.	431,000	349,948
Merida Industry Co. Ltd.	45,000	271,731
Nan Ya Plastics Corp.	167,000	295,177
Novatek Microelectronics Corp.	68,000	298,220
SinoPac Financial Holdings Co. Ltd.	628,000	299,794
Taiwan Cement Corp.	229,000	282,623
Taiwan Semiconductor Manufacturing Co. Ltd.	465,000	1,557,403
Yulon Motor Co. Ltd.	132,000	236,038
		5,260,718
Total Common Stocks (Cost $22,526,985)		23,001,818

	Principal Amount	Value
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $318,000, due 4/1/2013(2)	$318,000	318,000
Total Repurchase Agreements (Cost $318,000)		318,000
Total Investments — 99.4% (Cost $22,844,985)		23,319,818
Other Assets, Net — 0.6%		133,823
Total Net Assets — 100.0%		$23,453,641

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$325,116

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$164,080	$22,837,738	*	$—	$23,001,818
Repurchase Agreements	—	318,000		—	318,000

Total	$164,080	$23,155,738		$—	$23,319,818

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Asset Backed Securities — 6.5%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	$2,000,000	$2,022,138
2010-3 A 2.88% due 4/15/2015(1)	1,464,000	1,465,523
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(2)	460,254	459,150
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)	870,000	889,622
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	44,339	44,915
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	174,917	173,614
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	1,871,500	2,100,268
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	1,750,000	1,764,765
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016(3)	800,000	805,791
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	1,518,114	1,597,688
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015(3)	2,000,000	2,008,676
Total Asset Backed Securities (Cost $12,992,194)		13,332,150

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.6%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	845,046	877,814
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	1,174,405	1,238,447
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	55,353	55,637
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	101,652	103,284
2006-19CB A15 6.00% due 8/25/2036	354,667	294,136
Countrywide Home Loans Trust 2003-50 A1 5.00% due 11/25/2018	427,410	439,502
2003-J7 2A12 5.00% due 8/25/2033	505,902	524,116
2004-5 2A9 5.25% due 5/25/2034	682,090	699,370
2003-11 A31 5.50% due 5/25/2033	597,493	623,112
2002-19 1A1 6.25% due 11/25/2032	224,335	227,059
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	413,881
1534 Z 5.00% due 6/15/2023	173,347	173,748
3227 PR 5.50% due 9/15/2035(3)	2,300,000	2,453,760
FNMA 2012-139 NZ 3.00% due 12/25/2042	1,465,452	1,443,338
2013-13 UZ 4.00% due 3/25/2043	1,744,700	1,746,596
2002-77 QG 5.50% due 12/25/2032	880,510	1,009,368
GNMA 1997-19 PG 6.50% due 12/20/2027(3)	584,374	667,059
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	84,641	88,346
J.P. Morgan Mortgage Trust 2005-A3 11A2 4.386% due 6/25/2035(2)	1,016,000	1,026,147
2004-S2 1A3 4.75% due 11/25/2019	452,222	456,152
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.63% due 11/21/2034(2)	1,103,851	1,148,876
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	188,258	196,464
2003-7 4A33 5.25% due 9/25/2033(3)	906,151	939,471
2003-10 3A7 5.50% due 11/25/2033	314,897	332,196
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.528% due 2/25/2035(2)	408,519	414,360
Prime Mortgage Trust 2004-2 A3 5.25% due 11/25/2019	131,610	137,266
2003-3 A9 5.50% due 1/25/2034	771,429	784,929
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	144,878	148,058
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	279,860	287,774
2005-S3 A1 4.75% due 3/25/2020	617,334	637,254
2006-S3 A7 5.50% due 3/25/2036	411,721	387,227
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.786% due 5/25/2034(2)	1,008,627	1,020,493
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(2)	303,795	307,643
2005-1 4A1 5.00% due 2/25/2020	287,429	293,644
2004-20 7A1 5.25% due 11/25/2034	1,094,198	1,127,159
Wells Fargo Mortgage Backed Securities Trust 2005-AR12 2A6 2.642% due 6/25/2035(2)(3)	966,904	970,385
2005-2 2A1 4.75% due 4/25/2020(3)	300,166	309,851
2004-2 A1 5.00% due 2/25/2019	206,504	210,874

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
2006-1 A3 5.00% due 3/25/2021	$402,411	$412,923
2006-7 1A1 5.25% due 6/25/2021	122,427	124,602
2003-17 1A14 5.25% due 1/25/2034	492,097	506,276
2004-6 A4 5.50% due 6/25/2034	234,220	246,781
2007-13 A7 6.00% due 9/25/2037	379,156	364,530
Total Collateralized Mortgage Obligations (Cost $25,396,639)		25,869,908

	Principal Amount	Value
Senior Secured Loans — 2.2%
Food And Beverage — 0.4%
HJ Heinz Co. Term Loan B1 3.25% due 3/27/2019(2)	750,000	753,000
		753,000
Healthcare — 0.5%
Fresenius Medical Care Holdings, Inc. Term Loan A 2.284% due 10/26/2017(2)	800,000	799,752
IMS Health, Inc. Term Loan B1 4.50% due 8/25/2017(2)	240,945	243,294
		1,043,046
Independent Energy — 0.2%
Plains Exploration & Production 7 year Term Loan 4.00% due 11/30/2019(2)	400,000	400,400
		400,400
Pharmaceuticals — 0.9%
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(2)	489,452	493,789
RPI Finance Trust New Term Loan Tranche 1 3.25% due 11/9/2016(2)	1,468,672	1,478,468
		1,972,257
Refining — 0.2%
Tesoro Corp. Term Loan B 2.46% due 1/30/2016(2)	400,000	404,500
		404,500
Total Senior Secured Loans (Cost $4,545,113)		4,573,203

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 17.9%
American Tower Trust I 13 2A 3.07% due 3/15/2048(1)(3)	1,000,000	1,006,311
Banc of America Commercial Mortgage, Inc. 2005-6 A4 5.188% due 9/10/2047(2)(3)	1,600,000	1,756,658
2006-2 A4 5.728% due 5/10/2045(2)	927,000	1,044,094
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4 5.405% due 12/11/2040(2)	1,300,000	1,431,364
2005-PW10 AM 5.449% due 12/11/2040(2)(3)	810,000	891,391
CGRBS Commercial Mortgage Trust 2013-VN05 A 3.19% due 3/13/2023	1,000,000	1,033,600
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	189,548	190,936
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	1,351,000	1,522,636
Commercial Mortgage Trust 2012-CR4 AM 3.251% due 10/15/2045	800,000	812,572
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	1,500,000	1,835,095
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(2)	335,000	362,709
DBUBS Mortgage Trust 2011-LC3A A2 3.642% due 8/10/2044(3)	2,100,000	2,268,882
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)	1,485,542	1,561,899
GE Capital Commercial Mortgage Corp. 2003-C2 A4 5.145% due 7/10/2037	274,653	276,061
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	572,000	619,224
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 5.317% due 6/10/2036(2)	1,021,921	1,050,578
GS Mortgage Securities Corp. II 2012-GCJ7 A4 3.377% due 5/10/2045(3)	2,100,000	2,230,049
2012-ALOH A 3.551% due 4/10/2034(1)	1,500,000	1,577,273
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A 3.093% due 7/5/2032(1)	1,150,000	1,179,837
2011-PLSD A2 3.364% due 11/13/2044(1)	1,550,000	1,654,205
2004-C3 A5 4.878% due 1/15/2042	1,600,000	1,691,960
2005-LDP3 A4 4.936% due 8/15/2042(2)	1,000,000	1,080,617
2005-LDP5 A4 5.201% due 12/15/2044(2)	1,290,000	1,413,951
Morgan Stanley Capital I 2005-HQ7 AAB 5.187% due 11/14/2042(2)(3)	555,384	555,384
2005-IQ10 A4A 5.23% due 9/15/2042(2)(3)	1,795,088	1,936,366
NCUA Guaranteed Notes 2010-C1 A2 2.90% due 10/29/2020	560,000	596,797

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(1)	$1,150,000	$1,152,300
SBA Tower Trust 4.254% due 4/15/2040(1)(3)	1,660,000	1,756,506
VNO Mortgage Trust 2012-6AVE A 2.996% due 11/15/2030(1)	575,000	578,864
2012-6AVE B 3.298% due 11/15/2030(1)	575,000	577,130
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	471,962	483,460
2005-C18 A4 4.935% due 4/15/2042	705,000	753,585
Total Commercial Mortgage-Backed Securities (Cost $35,461,803)		36,882,294

	Principal Amount	Value
Corporate Bonds — 31.1%
Aerospace & Defense — 0.3%
Northrop Grumman Space 7.75% due 6/1/2029	150,000	207,029
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	400,000	435,701
		642,730
Automotive — 0.9%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	550,055
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	250,000	258,487
8.00% due 6/1/2014	650,000	699,250
RCI Banque SA Sr. Nt. 4.60% due 4/12/2016(1)	350,000	367,069
		1,874,861
Banking — 6.3%
Ally Financial, Inc. 4.50% due 2/11/2014	350,000	357,438
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	600,000	702,805
7.375% due 5/15/2014	150,000	160,527
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022	400,000	444,725
6.125% due 11/21/2017	350,000	413,830
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	412,589
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	497,927
Fifth Third Capital Trust IV 6.50% due 4/15/2067(2)	350,000	350,875
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	499,606
Intesa Sanpaolo SpA 3.875% due 1/16/2018	600,000	580,170
Lloyds TSB Bank PLC 5.80% due 1/13/2020(1)	350,000	412,051
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	300,000	303,236
5.95% due 12/28/2017(3)	1,325,000	1,534,016
Northern Trust Corp. Sr. Nt. 3.375% due 8/23/2021	400,000	426,988
Rabobank Nederland 3.95% due 11/9/2022	400,000	402,736
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	500,000	500,750
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	400,000	413,719
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(1)	750,000	749,624
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)	600,000	597,563
The Bank of New York Mellon Corp. Sr. Nt. 3.55% due 9/23/2021	500,000	541,126
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	680,000	761,320
Sr. Nt. 5.75% due 1/24/2022	500,000	581,362
UBS AG Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	463,332
USB Realty Corp. Jr. Sub. Nt. 1.451% due 1/15/2017(1)(2)(4)	250,000	216,563
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	550,000	626,679
		12,951,557
Brokerage — 0.9%
BlackRock, Inc. Sr. Nt. 4.25% due 5/24/2021	625,000	702,703
KKR Group Finance Co. 6.375% due 9/29/2020(1)	400,000	477,247
Raymond James Financial Sr. Nt. 4.25% due 4/15/2016	300,000	319,840
The Charles Schwab Corp. Sr. Nt. 3.225% due 9/1/2022	300,000	310,002
		1,809,792
Building Materials — 0.4%
CRH America, Inc. 6.00% due 9/30/2016	350,000	398,207
Owens Corning, Inc. 4.20% due 12/15/2022	500,000	511,373
		909,580

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Chemicals — 1.2%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	$500,000	$507,491
Celanese US Holdings LLC 5.875% due 6/15/2021	200,000	218,000
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	400,000	459,801
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	115,523
Lubrizol Corp. 8.875% due 2/1/2019	200,000	276,939
LyondellBasell Industries NV Sr. Nt. 5.00% due 4/15/2019	500,000	565,000
NewMarket Corp. 4.10% due 12/15/2022(1)	400,000	406,102
		2,548,856
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	300,000	345,582
		345,582
Diversified Manufacturing — 0.6%
ABB Finance USA, Inc. 2.875% due 5/8/2022	500,000	507,454
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(1)	200,000	261,210
United Technologies Corp. Sr. Nt. 4.50% due 6/1/2042	400,000	426,347
		1,195,011
Electric — 1.3%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	300,000	323,846
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	300,000	325,627
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	229,987
Nevada Power Co. 6.65% due 4/1/2036	250,000	333,928
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	538,634
Union Electric Co. Sr. Sec. Nt. 3.90% due 9/15/2042	500,000	493,090
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	336,237
		2,581,349
Energy—Integrated — 0.4%
BP Capital Markets PLC 4.50% due 10/1/2020	475,000	542,732
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	381,851
		924,583
Entertainment — 0.4%
Time Warner, Inc. 4.00% due 1/15/2022	400,000	430,382
7.57% due 2/1/2024	350,000	469,582
		899,964
Food And Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042	400,000	374,941
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	340,979
Mondelez International, Inc. Sr. Nt. 6.50% due 2/9/2040	125,000	162,322
Pernod-Ricard S.A. Sr. Nt. 5.75% due 4/7/2021(1)	500,000	594,175
		1,472,417
Gaming — 0.1%
Seminole Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(1)	105,000	107,100
		107,100
Government Related — 1.4%
Abu Dhabi National Energy Co. Sr. Nt. 3.625% due 1/12/2023(1)	400,000	403,000
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(1)	567,225	643,800
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(1)	250,000	264,102
Petrobras International Finance Co. 5.875% due 3/1/2018	800,000	898,257
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(1)	550,000	684,750
		2,893,909
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	161,181
WellPoint, Inc. Sr. Nt. 4.35% due 8/15/2020	150,000	166,864
		328,045
Healthcare — 0.4%
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	211,094
Fresenius Medical Care US Finance, Inc. 6.875% due 7/15/2017	300,000	343,500
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	261,828
		816,422
Home Construction — 0.3%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	500,000	559,065
		559,065

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Independent Energy — 1.0%
Canadian Natural Resources Ltd. Sr. Nt. 6.25% due 3/15/2038	$150,000	$181,930
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	500,000	536,938
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	800,000	832,064
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	430,000
		1,980,932
Industrial - Other — 0.3%
URS Corp. 5.25% due 4/1/2022(1)	500,000	524,973
		524,973
Insurance - Life — 1.1%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	292,654
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	136,719
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(1)	300,000	402,375
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	385,189
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(1)	300,000	332,525
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(1)	300,000	400,315
UnumProvident Finance Co. 6.85% due 11/15/2015(1)	300,000	338,167
		2,287,944
Insurance P&C — 0.8%
Allied World Assurance Co. Ltd. 7.50% due 8/1/2016	335,000	398,385
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	475,939
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	500,000	501,897
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	323,250
		1,699,471
Media Cable — 0.6%
Comcast Corp. 6.45% due 3/15/2037	250,000	317,132
Time Warner Cable, Inc. 5.85% due 5/1/2017	550,000	638,721
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	300,000	319,500
		1,275,353
Media Noncable — 0.4%
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	300,000	300,378
The Interpublic Group of Companies, Inc. Sr. Nt. 4.00% due 3/15/2022	500,000	503,400
		803,778
Metals And Mining — 1.1%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	514,949
ArcelorMittal Sr. Nt. 6.00% due 3/1/2021	400,000	420,544
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	450,000	447,304
Steel Dynamics, Inc. 6.75% due 4/1/2015	500,000	502,000
Vale Overseas Ltd. 6.25% due 1/23/2017	300,000	342,283
		2,227,080
Non Captive Consumer — 0.4%
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	300,000	327,743
7.25% due 1/25/2022	400,000	447,000
		774,743
Non Captive Diversified — 1.1%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)	800,000	838,000
General Electric Capital Corp. Sr. Nt. 5.625% due 5/1/2018	450,000	532,561
6.75% due 3/15/2032	200,000	254,579
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	700,000	698,250
		2,323,390
Oil Field Services — 0.2%
Transocean, Inc. 6.00% due 3/15/2018	200,000	226,521
Weatherford Bermuda 6.50% due 8/1/2036	250,000	268,517
		495,038
Packaging — 0.7%
Ball Corp. 5.00% due 3/15/2022(3)	900,000	936,000
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	500,000	513,750
		1,449,750
Paper — 0.6%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)	250,000	295,803
Rock Tenn Co. 4.90% due 3/1/2022	800,000	865,402
		1,161,205

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.4%
AbbVie, Inc. Sr. Nt. 2.90% due 11/6/2022(1)	$400,000	$400,360
Celgene Corp. Sr. Nt. 3.25% due 8/15/2022	500,000	505,679
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021	600,000	675,376
Hospira, Inc. Sr. Nt. 6.05% due 3/30/2017	200,000	227,588
Merck & Co., Inc. Sr. Nt. 3.60% due 9/15/2042	250,000	236,931
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	376,569
Teva Pharmaceutical Finance IV BV 3.65% due 11/10/2021	400,000	425,680
		2,848,183
Pipelines — 1.2%
Boardwalk Pipelines LLC 5.75% due 9/15/2019	400,000	462,923
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	448,473
Energy Transfer Partners LP Sr. Nt 5.15% due 2/1/2043	500,000	492,457
Sr. Nt. 8.50% due 4/15/2014	250,000	269,101
Enterprise Products Operating LLC 8.375% due 8/1/2066(2)	400,000	460,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	350,000	398,854
		2,531,808
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	400,000	415,334
		415,334
Refining — 0.5%
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(1)	300,000	360,170
Phillips 66 4.30% due 4/1/2022	400,000	439,105
Valero Energy Corp. 9.375% due 3/15/2019	150,000	204,642
		1,003,917
REITs — 1.1%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	328,659
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	1,000,000	1,105,537
ProLogis LP 6.875% due 3/15/2020	400,000	490,878
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	400,000	442,347
		2,367,421
Retailers — 0.2%
Target Corp. Sr. Nt. 4.00% due 7/1/2042	400,000	389,210
		389,210
Supermarkets — 0.2%
Delhaize Group SA 5.70% due 10/1/2040	400,000	390,242
		390,242
Transportation Services — 0.2%
Sydney Airport Finance Co. Pty Ltd. Sr. Sec. Nt. 3.90% due 3/22/2023(1)	400,000	406,315
		406,315
Utility — 0.2%
American Water Capital Corp. Sr. Nt. 4.30% due 12/1/2042	400,000	409,395
		409,395
Wireless — 0.5%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	500,000	567,037
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	400,000	426,543
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037	100,000	118,588
		1,112,168
Wirelines — 1.1%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	300,000	359,863
Deutsche Telekom International Finance BV 8.75% due 6/15/2030	250,000	354,005
France Telecom S.A. Sr. Nt. 8.50% due 3/1/2031	115,000	161,739
Qwest Communications International, Inc. 7.125% due 4/1/2018	500,000	520,000
Telecom Italia Capital 5.25% due 10/1/2015	150,000	158,253
Telecom Italia Capital SA 5.25% due 11/15/2013	300,000	306,253
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	350,000	420,969
		2,281,082
Total Corporate Bonds (Cost $58,467,236)		64,019,555

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA
2.691% due 12/1/2036(2)(3)	$175,269	$187,299
2.815% due 8/1/2046(2)	75,339	80,589
Total Hybrid ARMS (Cost $252,070)		267,888

	Principal Amount	Value
Mortgage Pass-Through Securities — 24.0%
FHLMC 4.00% due 12/1/2040	3,476,404	3,695,164
5.50% due 6/1/2038	249,446	270,162
7.00% due 9/1/2038	59,453	68,613
FNMA 3.00% due 12/1/2043(5)	20,310,000	20,947,860
3.50% due 6/1/2042	3,544,507	3,745,215
3.50% due 12/1/2043(5)	1,115,000	1,177,370
4.00% due 9/1/2040(3)	2,964,504	3,160,405
4.00% due 12/1/2043(5)	6,700,000	7,142,828
4.50% due 12/1/2043(5)	2,700,000	2,908,828
5.00% due 12/1/2034 - 12/1/2039	3,973,462	4,312,475
5.50% due 4/1/2022 - 1/1/2038(3)	1,450,017	1,581,978
6.00% due 8/1/2021	139,652	152,771
6.50% due 7/1/2014	5,513	5,598
7.00% due 9/1/2014 - 6/1/2032	98,891	115,061
7.50% due 12/1/2029 - 2/1/2031	98,300	115,942
8.00% due 6/1/2030 - 9/1/2030	42,792	51,300
GNMA 6.00% due 12/15/2033	70,171	79,795
Total Mortgage Pass-Through Securities (Cost $48,811,562)		49,531,365

	Principal Amount	Value
Municipal Bonds — 1.9%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality Ser. A 5.00% due 10/1/2027	300,000	348,474
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	400,000	513,224
Illinois St. G.O. 4.511% due 3/1/2015	300,000	317,361
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	380,265
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	694,668
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	405,708
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	401,472
Oregon Sch. Brd. Association 4.759% due 6/30/2028	200,000	234,646
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	530,948
Total Municipal Bonds (Cost $3,198,628)		3,826,766

	Principal Amount	Value
U.S. Government Securities — 1.8%
U.S. Treasury Bonds 2.75% due 11/15/2042	1,900,000	1,761,063
3.00% due 5/15/2042	1,830,000	1,791,683
3.125% due 11/15/2041	228,000	229,354
Total U.S. Government Securities (Cost $3,861,177)		3,782,100

	Principal Amount	Value
Short-Term Investments — 2.9%
Electricite de France 0.17% due 4/11/2013(3)	2,000,000	1,999,906
Johnson & Johnson 0.05% due 4/11/2013(3)	2,000,000	1,999,972
Nestle Capital Corp. 0.03% due 4/11/2013(3)	2,000,000	1,999,983
Total Short-Term Investments (Cost $5,999,861)		5,999,861

	Principal Amount	Value
Repurchase Agreements — 15.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $31,612,035, due 4/1/2013(6)	31,612,000	31,612,000
Total Repurchase Agreements (Cost $31,612,000)		31,612,000
Total Investments — 116.3% (Cost $230,598,283)		239,697,090
Other Liabilities, Net — (16.3)%		(33,643,205)
Total Net Assets — 100.0%		$206,053,885

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $29,930,066, representing 14.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2013.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	TBA—To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.17%	11/7/2022	$32,246,400

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$13,332,150	$—	$13,332,150
Collateralized Mortgage Obligations	—	25,869,908	—	25,869,908
Senior Secured Loans	—	4,573,203	—	4,573,203
Commercial Mortgage-Backed Securities	—	36,882,294	—	36,882,294
Corporate Bonds	—	64,019,555	—	64,019,555
Hybrid ARMS	—	267,888	—	267,888
Mortgage Pass-Through Securities	—	49,531,365	—	49,531,365
Municipal Bonds	—	3,826,766	—	3,826,766
U.S. Government Securities	—	3,782,100	—	3,782,100
Short-Term Investments	—	5,999,861	—	5,999,861
Repurchase Agreements	—	31,612,000	—	31,612,000

Total	$—	$239,697,090	$—	$239,697,090

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Asset Backed Securities — 15.7%
Ally Auto Receivables Trust 2012-SN1 A4 0.70% due 12/21/2015	$6,300,000	$6,305,305
2012-5 A4 0.85% due 1/16/2018	7,165,000	7,169,471
2010-4 A3 0.91% due 11/17/2014	907,943	908,938
2010-3 A3 1.11% due 10/15/2014	1,146,724	1,148,174
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	3,900,000	3,943,169
2011-1 A2 2.15% due 1/15/2016	7,825,000	7,923,024
2010-3 A 2.88% due 4/15/2015(1)	3,200,000	3,203,328
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(2)	14,500,000	14,546,516
AmeriCredit Automobile Receivables Trust 2010-3 A3 1.14% due 4/8/2015	1,236,908	1,238,512
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(3)	104,673	104,422
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)	12,275,000	12,551,850
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(1)	604,000	605,771
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	4,500,000	4,496,323
BMW Vehicle Owner Trust 2011-A A3 0.76% due 8/25/2015	6,360,521	6,377,065
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	6,300,000	6,308,631
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	99,745	102,187
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	111,479	112,929
Chase Issuance Trust 2013-A1 A1 1.30% due 2/18/2020	12,000,000	12,054,636
Citibank Credit Card Issuance Trust 2003-A10 A10 4.75% due 12/10/2015	4,500,000	4,637,079
2004-A8 A8 4.90% due 12/12/2016	2,698,000	2,899,595
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(3)	131,094	130,117
CNH Equipment Trust 2012-D A3 0.65% due 4/16/2018	8,500,000	8,493,123
2011-B A3 0.91% due 8/15/2016	5,000,000	5,018,450
2009-C A4 3.00% due 8/17/2015(2)	3,487,129	3,491,533
Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	6,200,000	6,186,999
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(1)	7,100,000	7,101,257
Ford Credit Auto Lease Trust 2011-B A3 1.05% due 10/15/2014	13,000,000	13,034,827
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019	9,600,000	9,624,403
2010-3 A2 1.903% due 2/15/2017(1)(3)	6,015,000	6,180,485
GE Capital Credit Card Master Note Trust 2012-1 A 1.03% due 1/15/2018	5,000,000	5,045,880
2012-6 A 1.36% due 8/17/2020	16,805,000	16,946,784
GE Equipment Transportation LLC 2012-1 A3 0.99% due 11/23/2015	6,500,000	6,529,919
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	6,500,000	6,516,497
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)	8,200,000	8,853,130
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	6,310,000	6,323,611
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(1)	8,665,480	8,701,381
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	5,000,000	5,036,195
Mercedes-Benz Auto Lease Trust 2011-B A3 1.07% due 8/15/2014(1)	7,000,000	7,017,857
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(1)	11,600,000	11,602,250
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)	11,202,214	11,789,390
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,560,000	2,558,766
Public Service New Hampshire Funding LLC 2001-1 A3 6.48% due 5/1/2015	171,942	172,874
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(3)	25,408	18,461
Toyota Auto Receivables Owner Trust 2010-C A4 1.09% due 12/15/2014	3,400,000	3,413,926
USAA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	1,054,118	1,057,995
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015	8,200,000	8,235,572
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(1)	6,932,061	6,971,068

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	$2,420,566	$2,439,131
Total Asset Backed Securities (Cost $273,949,400)		275,128,806

	Principal Amount	Value
Collateralized Mortgage Obligations — 18.2%
Banc of America Funding Corp. 2005-D A1 2.631% due 5/25/2035(3)	5,771,852	5,904,270
2004-2 1CB1 5.75% due 9/20/2034	2,143,888	2,260,798
Banc of America Mortgage Securities, Inc. 2003-J 2A2 3.187% due 11/25/2033(3)	2,133,422	2,134,406
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	174,658	175,554
Chase Mortgage Finance Corp. 2007-A1 2A1 2.989% due 2/25/2037(3)	3,308,759	3,367,013
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	149,094	151,487
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	4,846,193	4,983,302
2003-11 A31 5.50% due 5/25/2033	2,631,839	2,744,687
CS First Boston Mortgage Securities Corp. 2004-AR5 3A1 2.764% due 6/25/2034(3)	6,473,216	6,374,350
2003-23 2A8 4.50% due 10/25/2018	710,619	735,462
2003-8 2A1 5.00% due 4/25/2018	598,297	613,065
2004-5 5A1 5.00% due 8/25/2019	1,108,312	1,133,240
2003-11 1A31 5.50% due 6/25/2033	1,196,013	1,230,796
FHLMC 4149 ZG 3.00% due 1/15/2033	8,372,723	8,309,065
4105 WA 3.00% due 2/15/2041	9,220,087	9,311,328
4068 HA 3.00% due 10/15/2041	12,816,367	12,503,634
4181 ZP 3.00% due 3/15/2043	20,500,000	20,465,150
4098 UZ 4.00% due 8/15/2042	7,266,322	7,312,438
1534 Z 5.00% due 6/15/2023	72,455	72,623
20 H 5.50% due 10/25/2023	38,241	42,422
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	621,838	634,924
FNMA 2013-20 CK 2.50% due 3/25/2043	14,813,315	15,047,306
2012-113 WA 3.00% due 3/25/2042	4,470,578	4,505,697
2012-139 NZ 3.00% due 12/25/2042	14,837,698	14,613,798
2013-27 UA 3.00% due 12/25/2042	13,800,000	13,965,089
2013-31 NQ 3.00% due 4/25/2043	11,861,000	11,812,370
2012-113 ZU 3.50% due 10/25/2042	9,927,255	10,003,858
2003-63 GU 4.00% due 7/25/2033	632	639
2013-13 UZ 4.00% due 3/25/2043	14,401,525	14,417,176
2013-45 KZ 4.00% due 4/1/2043	12,815,000	12,831,659
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	1,938,587	1,999,825
J.P. Morgan Mortgage Trust 2006-A2 5A1 2.90% due 11/25/2033(3)	4,151,964	4,248,086
2004-S2 1A3 4.75% due 11/25/2019	818,646	825,761
2005-A1 6T1 4.863% due 2/25/2035(3)	1,115,410	1,128,735
2005-A1 3A1 4.867% due 2/25/2035(3)	3,642,718	3,719,058
2004-S1 1A7 5.00% due 9/25/2034	1,445,440	1,491,621
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.63% due 11/21/2034(3)	9,271,951	9,650,145
2004-13 2A1 2.671% due 4/21/2034(3)	4,568,030	4,738,860
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	1,322,431	1,345,717
2003-9 5A2 4.75% due 10/25/2018	6,273,337	6,426,086
2003-5 2A1 5.00% due 6/25/2018	435,658	454,649
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.528% due 2/25/2035(3)	13,317,414	13,507,826
Morgan Stanley Mortgage Loan Trust 2004-7AR 2A1 2.646% due 9/25/2034(3)	8,649,500	8,689,729
2004-1 1A9 4.50% due 11/25/2018	976,022	993,981
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	768,680	798,886
2004-2 A3 5.25% due 11/25/2019	461,905	481,755
2003-3 A9 5.50% due 1/25/2034	1,608,015	1,636,155
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	24,030	24,558
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(2)	1,679,509	1,655,127
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	1,522,928	1,557,247
2005-S1 2A1 4.75% due 2/25/2020	895,409	920,730
2005-S3 A1 4.75% due 3/25/2020	2,247,618	2,320,144

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.715% due 6/25/2034(3)	$9,534,457	$9,839,417
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(3)	1,575,448	1,595,404
2005-1 4A1 5.00% due 2/25/2020	1,163,968	1,189,134
2003-29 2A1 5.25% due 9/25/2023	2,544,157	2,584,841
2004-3 3A1 5.50% due 3/25/2019	1,596,947	1,644,444
Wells Fargo Mortgage Backed Securities Trust 2004-M A7 2.615% due 8/25/2034(3)	6,594,903	6,803,520
2004-Z 2A2 2.624% due 12/25/2034(3)	3,396,399	3,444,295
2005-AR10 2A6 2.636% due 6/25/2035(3)	7,881,335	8,036,069
2005-AR12 2A5 2.642% due 6/25/2035(3)	6,448,411	6,525,534
2005-AR12 2A6 2.642% due 6/25/2035(3)	7,185,642	7,211,510
2003-J 2A1 4.423% due 10/25/2033(3)	893,654	901,926
2003-J 1A9 4.56% due 10/25/2033(3)	3,059,718	3,060,107
2003-N 2A1 4.722% due 12/25/2033(3)	2,383,368	2,403,774
2003-15 1A1 4.75% due 12/25/2018	263,054	270,770
2005-1 1A1 4.75% due 1/25/2020	653,498	687,026
2005-2 2A1 4.75% due 4/25/2020	441,421	455,664
2004-O A1 4.94% due 8/25/2034(3)	4,751,965	4,889,672
2004-2 A1 5.00% due 2/25/2019	823,125	840,545
2006-7 1A1 5.25% due 6/25/2021	387,399	394,281
2003-9 1A4 5.25% due 8/25/2033	1,030,947	1,050,177
Total Collateralized Mortgage Obligations (Cost $317,711,550)		320,100,397

	Principal Amount	Value
Senior Secured Loans — 4.7%
Automotive — 0.3%
Allison Transmission, Inc. Term Loan B3 4.25% due 8/23/2019(3)	4,466,306	4,526,468
		4,526,468
Consumer Products — 0.3%
Bombardier Recreational Products, Inc. New Term Loan B 5.00% due 1/22/2019(3)	4,500,000	4,544,190
		4,544,190
Gaming — 0.2%
Pinnacle Entertainment, Inc. Series A Incremental Term Loan 4.00% due 3/19/2019(3)	4,455,000	4,477,275
		4,477,275
Healthcare — 1.3%
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(3)	4,488,750	4,530,136
Fresenius Medical Care Holdings, Inc. Term Loan A 2.284% due 10/26/2017(3)	9,500,000	9,497,055
Hologic, Inc. Term Loan B 4.50% due 8/1/2019(3)	4,477,500	4,533,469
IMS Health, Inc. Term Loan B1 3.75% due 8/25/2017(3)	4,429,607	4,472,796
		23,033,456
Independent Energy — 0.3%
Plains Exploration & Production 7 year Term Loan 4.00% due 11/30/2019(3)	4,500,000	4,504,500
		4,504,500
Media Noncable — 0.2%
Tribune Co. Exit Term Loan 4.00% due 12/31/2019(3)	3,491,250	3,519,180
		3,519,180
Pharmaceuticals — 1.0%
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(3)	4,688,550	4,730,091
RP Select Finance Trust Term Loan A 2.284% due 8/9/2016(3)	12,330,530	12,299,703
		17,029,794
Real Estate Investment Trusts — 0.1%
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(3)	2,475,000	2,475,767
		2,475,767
Refining — 0.4%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(3)	2,127,679	2,170,232
Tesoro Corp. Term Loan B 2.46% due 1/30/2016(3)	4,500,000	4,550,625
		6,720,857
Retailers — 0.4%
Lord & Taylor Holdings LLC Term Loan B 5.75% due 1/11/2019(3)	3,233,294	3,257,544
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(3)	4,500,000	4,536,000
		7,793,544

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Wireless — 0.2%
Crown Castle International Corp. Term Loan B 4.00% due 1/31/2019(3)	$4,443,750	$4,490,054
		4,490,054
Total Senior Secured Loans (Cost $82,420,367)		83,115,085

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 19.4%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)	7,000,000	7,027,223
Banc of America Commercial Mortgage, Inc. 2005-5 A4 5.115% due 10/10/2045(2)(3)	14,429,000	15,795,773
2005-6 A4 5.188% due 9/10/2047(3)	10,540,000	11,571,982
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	2,635,507	2,681,937
2003-PWR2 A4 5.186% due 5/11/2039(3)	3,050,416	3,080,954
2005-PW10 A4 5.405% due 12/11/2040(3)	14,110,000	15,535,801
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(3)	244,795	246,587
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.365% due 4/15/2040(3)	7,225,000	7,494,427
2006-C5 A4 5.431% due 10/15/2049	13,115,000	14,781,182
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4 5.218% due 7/15/2044(3)	9,710,000	10,617,603
2006-CD3 A5 5.617% due 10/15/2048	10,500,000	11,840,199
Commercial Mortgage Asset Trust 1999-C1 B 7.23% due 1/17/2032(3)	3,265,000	3,283,382
Commercial Mortgage Pass-Through Certificates 2005-LP5 A4 4.982% due 5/10/2043(3)	4,810,000	5,163,607
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.805% due 6/15/2038(3)	13,050,000	14,605,129
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(1)	3,650,000	3,808,038
4.523% due 1/15/2015(1)	2,750,000	2,921,372
CS First Boston Mortgage Securities Corp. 2004-C2 A2 5.416% due 5/15/2036(3)	10,768,000	11,141,456
1997-C2 F 7.46% due 1/17/2035(3)	824,745	832,989
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	587,823	587,642
GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	5,267,953	5,357,956
2004-C1 B 4.692% due 11/10/2038(3)	2,315,000	2,361,272
2003-C2 A4 5.145% due 7/10/2037	2,035,885	2,046,329
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.45% due 5/10/2040(3)	1,898,098	1,912,465
Greenwich Capital Commercial Funding Corp. 2005-GG3 A3 4.569% due 8/10/2042	1,135,338	1,134,429
2004-GG1 A7 5.317% due 6/10/2036(3)	7,494,410	7,704,569
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	6,325,000	6,688,529
2005-LDP1 A4 5.038% due 3/15/2046(3)	5,420,000	5,764,511
2005-LDP5 A4 5.201% due 12/15/2044(3)	5,085,000	5,573,597
2003-CB6 A2 5.255% due 7/12/2037(3)	2,142,834	2,155,256
2007-CB18 A4 5.44% due 6/12/2047	13,250,000	15,029,873
LB UBS Commercial Mortgage Trust 2003-C7 A4 4.931% due 9/15/2035(3)	3,476,108	3,494,239
2003-C8 A4 5.124% due 11/15/2032(3)	2,526,406	2,552,781
2006-C1 A4 5.156% due 2/15/2031	3,920,000	4,314,058
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(3)	6,300,000	6,631,065
2003-KEY1 A4 5.236% due 11/12/2035(3)	4,057,645	4,117,354
2005-LC1 A4 5.291% due 1/12/2044(3)	2,942,906	3,230,858
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	8,500,000	8,619,519
Morgan Stanley Capital I 2004-HQ3 A4 4.80% due 1/13/2041	8,381,299	8,587,068
2005-HQ5 A4 5.168% due 1/14/2042	4,725,000	4,991,906
2005-HQ7 AAB 5.187% due 11/14/2042(3)	463,931	463,931
2005-IQ10 A4A 5.23% due 9/15/2042(3)	12,520,735	13,506,155
2006-HQ8 A4 5.421% due 3/12/2044(3)	9,500,000	10,462,293
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(1)	16,600,000	16,637,201
Nomura Asset Securities Corp. 1998-D6 B1 6.00% due 3/15/2030(1)	3,317,000	3,322,801
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	13,000,000	13,576,030
TIAA CMBS Trust 2001-C1A H 5.77% due 6/19/2033(1)	4,000,000	4,101,840
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	1,589,193	1,627,907

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
2005-C18 A4 4.935% due 4/15/2042	$4,500,000	$4,810,118
2004-C11 A5 5.215% due 1/15/2041(3)	4,237,000	4,405,281
2005-C21 A4 5.241% due 10/15/2044(3)	4,990,382	5,445,869
2006-C29 A4 5.308% due 11/15/2048	15,270,000	17,235,615
Total Commercial Mortgage-Backed Securities (Cost $344,437,896)		340,879,958

	Principal Amount	Value
Corporate Bonds — 34.9%
Aerospace & Defense — 0.4%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(1)	1,750,000	1,815,625
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	4,600,000	5,010,559
		6,826,184
Automotive — 1.1%
Banque PSA Finance Sr. Nt. 3.375% due 4/4/2014(1)	3,000,000	3,019,308
Daimler Finance North America LLC 1.875% due 9/15/2014(1)	4,000,000	4,058,604
Ford Motor Credit Co. LLC Sr. Nt. 2.75% due 5/15/2015	3,500,000	3,572,674
7.00% due 10/1/2013	1,500,000	1,544,590
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(1)	3,000,000	3,039,780
Volkswagen International Finance NV 1.625% due 3/22/2015(1)	4,500,000	4,556,565
		19,791,521
Banking — 8.9%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	3,500,000	3,561,240
Ally Financial, Inc. 3.125% due 1/15/2016	2,000,000	2,025,000
4.50% due 2/11/2014	4,500,000	4,595,625
Amsouth Bank Sub. Nt. 5.20% due 4/1/2015	3,000,000	3,196,680
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	4,000,000	4,238,492
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)	4,500,000	5,015,767
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	2,500,000	2,490,700
2.125% due 7/15/2014	4,000,000	4,062,564
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	4,500,000	4,494,577
5.50% due 4/11/2013	4,000,000	4,004,664
Sub. Nt. 5.00% due 9/15/2014	1,500,000	1,575,045
Credit Suisse/New York NY Sr. Nt. 5.00% due 5/15/2013	2,650,000	2,665,434
Fifth Third Capital Trust IV 6.50% due 4/15/2037(3)	4,500,000	4,511,250
HSBC USA, Inc. Sr. Nt. 1.625% due 1/16/2018	4,500,000	4,495,810
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(1)	4,400,000	4,479,020
Intesa Sanpaolo SpA Sr. Nt. 3.125% due 1/15/2016	9,000,000	8,797,887
JPMorgan Chase & Co. Sr. Nt. 2.05% due 1/24/2014	4,000,000	4,053,584
Lloyds TSB Bank PLC 4.20% due 3/28/2017	4,250,000	4,664,035
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(1)	2,750,000	2,865,462
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,700,000	1,713,238
2.875% due 1/24/2014	3,750,000	3,811,560
National Bank of Canada 1.50% due 6/26/2015	3,500,000	3,552,798
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	2,000,000	2,003,000
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	4,500,000	4,567,261
Royal Bank of Scotland Group PLC Sr. Nt. 2.55% due 9/18/2015	4,500,000	4,625,050
Royal Bank of Scotland PLC 3.25% due 1/11/2014	4,500,000	4,577,400
Societe Generale SA 2.75% due 10/12/2017	4,500,000	4,608,963
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(1)	4,500,000	4,751,550
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.35% due 7/18/2015	4,500,000	4,549,297
1.90% due 1/12/2015(1)	4,500,000	4,577,760
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,925,887
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015	2,700,000	2,730,564
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015	2,750,000	2,866,947
5.15% due 1/15/2014	2,500,000	2,587,545
Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	4,000,000	4,042,248
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,321,640
Sr. Nt. 2.875% due 11/20/2014	3,500,000	3,636,790

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
UBS AG Stamford CT Sr. Nt. 2.25% due 8/12/2013	$4,000,000	$4,018,880
Union Bank N.A. Sr. Nt. 2.125% due 12/16/2013	4,500,000	4,545,621
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	911,533
Westpac Banking Corp. Sr. Nt. 2.10% due 8/2/2013	2,500,000	2,515,190
		157,233,558
Brokerage — 1.1%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(2)	5,000,000	5,387,500
Jefferies Group, Inc. Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,270,000
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	7,000,000	6,982,829
		18,640,329
Building Materials — 0.3%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,107,500
		5,107,500
Chemicals — 1.0%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	4,325,000	4,371,978
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016(1)	2,700,000	2,740,500
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	5,600,000	5,752,040
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(1)	4,500,000	4,802,067
		17,666,585
Construction Machinery — 0.2%
Case New Holland, Inc. 7.75% due 9/1/2013	2,000,000	2,048,000
CNH Capital LLC 3.875% due 11/1/2015	1,250,000	1,281,250
		3,329,250
Consumer Cyclical Services — 0.2%
ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	4,500,000	4,517,334
		4,517,334
Diversified Manufacturing — 0.8%
Danaher Corp. Sr. Nt. 1.30% due 6/23/2014	1,800,000	1,818,713
Eaton Corp. 0.95% due 11/2/2015(1)	2,600,000	2,612,199
Pentair Finance SA 1.35% due 12/1/2015(1)	1,750,000	1,752,455
1.875% due 9/15/2017(1)	3,750,000	3,749,985
Roper Industries, Inc. Sr. Nt. 1.85% due 11/15/2017	4,500,000	4,536,819
		14,470,171
Electric — 1.4%
Calpine Construction Finance Co. LP Sr. Sec. Nt. 8.00% due 6/1/2016(1)	4,500,000	4,719,375
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	3,500,000	4,182,322
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	1,800,000	1,899,000
FirstEnergy Corp. Sr. Nt. 2.75% due 3/15/2018	2,400,000	2,427,175
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	3,066,250
Great Plains Energy, Inc. Sr. Nt. 2.75% due 8/15/2013	800,000	804,894
PPL Energy Supply LLC Sr. Nt. Ser. A 5.70% due 10/15/2035	3,195,000	3,485,243
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	4,500,000	4,736,250
		25,320,509
Energy - Integrated — 0.3%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	4,600,000	4,875,775
		4,875,775
Entertainment — 0.2%
Time Warner, Inc. 3.15% due 7/15/2015	3,000,000	3,159,456
		3,159,456
Food And Beverage — 1.3%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016	2,500,000	2,519,758
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	2,750,000	2,782,312
Mondelez International, Inc. Sr. Nt. 2.625% due 5/8/2013	4,500,000	4,508,712
Pernod-Ricard SA Sr. Nt. 2.95% due 1/15/2017(1)	5,000,000	5,251,475
SABMiller Holdings, Inc. 1.85% due 1/15/2015(1)	5,000,000	5,080,610
Wm. Wrigley Jr. Co. Sr. Sec. Nt. 3.05% due 6/28/2013(1)	2,000,000	2,009,162
		22,152,029

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Gaming — 0.0%
Seminole Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(1)	$649,000	$661,980
		661,980
Government Related — 0.5%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(1)	4,500,000	4,524,750
Petrobras International Finance Co. 2.875% due 2/6/2015(2)	5,000,000	5,103,815
		9,628,565
Health Insurance — 0.1%
WellPoint, Inc. Sr. Nt. 1.25% due 9/10/2015	1,000,000	1,008,268
		1,008,268
Healthcare — 0.6%
Covidien International Finance SA 1.35% due 5/29/2015	4,500,000	4,564,786
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,754,790
Owens & Minor, Inc. 6.35% due 4/15/2016	4,100,000	4,487,368
		10,806,944
Home Construction — 0.5%
DR Horton, Inc. 3.625% due 2/15/2018	4,500,000	4,539,375
MDC Holdings, Inc. 5.375% due 7/1/2015	3,500,000	3,780,690
		8,320,065
Independent Energy — 1.1%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016	5,000,000	5,755,535
Chesapeake Energy Corp. 7.625% due 7/15/2013	4,750,000	4,839,063
Petrohawk Energy Corp. 7.875% due 6/1/2015	4,600,000	4,758,525
Woodside Finance Ltd. 5.00% due 11/15/2013(1)	4,500,000	4,613,247
		19,966,370
Industrial - Other — 0.3%
URS Corp. Sr. Nt. 4.10% due 4/1/2017(1)	4,500,000	4,676,526
		4,676,526
Insurance - Life — 1.8%
Aegon N.V. Sr. Nt. 4.75% due 6/1/2013	4,000,000	4,026,684
American International Group, Inc. Sr. Nt. 3.65% due 1/15/2014	4,500,000	4,604,935
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,467,861
5.625% due 2/15/2014	3,000,000	3,119,919
Hartford Financial Services Group, Inc. Sr. Nt. 4.625% due 7/15/2013	3,500,000	3,540,355
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	2,965,000	3,174,925
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(1)	3,000,000	3,073,902
5.125% due 4/10/2013(1)	2,000,000	2,001,882
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,268,383
		31,278,846
Insurance P&C — 0.5%
Aspen Insurance Holdings Ltd. Sr. Nt. 6.00% due 8/15/2014	2,525,000	2,664,082
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	1,700,000	1,810,922
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,781,353
		9,256,357
Lodging — 0.2%
Royal Caribbean Cruises Ltd. Sr. Nt. 7.00% due 6/15/2013	3,000,000	3,030,000
		3,030,000
Media Cable — 0.6%
Cox Communications, Inc. Sr. Nt. 4.625% due 6/1/2013	2,200,000	2,215,024
DISH DBS Corp. 6.625% due 10/1/2014	3,500,000	3,723,125
NBCUniversal Media LLC Sr. Nt. 2.10% due 4/1/2014	4,000,000	4,055,400
		9,993,549
Media Noncable — 0.8%
News America, Inc. 5.30% due 12/15/2014	4,500,000	4,842,302
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,183,750
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	1,500,000	1,501,890
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	4,500,000	4,826,250
		14,354,192
Metals And Mining — 1.5%
Anglo American Capital PLC 2.15% due 9/27/2013(1)	4,200,000	4,223,100
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	2,000,000	2,067,500
5.375% due 6/1/2013	4,000,000	4,025,200
BHP Billiton Finance USA Ltd. 1.125% due 11/21/2014	2,700,000	2,729,800

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)	$3,500,000	$3,666,250
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,719,556
Teck Resources Ltd. 2.50% due 2/1/2018	1,850,000	1,867,209
Xstrata Finance Canada Ltd. 1.80% due 10/23/2015(1)	750,000	758,523
2.85% due 11/10/2014(1)	3,500,000	3,587,115
		25,644,253
Non Captive Consumer — 0.6%
HSBC Finance Corp. Sr. Nt. 4.75% due 7/15/2013	4,000,000	4,047,944
SLM Corp. Sr. Nt. 5.00% due 4/15/2015	2,000,000	2,110,000
Sr. Nt. Ser. A 5.00% due 10/1/2013	3,750,000	3,815,625
		9,973,569
Non Captive Diversified — 0.3%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)	5,000,000	5,237,500
		5,237,500
Oil Field Services — 0.3%
Weatherford International, Inc. 6.35% due 6/15/2017	4,000,000	4,586,976
		4,586,976
Paper — 0.3%
Graphic Packaging International, Inc. 9.50% due 6/15/2017	4,500,000	4,781,250
		4,781,250
Pharmaceuticals — 1.3%
AbbVie, Inc. 1.20% due 11/6/2015(1)	6,500,000	6,550,498
Amgen, Inc. Sr. Nt. 1.875% due 11/15/2014	4,500,000	4,588,789
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014	5,000,000	5,137,930
Hospira, Inc. Sr. Nt. 6.05% due 3/30/2017	2,250,000	2,560,363
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(1)	3,400,000	3,409,058
		22,246,638
Pipelines — 1.2%
Enterprise Products Operating LLC 1.25% due 8/13/2015	2,700,000	2,719,745
8.375% due 8/1/2066(3)	1,800,000	2,070,000
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(1)	4,500,000	4,681,539
ONEOK Partners LP 2.00% due 10/1/2017	2,750,000	2,778,993
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(1)	4,700,000	4,735,250
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	4,500,000	4,738,757
		21,724,284
Refining — 0.1%
Phillips 66 1.95% due 3/5/2015	2,700,000	2,759,314
		2,759,314
REITs — 2.1%
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,804,803
HCP, Inc. Sr. Nt. 5.65% due 12/15/2013	4,200,000	4,344,992
ProLogis LP 5.625% due 11/15/2015	3,600,000	3,950,730
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	2,400,000	2,770,320
Simon Property Group LP Sr. Nt. 1.50% due 2/1/2018(1)	2,500,000	2,491,278
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	4,500,000	5,091,260
Ventas Realty LP 2.00% due 2/15/2018	4,500,000	4,525,502
Washington Real Estate Investment Trust Sr. Nt. 5.25% due 1/15/2014	6,998,000	7,196,092
WEA Finance LLC 5.75% due 9/2/2015(1)	4,600,000	5,108,571
		37,283,548
Retailers — 0.2%
Home Depot, Inc. Sr. Nt. 5.25% due 12/16/2013	3,500,000	3,620,862
		3,620,862
Supermarkets — 0.1%
TESCO PLC Sr. Nt. 2.00% due 12/5/2014(1)	1,800,000	1,833,262
		1,833,262
Technology — 1.4%
Agilent Technologies, Inc. Sr. Nt. 2.50% due 7/15/2013	2,300,000	2,313,220
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,969,755
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013	1,200,000	1,206,941
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	4,000,000	4,080,908
Lexmark International, Inc. Sr. Nt. 5.90% due 6/1/2013	2,500,000	2,520,955

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Maxim Integrated Products, Inc. Sr. Nt. 3.45% due 6/14/2013	$2,000,000	$2,011,370
Pitney Bowes, Inc. Sr. Nt. 3.875% due 6/15/2013	4,000,000	4,021,132
Xerox Corp. Sr. Nt. 5.65% due 5/15/2013	4,000,000	4,022,072
		24,146,353
Transportation Services — 0.4%
ERAC USA Finance LLC 2.25% due 1/10/2014(1)	1,000,000	1,011,745
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2015(1)	3,846,000	3,960,188
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,619,490
		7,591,423
Wireless — 0.3%
America Movil SAB de C.V. 3.625% due 3/30/2015	4,500,000	4,717,400
		4,717,400
Wirelines — 0.6%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015	2,700,000	2,762,340
Telecom Italia Capital SA 5.25% due 11/15/2013	3,000,000	3,062,529
Telefonica Emisiones SAU 2.582% due 4/26/2013	4,550,000	4,554,482
		10,379,351
Total Corporate Bonds (Cost $602,722,138)		612,597,846

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.815% due 8/1/2046(3)	26,383	28,221
Total Hybrid ARMS (Cost $26,611)		28,221

	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	28,537	32,934
Total Mortgage-Backed Securities (Cost $29,600)		32,934

	Principal Amount	Value
U.S. Agencies — 0.8%
Federal Home Loan Mortgage Corp. 2.00% due 8/25/2016	13,000,000	13,643,864
Total U.S. Agencies (Cost $13,355,648)		13,643,864

	Principal Amount	Value
U.S. Government Securities — 3.2%
U.S. Treasury Notes 0.25% due 3/31/2015 - 9/15/2015	54,000,000	53,991,242
0.375% due 11/15/2015	3,000,000	3,004,686
Total U.S. Government Securities (Cost $56,981,376)		56,995,928

	Principal Amount	Value
Municipal Bonds — 0.5%
Illinois St. G.O. 4.511% due 3/1/2015	4,400,000	4,654,628
Puerto Rico Comwlth. Govt. Dev. Bk. Sr. Nt. Ser. A 3.448% due 2/1/2015	4,500,000	4,440,105
Total Municipal Bonds (Cost $9,059,201)		9,094,733

	Principal Amount	Value
Short Term & Cash Equivalent — 0.5%
ERP Operating LP Sr. Nt. 5.20% due 4/1/2013	5,500,000	5,500,000
UnitedHealth Group, Inc. Sr. Nt. 4.875% due 4/1/2013	3,000,000	3,000,000
Total Short Term & Cash Equivalent (Cost $8,500,000)		8,500,000

	Principal Amount	Value
Repurchase Agreements — 5.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $94,306,105, due 4/1/2013(4)	94,306,000	94,306,000
Total Repurchase Agreements (Cost $94,306,000)		94,306,000
Total Investments — 103.3% (Cost $1,803,499,787)		1,814,423,772
Other Liabilities, Net — (3.3)%		(57,268,021)
Total Net Assets — 100.0%		$1,757,155,751

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $282,439,626, representing 16.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Securities are segregated for anticipated collateral requirements.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2013.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	5/31/2015	$96,192,225

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$275,128,806	$—	$275,128,806
Collateralized Mortgage Obligations	—	320,100,397	—	320,100,397
Senior Secured Loans	—	83,115,085	—	83,115,085
Commercial Mortgage-Backed Securities	—	340,879,958	—	340,879,958
Corporate Bonds	—	612,597,846	—	612,597,846
Hybrid ARMS	—	28,221	—	28,221
Mortgage-Backed Securities	—	32,934	—	32,934
U.S. Agencies	—	13,643,864	—	13,643,864
U.S. Government Securities	—	56,995,928	—	56,995,928
Municipal Bonds	—	9,094,733	—	9,094,733
Short Term & Cash Equivalent	—	8,500,000	—	8,500,000
Repurchase Agreements	—	94,306,000	—	94,306,000

Total	$—	$1,814,423,772	$—	$1,814,423,772

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Corporate Bonds — 91.6%
Aerospace & Defense — 0.3%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	$450,000	$470,250
		470,250
Automotive — 4.2%
American Axle & Manufacturing, Inc.
6.25% due 3/15/2021	400,000	410,000
6.625% due 10/15/2022	400,000	414,000
7.75% due 11/15/2019	730,000	806,650
General Motors Financial Co., Inc. 6.75% due 6/1/2018	830,000	939,975
Lear Corp. 4.75% due 1/15/2023(1)	450,000	438,750
Schaeffler Finance BV
Sr. Sec. Nt.
7.75% due 2/15/2017(1)	370,000	416,713
8.50% due 2/15/2019(1)	750,000	853,125
The Goodyear Tire & Rubber Co. 7.00% due 5/15/2022	750,000	790,312
Titan International, Inc. Sr. Sec. Nt. 7.875% due 10/1/2017(1)	670,000	721,087
		5,790,612
Banking — 2.0%
Ally Financial, Inc. 8.00% due 11/1/2031	500,000	632,500
Citigroup, Inc. Jr. Sub. Nt. 5.95% due 1/30/2023(2)(3)	1,000,000	1,037,500
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(2)(3)	300,000	312,000
9.118% due 8/19/2013(3)	700,000	701,750
		2,683,750
Brokerage — 0.9%
E*Trade Financial Corp.
Sr. Nt.
6.00% due 11/15/2017	700,000	732,375
6.375% due 11/15/2019	500,000	528,750
		1,261,125
Building Materials — 1.1%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	680,000	712,300
Nortek, Inc. 8.50% due 4/15/2021(1)	670,000	742,025
		1,454,325
Chemicals — 1.1%
Hexion US Finance Corp. Sr. Sec. Nt. 6.625% due 4/15/2020(1)	675,000	676,688
US Coatings Acquisition, Inc. 7.375% due 5/1/2021(1)	750,000	789,375
		1,466,063
Construction Machinery — 2.1%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(1)	390,000	423,638
Terex Corp. 6.00% due 5/15/2021	600,000	631,500
The Manitowoc Co., Inc. 5.875% due 10/15/2022	1,000,000	1,050,000
United Rentals North America, Inc.
6.125% due 6/15/2023	400,000	428,000
7.625% due 4/15/2022	350,000	391,125
		2,924,263
Consumer Cyclical Services — 0.9%
Corrections Corp. of America Sr. Nt. 4.625% due 5/1/2023(1)	500,000	511,875
Live Nation Entertainment, Inc. 7.00% due 9/1/2020(1)	400,000	430,000
The Geo Group, Inc. 6.625% due 2/15/2021	300,000	329,625
		1,271,500
Consumer Products — 1.1%
NBTY, Inc. 9.00% due 10/1/2018	900,000	1,005,750
Party City Holdings, Inc. Sr. Nt. 8.875% due 8/1/2020(1)	500,000	548,750
		1,554,500
Diversified Manufacturing — 0.5%
BC Mountain LLC 7.00% due 2/1/2021(1)	670,000	710,200
		710,200
Electric — 3.1%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(1)	270,000	296,325
7.875% due 7/31/2020(1)	540,000	591,300
Covanta Holding Corp. Sr. Nt. 6.375% due 10/1/2022	670,000	729,235
Genon Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	380,000	445,550
NRG Energy, Inc. 6.625% due 3/15/2023(1)	330,000	349,800
8.50% due 6/15/2019	600,000	658,500
The AES Corp. Sr. Nt. 7.375% due 7/1/2021	630,000	730,800
8.00% due 6/1/2020	360,000	426,600
		4,228,110
Entertainment — 1.0%
NAI Entertainment Holdings LLC Sr. Sec. Nt. 8.25% due 12/15/2017(1)	405,000	439,425
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)	940,000	984,650
		1,424,075

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Food And Beverage — 1.0%
Michael Foods, Inc. 9.75% due 7/15/2018	$1,250,000	$1,390,625
		1,390,625
Gaming — 2.6%
Caesar’s Entertainment Operating Co., Inc. 5.625% due 6/1/2015	600,000	552,000
MGM Resorts International 6.625% due 12/15/2021	1,000,000	1,048,750
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	450,000	494,438
Scientific Games International, Inc. 6.25% due 9/1/2020	700,000	712,250
9.25% due 6/15/2019	620,000	682,775
		3,490,213
Government Related — 0.8%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(1)	945,000	1,083,206
		1,083,206
Healthcare — 4.9%
Amsurg Corp. 5.625% due 11/30/2020(1)	800,000	842,000
CDRT Holding Corp. Sr. Nt. 9.25% due 10/1/2017(1)(4)	1,000,000	1,037,500
DaVita HealthCare Partners, Inc. 5.75% due 8/15/2022	400,000	415,500
6.625% due 11/1/2020	600,000	649,875
HCA, Inc. Sr. Sec. Nt. 7.875% due 2/15/2020	250,000	276,250
8.50% due 4/15/2019	340,000	375,275
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(1)	630,000	675,675
Teleflex, Inc. 6.875% due 6/1/2019	330,000	357,225
Tenet Healthcare Corp. Sr. Sec. Nt. 4.50% due 4/1/2021(1)	670,000	656,600
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020(1)	550,000	591,250
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018	800,000	851,000
		6,728,150
Home Construction — 2.5%
Meritage Homes Corp. Sr. Nt. 4.50% due 3/1/2018(1)	670,000	668,325
7.15% due 4/15/2020	850,000	947,750
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(1)	1,100,000	1,179,750
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023(1)	670,000	690,100
		3,485,925
Independent Energy — 10.7%
Alta Mesa Holdings 9.625% due 10/15/2018	870,000	917,850
BreitBurn Energy Partners L.P. 7.875% due 4/15/2022	260,000	278,200
Chesapeake Energy Corp. 5.75% due 3/15/2023	1,000,000	1,013,750
9.50% due 2/15/2015	500,000	565,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	630,000	633,937
Continental Resources, Inc. 8.25% due 10/1/2019	270,000	300,375
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019	780,000	822,900
Energy XXI Gulf Coast, Inc. 9.25% due 12/15/2017	310,000	350,300
EV Energy Partners L.P. 8.00% due 4/15/2019	680,000	717,400
Halcon Resources Corp. 8.875% due 5/15/2021(1)	750,000	808,125
9.75% due 7/15/2020(1)	670,000	740,350
Harvest Operations Corp. 6.875% due 10/1/2017	700,000	782,250
Kodiak Oil & Gas Corp. 8.125% due 12/1/2019	640,000	723,200
Laredo Petroleum, Inc. 7.375% due 5/1/2022	250,000	273,750
Legacy Reserves L.P. 8.00% due 12/1/2020(1)	670,000	693,450
Linn Energy LLC 6.25% due 11/1/2019(1)	600,000	613,500
6.50% due 5/15/2019	260,000	272,025
Oasis Petroleum, Inc. 6.50% due 11/1/2021	1,000,000	1,090,000
OGX Austria GmbH 8.375% due 4/1/2022(1)	670,000	505,850
Plains Exploration & Production Co. 6.625% due 5/1/2021	550,000	605,000
Samson Investment Co. Sr. Nt. 9.75% due 2/15/2020(1)	530,000	563,125
SandRidge Energy, Inc. 7.50% due 3/15/2021	910,000	946,400
Vanguard Natural Resources LLC 7.875% due 4/1/2020	410,000	439,725
		14,656,462
Industrial - Other — 0.3%
General Cable Corp. 5.75% due 10/1/2022(1)	450,000	459,000
		459,000
Insurance - Life — 0.5%
CNO Financial Group, Inc. Sr. Sec. Nt. 6.375% due 10/1/2020(1)	700,000	744,625
		744,625
Insurance P&C — 1.0%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(1)	750,000	770,625
Onex USI Aquisition Corp. Sr. Nt. 7.75% due 1/15/2021(1)	600,000	601,500
		1,372,125
Lodging — 1.0%
NCL Corp. Ltd. 5.00% due 2/15/2018(1)	670,000	682,563

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Royal Caribbean Cruises Ltd. Sr. Nt. 5.25% due 11/15/2022	$670,000	$678,375
		1,360,938
Media Cable — 4.2%
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(1)	1,500,000	1,631,250
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	540,000	533,925
CCO Holdings LLC 6.625% due 1/31/2022	300,000	321,750
7.375% due 6/1/2020	240,000	266,100
7.875% due 4/30/2018	700,000	744,625
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021	900,000	1,009,125
Lynx I Corp. Sr. Sec. Nt. 5.375% due 4/15/2021(1)	670,000	696,800
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019	450,000	502,312
		5,705,887
Media Noncable — 6.9%
DigitalGlobe, Inc. 5.25% due 2/1/2021(1)	670,000	665,813
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	560,000	614,600
7.625% due 6/15/2021	800,000	915,000
Intelsat Jackson Holdings S.A. 7.25% due 4/1/2019 - 10/15/2020	970,000	1,063,912
7.50% due 4/1/2021	690,000	767,625
Intelsat Luxembourg S.A. 8.125% due 6/1/2023(1)	600,000	609,750
11.50% due 2/4/2017	700,000	743,400
MDC Partners, Inc. 6.75% due 4/1/2020(1)	670,000	676,700
Sinclair Television Group, Inc. Sr. Nt. 6.125% due 10/1/2022(1)	330,000	345,675
Telesat LLC Sr. Nt. 6.00% due 5/15/2017(1)	940,000	982,300
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)	900,000	972,000
6.875% due 5/15/2019(1)	560,000	599,200
7.875% due 11/1/2020(1)	480,000	528,000
		9,483,975
Metals And Mining — 1.5%
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)	750,000	785,625
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018	500,000	530,000
Steel Dynamics, Inc. 6.125% due 8/15/2019(1)	670,000	723,600
		2,039,225
Non Captive Diversified — 3.2%
AerCap Aviation Solutions BV 6.375% due 5/30/2017	800,000	859,000
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019	500,000	546,250
CIT Group, Inc. Sr. Nt. 5.00% due 5/15/2017	670,000	718,575
5.25% due 3/15/2018	550,000	594,000
5.50% due 2/15/2019(1)	450,000	493,875
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	300,000	299,250
8.625% due 9/15/2015	750,000	853,125
		4,364,075
Oil Field Services — 2.2%
Exterran Partners L.P. 6.00% due 4/1/2021(1)	1,050,000	1,046,063
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023(1)	500,000	511,250
SESI LLC 7.125% due 12/15/2021	800,000	895,000
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015	463,000	488,465
		2,940,778
Packaging — 2.6%
Ardagh Packaging Finance PLC Sr. Nt. 7.00% due 11/15/2020(1)	750,000	770,625
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 5.75% due 10/15/2020	1,000,000	1,018,750
9.00% due 4/15/2019	670,000	708,525
Sealed Air Corp. 8.125% due 9/15/2019(1)	900,000	1,018,125
		3,516,025
Paper — 0.7%
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(1)	870,000	911,325
		911,325
Pharmaceuticals — 1.9%
Catalent Pharma Solutions, Inc. 7.875% due 10/15/2018(1)	540,000	547,425
Grifols, Inc. 8.25% due 2/1/2018	500,000	550,000
Jaguar Holding Co. II Sr. Nt. 9.50% due 12/1/2019(1)	700,000	803,250
Sky Growth Acquisition Corp. 7.375% due 10/15/2020(1)	670,000	708,525
		2,609,200
Pipelines — 4.1%
Atlas Pipeline Partners L.P. 5.875% due 8/1/2023(1)	800,000	796,000
Copano Energy LLC 7.125% due 4/1/2021	1,000,000	1,155,000
Crosstex Energy L.P. 7.125% due 6/1/2022(1)	400,000	424,000
Inergy Midstream L.P. 6.00% due 12/15/2020(1)	670,000	696,800

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2013 (unaudited)	Principal Amount	Value
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	$390,000	$421,200
Martin Midstream Partners L.P. Sr. Nt. 7.25% due 2/15/2021(1)	400,000	404,000
8.875% due 4/1/2018	400,000	430,000
Regency Energy Partners L.P. 6.50% due 7/15/2021	650,000	715,000
Targa Resources Partners L.P. 6.875% due 2/1/2021	500,000	547,500
		5,589,500
Refining — 1.2%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019	870,000	974,400
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020(1)	670,000	710,200
		1,684,600
REITs — 1.4%
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	530,000	569,750
Sabra Health Care L.P. 8.125% due 11/1/2018	1,280,000	1,390,400
		1,960,150
Retailers — 4.3%
99 Cents Only Stores 11.00% due 12/15/2019	1,000,000	1,147,500
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	1,100,000	1,221,000
Burlington Holdings LLC Sr. Nt. 9.00% due 2/15/2018(1)(4)	670,000	680,050
CDR DB Sub, Inc. Sr. Nt. 7.75% due 10/15/2020(1)	1,000,000	1,027,500
The Pantry, Inc. 8.375% due 8/1/2020(1)	500,000	536,250
YCC Holdings LLC Sr. Nt. 10.25% due 2/15/2016(4)	1,190,000	1,227,187
		5,839,487
Supermarkets — 1.0%
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017(1)	1,200,000	1,317,000
		1,317,000
Technology — 4.9%
Avaya, Inc. 10.50% due 3/1/2021(1)	730,000	695,325
CDW LLC 8.50% due 4/1/2019	1,000,000	1,116,250
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	350,000	352,625
5.375% due 4/1/2023	350,000	354,375
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(1)(4)	1,013,000	1,071,247
12.625% due 1/15/2021	400,000	433,500
Infor U.S., Inc. 11.50% due 7/15/2018	580,000	681,500
NXP BV 5.75% due 2/15/2021(1)	400,000	415,000
Sr. Nt.
5.75% due 3/15/2023(1)	830,000	846,600
SunGard Data Systems, Inc. 6.625% due 11/1/2019(1)	670,000	691,775
		6,658,197
Transportation Services — 1.0%
Avis Budget Car Rental LLC 9.75% due 3/15/2020	450,000	531,005
Hertz Corp. 7.50% due 10/15/2018	700,000	772,625
		1,303,630
Utility — 0.4%
Niska Gas Storage US LLC 8.875% due 3/15/2018	560,000	583,800
		583,800
Wireless — 4.7%
Crown Castle International Corp. Sr. Nt. 5.25% due 1/15/2023	740,000	752,950
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(1)	500,000	530,000
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(1)	540,000	571,050
MetroPCS Wireless, Inc. 6.25% due 4/1/2021(1)	360,000	366,300
6.625% due 4/1/2023(1)	650,000	663,000
7.875% due 9/1/2018	500,000	546,250
Sprint Nextel Corp. Sr. Nt. 6.00% due 12/1/2016 - 11/15/2022	1,700,000	1,787,000
7.00% due 3/1/2020(1)	200,000	233,000
9.00% due 11/15/2018(1)	525,000	649,031
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(1)	270,000	264,600
		6,363,181
Wirelines — 1.8%
CenturyLink, Inc. Sr. Nt. 5.625% due 4/1/2020	670,000	685,075
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	540,000	615,600
8.25% due 4/15/2017	280,000	327,600
Windstream Corp. 6.375% due 8/1/2023(1)	450,000	446,625
7.875% due 11/1/2017	330,000	377,025
		2,451,925
Total Corporate Bonds (Cost $117,975,927)		125,332,002

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 5.4%
Food And Beverage — 0.7%
HJ Heinz Co. Term Loan B2 3.50% due 3/27/2020(2)	$1,000,000	$1,008,470
		1,008,470
Gaming — 1.0%
Harrah’s Prop Co. Mezzanine Term Loan 3.70% due 2/13/2014(2)	1,400,000	1,318,184
		1,318,184
Healthcare — 0.7%
Kindred Healthcare, Inc. Term Loan 5.25% due 6/1/2018(2)	992,424	998,011
		998,011
Independent Energy — 0.8%
Chesapeake Energy Corp. Unsecured Term Loan 5.75% due 12/1/2017(2)	1,000,000	1,029,880
		1,029,880
Packaging — 0.7%
Exopack LLC Term Loan 6.50% due 5/31/2017(2)	982,500	992,325
		992,325
Retailers — 1.5%
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(2)	2,000,000	2,016,000
		2,016,000
Total Senior Secured Loans (Cost $7,358,846)		7,362,870

	Shares	Value
Preferred Stocks — 0.7%
Banking — 0.7%
Regions Financial Corp.	40,000	1,021,200
		1,021,200
Total Preferred Stocks (Cost $1,000,000)		1,021,200

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $3,255,004, due 4/1/2013(5)	$3,255,000	3,255,000
Total Repurchase Agreements (Cost $3,255,000)		3,255,000
Total Investments — 100.1% (Cost $129,589,773)		136,971,072
Other Liabilities, Net — (0.1)%		(132,971)
Total Net Assets — 100.0%		$136,838,101

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $54,593,374, representing 39.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2013.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.17%	11/7/2022	$3,324,784

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$125,332,002	$—	$125,332,002
Senior Secured Loans	—	7,362,870	—	7,362,870
Preferred Stocks	1,021,200	—	—	1,021,200
Repurchase Agreements	—	3,255,000	—	3,255,000

Total	$1,021,200	$135,949,872	$—	$136,971,072

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Municipal Bonds — 98.8%
Arizona — 1.5%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	$1,000,000	$1,143,270
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,742,370
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,770,435
Phoenix AZ Civic Impt. Corp. Arpt. Rev. AMT-Ref-Senior Lien 5.00% due 7/1/2019	2,205,000	2,642,979
		7,299,054
California — 8.6%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,770,075
California St. Dept. Veterans Affairs Home Pur. Rev. AMT-Ser. A 5.00% due 12/1/2032	1,495,000	1,562,469
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,762,965
California St. Pub. Wrks. Brd. Lease Rev. Judicial Council Projs. Ser. A 4.00% due 3/1/2022	3,975,000	4,445,243
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A
6.125% due 4/1/2028	1,000,000	1,218,670
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,493,266
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,875,000	2,315,606
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,854,675
California St. Var. Purp. G.O.
6.00% due 3/1/2033 - 11/1/2035	5,000,000	6,048,550
6.50% due 4/1/2033	2,000,000	2,461,560
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Rev. Enhanced Asset Bkd. Ser. A AMBAC Insured 5.00% due 6/1/2021	1,500,000	1,510,020
Los Angeles CA Dept. of Arpts. Rev. AMT-Senior-Intl. Private Activity-Ser. A 5.00% due 5/15/2029	3,000,000	3,411,270
Sr-Los Angeles Intl. Arpt. Ser. A
5.00% due 5/15/2035	3,000,000	3,367,530
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,723,035
Ser. G
5.25% due 5/1/2025	2,000,000	2,396,760
San Francisco City & Cnty. CA Pub. Utilities Commn. Wtr. Rev. Wtr. Sys. Impt. Proj. Sub. Ser. A 5.00% due 11/1/2029	2,000,000	2,325,140
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,202,100
		40,868,934
Colorado — 2.4%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2035(1)	1,825,000	2,021,479
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	1,085,000	1,105,268
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,268,060
Regl. Transn. Dist. CO Sales Tax Rev. Fastracks Proj. Ser. A 5.00% due 11/1/2023	5,000,000	6,173,850
		11,568,657
Connecticut — 4.9%
Connecticut St. G.O. Ser. B 5.00% due 4/15/2029	3,000,000	3,515,700
Ser. C
5.75% due 11/1/2019	1,500,000	1,859,820
Ser. D
0.89% due 9/15/2018(1)	3,000,000	3,045,690
5.00% due 11/1/2030	2,000,000	2,333,420
Ser. E
5.00% due 9/15/2032	1,000,000	1,165,290
Sifma Index Ser. A
0.87% due 3/1/2021(1)	1,500,000	1,498,905
0.97% due 3/1/2022(1)	2,000,000	1,998,380
Connecticut St. Revolving Gen. Rev. Revolving Fd. Ser. A 5.00% due 1/1/2024 - 3/1/2030	4,060,000	4,881,085
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,706,640
Univ. of Connecticut Ser. A 5.00% due 2/15/2031	1,000,000	1,149,770
		23,154,700
Delaware — 0.3%
Wilmington Delaware G.O.
Ser. A
5.00% due 12/1/2018(2)	1,195,000	1,458,163
5.00% due 12/1/2028	55,000	62,870
		1,521,033
District Of Columbia — 2.0%
District of Columbia Income Tax Sec. Rev. Ser. A 5.00% due 12/1/2036	2,000,000	2,278,480
District of Columbia Metropolitian Arpts. Auth. Arpt. Sys. Rev. AMT-Ser. A 5.00% due 10/1/2030	3,000,000	3,397,110
Metropolitan Washington DC Arpt. Auth. Sys. Rev. Ser. A 5.00% due 10/1/2026	2,000,000	2,313,160
AMT-Ser.C
5.00% due 10/1/2028	1,500,000	1,693,485
		9,682,235
Florida — 5.5%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj.
5.00% due 4/1/2018	2,830,000	3,084,191
7.00% due 4/1/2039	1,500,000	1,841,715

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Broward Cnty. FLA Arpt. Sys. Rev. Ser. Q-1 5.00% due 10/1/2023	$2,085,000	$2,495,849
Broward Cnty. FLA Wtr. & Swr. Utility Rev. Ser. A 5.00% due 10/1/2037	2,000,000	2,312,260
Florida St. G.O. Brd. of Ed. Ser. A 5.00% due 1/1/2022	2,000,000	2,357,400
Dept. Trans. Right of Way
5.375% due 7/1/2027	1,500,000	1,742,760
Miami-Dade Cnty. FLA Aviation Rev. AMT-Ref-Ser. A 5.00% due 10/1/2030	4,000,000	4,430,000
Ser. A
6.00% due 10/1/2027	1,500,000	1,792,065
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp. Rev. Ref- Miami Childrens Hosp. Ser. A 6.125% due 8/1/2042	500,000	574,750
Palm Beach Cnty. FLA Solid Waste Auth. Ref. 5.00% due 10/1/2031	2,000,000	2,297,980
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,723,560
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev. Sarasota Memorial Hosp. Proj. Ser. A 5.625% due 7/1/2039	1,500,000	1,624,800
		26,277,330
Georgia — 2.1%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,149,940
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,705,930
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(2)	1,760,000	2,097,392
5.00% due 2/1/2032 - 2/1/2036	2,740,000	3,104,246
		10,057,508
Guam — 0.2%
Guam Govt. Business Privilege Tax Rev. Ser. A 5.00% due 1/1/2027	1,000,000	1,124,130
		1,124,130
Hawaii — 0.6%
Hawaii St. G.O. Ref-Ser. DZ 5.00% due 12/1/2031	2,500,000	2,924,500
		2,924,500
Illinois — 5.8%
Chicago IL Brd. of Ed. G.O. Ser. A 5.50% due 12/1/2039	2,000,000	2,258,260
Chicago IL O’Hare Intl. Arpt. Rev. AMT-Ref-Passenger Fac. Charge-Ser. B 5.00% due 1/1/2023	1,500,000	1,731,675
Ref-AMT-Gen-Senior Lien-Ser. B
5.00% due 1/1/2024	2,500,000	2,863,325
Chicago IL Sales Tax Rev. Ser. A 5.25% due 1/1/2038	3,000,000	3,394,800
Cook Cnty. IL G.O. Ref-Ser. C 5.00% due 11/15/2019	1,000,000	1,209,150
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	6,350,000	7,194,763
Ref.
5.00% due 1/1/2024 - 8/1/2025	4,500,000	4,936,610
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,283,320
Ser. B
5.50% due 1/1/2033	1,500,000	1,704,405
		27,576,308
Indiana — 0.5%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,216,980
		2,216,980
Iowa — 0.5%
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	2,000,000	2,264,800
		2,264,800
Kansas — 0.7%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,784,745
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,730,295
		3,515,040
Louisiana — 1.0%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,740,711
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,811,955
St. John The Baptist Parish LA Rev. Marathon Oil Corp.-Ser. A 5.125% due 6/1/2037	1,000,000	1,059,980
		4,612,646
Maine — 0.4%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2034	1,500,000	1,777,890
		1,777,890
Maryland — 1.7%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,805,145
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,764,255
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,812,675
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,708,113
		8,090,188

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Massachusetts — 5.4%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	$1,500,000	$1,736,670
Massachusetts St. College Bldg. Auth. Ser. A 5.00% due 5/1/2028	2,000,000	2,350,500
Ser. B
5.00% due 5/1/2030	1,500,000	1,780,350
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,259,440
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T.	1,500,000	1,693,290
5.00% due 7/1/2038
Harvard Univ. Ser. B
5.00% due 10/1/2038	1,500,000	1,703,565
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,789,890
Ser. O, M.I.T.
6.00% due 7/1/2036	1,500,000	1,842,570
Massachusetts St. Sch. Bldg. Auth. Sales Tax Rev. Ref-Senior-Ser. B 5.00% due 8/15/2020	2,000,000	2,483,280
Ref-Senior-Ser. A
5.00% due 8/15/2030	2,500,000	2,934,550
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,748,715
Massachusetts St. Wtr. Res. Auth. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,318,300
Ser. A
5.00% due 8/1/2037	1,000,000	1,151,090
		25,792,210
Michigan — 2.8%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,363,300
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	2,000,217
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Ref-Detroit Met Arpt. Ser. D 5.00% due 12/1/2019	2,000,000	2,343,800
Detroit Met Arpt. Ser. A
5.00% due 12/1/2019	1,000,000	1,200,700
Arpt. Rev. Ref-Ser. B
5.00% due 12/1/2020	2,595,000	3,137,173
AMT-Arpt. Rev. Ref. Ser. A
5.00% due 12/1/2022	2,000,000	2,314,580
		13,359,770
Minnesota — 1.8%
Minnesota St. G.O. Hwy. & Var. Purp. 5.00% due 8/1/2022	1,500,000	1,747,935
Ref-St. Var. Purp. Ser. D
5.00% due 8/1/2022	1,500,000	1,835,025
Var. Purp. Ser. D
5.00% due 8/1/2024	2,000,000	2,414,600
Minnesota St. Pub. Safety Radio 5.00% due 6/1/2024	2,000,000	2,357,540
		8,355,100
Mississippi — 0.4%
Warren Cnty. MS Gulf Opportunity Zone Intl. Paper Ser. A 6.50% due 9/1/2032	1,500,000	1,720,020
		1,720,020
Missouri — 1.5%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,729,365
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,790,295
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2025	1,500,000	1,685,775
(2nd Lein)
5.25% due 5/1/2018	1,500,000	1,776,555
		6,981,990
Nevada — 1.0%
Clark Cnty. NV G.O. Ref-Transn-Ser. A 5.00% due 12/1/2029	2,000,000	2,241,080
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,336,220
		4,577,300
New Jersey — 7.6%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,315,500
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,755,165
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2015(2)	1,500,000	1,639,875
New Jersey Environmental Infrastructure Tr. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,555,106
New Jersey Garden St. Preservation Tr. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,694,745
New Jersey St. Economic Dev. Auth. Rev. Ref-Sch. Facs. Constr. Sifma Ser. I 1.37% due 9/1/2025(1)	5,000,000	4,997,350
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,710,420
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Sys. Ser. A 5.50% due 6/15/2041	3,000,000	3,447,390
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. D 5.00% due 6/15/2020	2,000,000	2,162,220
Transn. Sys. Ser. C
FSA Insured
5.50% due 12/15/2016	1,500,000	1,751,715
Transn. Sys. Ser. B
5.50% due 6/15/2031	4,500,000	5,276,520

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
New Jersey St. Turnpike Auth. Ser. B
5.00% due 1/1/2021
Ser. A	$2,000,000	$2,430,020
5.00% due 1/1/2032(3)	2,650,000	2,974,864
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,406,520
		36,117,410
New York — 9.7%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Subser. B-2 5.00% due 11/15/2031	2,000,000	2,300,040
Ser. B
5.00% due 11/15/2034	1,500,000	1,678,785
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2024	2,500,000	2,928,850
Ref-Ser. D
5.00% due 11/15/2030	1,000,000	1,142,620
New York City NY Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-Ser. AA 5.00% due 6/15/2034	2,000,000	2,280,980
New York NY G.O. Subser. J-4 0.67% due 8/1/2025(1)	3,000,000	3,000,000
Ser. H-1
5.25% due 3/1/2021	1,500,000	1,815,135
Subser. B-1
5.25% due 9/1/2025	2,000,000	2,363,260
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,427,360
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,688,715
New York St. Dorm. Auth. Revs. St. Supp. Debt. Third Gen. Res. St. Univ. Edl. Facs. Ser. A 5.00% due 5/15/2026	1,000,000	1,181,200
New York St. Dorm. Auth. St. Personal Income Tax Rev. Ser. E 5.00% due 8/15/2027	2,000,000	2,334,220
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Revolving Fds. NYC Muni. Wtr. Fin. Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2024 - 6/15/2027	3,000,000	3,626,220
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 - 9/15/2040	4,925,000	5,658,643
New York St. Thruway Auth. NY 5.25% due 3/15/2027	1,500,000	1,737,750
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,730,265
Port Authority of NY & NJ Consol-Ser. 169 5.00% due 10/15/2024	2,000,000	2,340,180
Consol-Ser. 172
5.00% due 10/1/2030	3,000,000	3,404,100
Triborough NY Bridge & Tunl. Auth. Revs. Ref-Gen-Ser. B 5.00% due 11/15/2024	2,000,000	2,484,740
		46,123,063
North Carolina — 2.0%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,076,428
Raleigh NC Combined Enterprise Sys. Rev. Ser. A 5.00% due 3/1/2026	1,600,000	1,788,544
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,742,820
Wake Cnty. NC G.O. 5.00% due 3/1/2017(2)	1,500,000	1,754,745
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,400,680
		9,763,217
Ohio — 1.5%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-1 5.00% due 6/1/2015	2,000,000	2,157,600
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,710,045
Lucas Cnty. OH Hosp. Rev. Ref-Promedica Healthcare-Ser. D 5.25% due 11/15/2028	1,550,000	1,751,438
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,683,825
		7,302,908
Oklahoma — 0.4%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,909,778
		1,909,778
Oregon — 1.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(2)	1,500,000	1,896,390
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,761,452
Oregon St. Dept. Trans. Hwy. User Tax Rev. Sr. Lien-Ser. A 5.00% due 11/15/2033	1,500,000	1,689,675
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,187,020
		6,534,537
Pennsylvania — 1.2%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,102,140
Pennsylvania St. Tpk. Commn. Oil Franchise Tax Rev. Rmk. Ser. C of 2003 Tpk. 5.00% due 12/1/2032	2,125,000	2,344,683
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,207,730
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,181,920
		5,836,473

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Puerto Rico — 3.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. ZZ 5.25% due 7/1/2025	$2,000,000	$2,027,480
Ser. WW
5.50% due 7/1/2021	1,500,000	1,592,280
Ser. XX
5.75% due 7/1/2036	2,000,000	2,041,320
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Ref-Govt. Facs. Ser. H 5.25% due 7/1/2013	500,000	504,155
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. C 5.00% due 8/1/2022	2,000,000	2,342,560
Ser. A
5.00% due 8/1/2024	2,000,000	2,151,220
5.25% due 8/1/2027	1,500,000	1,608,150
First Sub-Ser. A
5.50% due 8/1/2037	4,000,000	4,125,840
Ser. A Pre-refunded-First Sub
6.125% due 2/1/2014(2)	40,000	41,973
Ser. A Unrefunded-First Sub
6.125% due 8/1/2029	1,460,000	1,503,026
		17,938,004
Rhode Island — 0.8%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,778,100
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.00% due 6/1/2023	880,000	881,522
6.125% due 6/1/2032	1,015,000	1,031,900
		3,691,522
South Carolina — 3.1%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,524,700
Greenville SC Hosp. Sys. Brd. Hosp. Facs. Rev. Ref. 5.00% due 5/1/2031	3,000,000	3,271,710
South Carolina St. Pub. Svc. Auth. Rev. Obgs-Ser. D 5.00% due 12/1/2030	3,000,000	3,443,700
Ref-Santee Cooper Proj. Ser. C
5.00% due 12/1/2036	2,000,000	2,227,140
Ser. B
5.25% due 1/1/2034	1,500,000	1,716,810
Ref. Ser. A
5.50% due 1/1/2015	1,500,000	1,632,285
		14,816,345

Tennessee — 1.7%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,741,875
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,416,225
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,763,295
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(2)	1,425,000	1,719,861
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,698,885
		8,340,141
Texas — 8.8%
Allen, Tex. Indpt. Sch. Dist. G.O. Ref. 5.00% due 2/15/2036	1,580,000	1,803,475
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,349,300
Bexar Cnty. Tex. G.O. Certificates Oblig. 5.00% due 6/15/2030	1,500,000	1,690,215
Canadian River Tex. Mun. Wtr. Auth. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,328,620
Dallas-Fort Worth Tex. Intl. Arpt. Rev. Ref-JT-Ser. B 5.00% due 11/1/2023	2,500,000	2,908,350
Harris Cnty. Tex. Flood Ctl. Dist. Ref-Contract Tax Ser. A 5.00% due 10/1/2034	2,000,000	2,269,560
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,785,300
Ref-Rd-Ser. A
5.25% due 10/1/2031	1,500,000	1,778,610
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,720,410
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,731,525
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	5,003,235
North Tex. Twy. Auth. Rev. Ref-1st Tier Ser. A 5.00% due 1/1/2029	2,500,000	2,830,575
Spl. Projs. Sys. Ser. A
5.00% due 9/1/2031	2,000,000	2,295,360
Spl. Projs. Sys. Ser. D
5.00% due 9/1/2031	2,000,000	2,295,360
Sr. Projs. Sys. Ser. A
5.50% due 9/1/2036	1,500,000	1,768,350
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,745,160
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,707,892
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,716,915
		41,728,212
Utah — 0.2%
Metropolitan Wtr. Dist. of UT Salt Lake & Sandy Wtr. Rev. Ref. Ser. A 5.00% due 7/1/2037	1,000,000	1,135,300
		1,135,300
Virginia — 2.3%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	574,455
Health Care Inova
5.00% due 5/15/2037	1,810,000	2,048,974

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2026(2)	$1,340,000	$1,426,899
Virginia St. Pub. Sch. Auth. Sch. Fing. Ser. B 5.00% due 8/1/2028	1,500,000	1,720,590
5.25% due 8/1/2033	1,000,000	1,158,510
Virginia St. Pub. Sch. Auth. Spl. Oblg. Montgomery Cnty. Sch. Fing. 5.00% due 1/15/2026	2,000,000	2,368,660
Virginia St. Res. Auth. Infrastructure Rev. Pooled Fing. Prog. Ser. B 5.00% due 11/1/2030	1,375,000	1,631,878
		10,929,966
Washington — 2.1%
Clark Cnty. WA Pub. Utility Dist. No. 001 Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,303,120
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	2,110,046
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,753,095
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.50% due 6/1/2026	1,400,000	1,448,874
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,309,480
		9,924,615
Wisconsin — 0.6%
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care Ser. A 5.00% due 7/15/2028	1,000,000	1,097,200
Aurora Health Care
6.50% due 4/15/2033	2,000,000	2,005,480
		3,102,680
Total Municipal Bonds (Cost $437,230,378)		470,512,494
Total Investments — 98.8% (Cost $437,230,378)		470,512,494
Other Assets, Net — 1.2%		5,915,407
Total Net Assets — 100.0%		$476,427,901

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2013.
(2)	Pre-refunded.
(3)	When-issued security.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$470,512,494	$—	$470,512,494

Total	$—	$470,512,494	$—	$470,512,494

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.4%
Alabama — 0.7%
Selma AL Indl. Dev. Brd. Rev. Gulf Oppty. Zone Intl. Paper Co. Ser. A 5.80% due 5/1/2034	$1,500,000	$1,681,635
		1,681,635
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref- Friendship Vlg. Ser. A 6.25% due 12/1/2042	2,000,000	2,179,700
		2,179,700
California — 9.6%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)	1,500,000	1,959,150
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	1,235,000	1,278,694
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,548,859
California St. Pub. Wrks. Brd. Lease Rev.
Var. Cap. Projs. Ser. A
5.00% due 4/1/2034	1,500,000	1,631,280
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,852,485
6.625% due 11/1/2034	685,000	743,691
California St. Var. Purp. G.O. 6.00% due 11/1/2039	1,500,000	1,794,465
Foothill Eastern Trans. Corridor Agy. CA. Toll Road Rev. Ref-Convertible Cap. Apprec. 5.875% due 1/15/2026	2,000,000	2,054,780
Port of Oakland CA Rev. Ref-AMT-Ser. O 5.125% due 5/1/2031	1,250,000	1,369,700
San Diego Calif. Redev. Agy. Tax Allocation Rev.
City Heights Redev. Ser. A
5.625% due 9/1/2040	1,000,000	1,016,590
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	1,056,060
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	1,056,060
San Francisco Calif. City & Cnty. Arpt. Commn. Intl. Arpt. Rev. Ref. AMT- Second Ser. F 5.00% due 5/1/2030	1,540,000	1,700,129
San Jose CA. Arpt. Rev. AMT-Ser. A-1 5.75% due 3/1/2034	2,000,000	2,243,920
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,050,475
		23,356,338
Colorado — 4.3%
Colorado E-470 Pub. Hwy. Auth. Rev. Ser. C 5.375% due 9/1/2026	1,000,000	1,116,600
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	3,425,000	3,952,039
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026 - 1/15/2041	4,670,000	5,382,373
		10,451,012
Delaware — 0.7%
Delaware St. Muni. Elec. Corp. Rev. 5.00% due 7/1/2037	1,500,000	1,637,385
		1,637,385
District Of Columbia — 3.8%
District of Columbia Metropolitian Arpts. Auth. Arpt. Sys. Rev. Ser. A 5.00% due 10/1/2028	2,500,000	2,852,750
AMT-Ser. A
5.00% due 10/1/2030	2,000,000	2,264,740
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,404,380
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,779,015
		9,300,885
Florida — 9.4%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,841,715
Broward Cnty. FLA Arpt. Sys. Rev. AMT-Ser. Q-2 5.00% due 10/1/2037	2,750,000	2,981,302
Greater Orlando FLA Aviation Auth. Arpt. Facs. Rev. Ref-Jetblue Airways Corp. Proj. 5.00% due 11/15/2036(2)	1,500,000	1,540,695
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,866,224
Miami-Dade Cnty. FLA Aviation Rev. AMT-Ser. A 5.00% due 10/1/2031	1,000,000	1,103,280
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev.
Ref- Miami Childrens Hosp.
5.875% due 8/1/2042	975,000	1,107,776
Ref- Miami Childrens Hosp. Ser. A
6.125% due 8/1/2042	3,395,000	3,902,552
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.00% due 5/1/2032	2,000,000	2,032,460
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev.
Ref-Phase II
6.125% due 5/1/2039	2,270,000	2,662,528
Ref-Phase III
6.125% due 5/1/2040	3,340,000	3,915,282
		22,953,814
Georgia — 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,525,038

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
De Kalb Cnty. GA Wtr. & Swr. Rev. Ser. A 5.25% due 10/1/2030	$1,500,000	$1,756,320
		3,281,358
Illinois — 8.6%
Chicago IL Brd. of Ed. G.O. Ser. A 5.50% due 12/1/2039	1,500,000	1,693,695
Chicago IL O’Hare Intl. Arpt. Rev.
AMT-Gen-Sr. Lien-Ser. B
5.00% due 1/1/2030	2,000,000	2,189,500
AMT-Ref. Passenger Facs. Charge-Ser. B
5.00% due 1/1/2030	2,000,000	2,189,500
Gen-Third Lien-Ser. A
5.75% due 1/1/2039	1,500,000	1,727,130
Chicago IL Proj. G.O. Ser. A 5.00% due 1/1/2034	1,500,000	1,638,600
Chicago IL Wtr. Rev. Ref. 5.00% due 11/1/2029	1,490,000	1,703,100
Illinois Fin. Auth. Rev.
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,145,000	1,147,599
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	2,600,000	2,947,568
6.50% due 4/1/2044	755,000	852,810
Temps-75-Admiral at Lake-D-1
7.00% due 5/15/2018	1,000,000	1,004,390
Illinois St. G.O.
Ref.
5.00% due 1/1/2024	1,500,000	1,635,930
Ser. A
5.00% due 9/1/2031	2,000,000	2,174,400
		20,904,222
Indiana — 1.7%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	2,060,854
Indiana St. Fin. Auth. Rev. Cmnty. Fndtn. Northwest Indiana 5.00% due 3/1/2030	2,000,000	2,187,840
		4,248,694
Iowa — 0.5%
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	1,000,000	1,132,400
		1,132,400
Kentucky — 2.2%
Kentucky St. Economic Dev. Fin. Auth.
Owensboro Med. Hlth Sys. Ser. A
6.00% due 6/1/2030	2,000,000	2,330,700
Ref-Owensboro Medical Hlth. Ser. B
6.375% due 3/1/2040	2,500,000	2,963,825
		5,294,525
Louisiana — 1.2%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,811,955
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	1,000,000	1,059,980
		2,871,935
Maryland — 0.7%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,701,285
		1,701,285
Massachusetts — 2.0%
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev.
Ser. B-1
7.25% due 6/1/2016(3)	1,100,000	520,949
Groves-Lincoln Ser. A
7.50% due 6/1/2029(3)	1,000,000	469,440
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,500,000	3,826,440
		4,816,829
Michigan — 3.2%
Detroit MI Wtr. Sply. Sys. Rev. Sr. Lien Ser. A 5.25% due 7/1/2041	2,000,000	2,149,260
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership AMT-Ser. C 5.50% due 12/1/2028	1,130,000	1,208,433
Wayne Cnty. MI Arpt. Auth. Rev.
AMT-Arpt. Rev. Ref. Ser. A
5.00% due 12/1/2022	1,500,000	1,735,935
Detroit Met Wayne Cnty. Arpt.
NATL-RE Insured
5.00% due 12/1/2034	1,500,000	1,568,685
AMT-Detroit Met Arpt.Ser. B
5.00% due 12/1/2037	1,000,000	1,063,760
		7,726,073
New Jersey — 6.3%
New Jersey Economic Dev. Auth. Rev. Ref. 5.00% due 6/15/2026	5,000,000	5,665,250
MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,255,260
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,688,130
New Jersey St. Trans. Trust Fund Auth. Rev.
Transn. Ser. AA
5.00% due 6/15/2029	2,000,000	2,254,260
Transn. Ser. A
5.25% due 6/15/2030	2,000,000	2,326,460
Transn. Ser. B
5.25% due 6/15/2036	1,060,000	1,209,842
		15,399,202
New Mexico — 1.6%
Farmington NM Poll. Ctrl. Rev.
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	2,000,000	2,227,880
Ref- Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,753,280
		3,981,160

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
New York — 4.7%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	$1,500,000	$1,803,645
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,697,625
Metropolitan Transn. Auth. NY Rev.
Ser. D
5.00% due 11/15/2027	1,500,000	1,714,020
Ref-Ser. D
5.00% due 11/15/2030	2,000,000	2,285,240
New York St. Thruway. Auth. Gen. Rev. Ser. I 5.00% due 1/1/2037	2,000,000	2,224,200
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,771,005
		11,495,735
Ohio — 1.6%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,656,615
Ohio St. Environmental Facs. Rev.
Ford Motor Co. Proj.
5.95% due 9/1/2029	760,000	760,570
6.15% due 6/1/2030	1,500,000	1,501,230
		3,918,415
Oklahoma — 1.4%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,625,000	1,744,779
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,686,675
		3,431,454
Pennsylvania — 5.5%
Allegheny Cnty. PA Arpt. Auth. Rev. Pittsburgh Intl. Arpt. Ser. A-1 5.00% due 1/1/2028	1,000,000	1,098,660
Cumberland Cnty. PA Mun. Auth. Rev.
Ref-Asbury PA Oblig. Group
5.25% due 1/1/2032	1,350,000	1,405,579
Asbury PA Oblig. Group
6.00% due 1/1/2030	1,250,000	1,365,525
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,677,540
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev.
Pinnacle Hlth. Sys. Proj.
5.00% due 6/1/2042	1,500,000	1,593,915
Pinnacle Hlth. Sys. Proj. Ser. A
6.00% due 6/1/2036	1,500,000	1,675,305
Pennsylvania St. Tpk. Commn. Tpk. Rev.
Sub. Ser. B
5.25% due 6/1/2039	1,500,000	1,633,860
Sub. Ser. A
5.625% due 12/1/2031	1,500,000	1,756,455
6.50% due 12/1/2036	1,000,000	1,200,010
		13,406,849
Puerto Rico — 5.3%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. E
5.625% due 7/1/2033	2,000,000	1,981,920
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	1,009,140
6.50% due 7/1/2037	1,500,000	1,570,155
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX 5.75% due 7/1/2036	1,500,000	1,530,990
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.
1st Sub-Ser. A
5.50% due 8/1/2037	2,500,000	2,578,650
1st Sub-Ser. C
6.00% due 8/1/2039	2,040,000	2,196,101
1st Sub-Ser. A
6.375% due 8/1/2039	2,000,000	2,198,580
		13,065,536
Rhode Island — 1.0%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,778,100
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	609,990
		2,388,090
South Carolina — 2.1%
Charleston Cnty. SC G.O. Cap. Impt. Plan 5.00% due 11/1/2022	1,340,000	1,691,549
Richland Cnty. SC Environmental Impt. Rev. Intl. Paper 6.10% due 4/1/2023	1,780,000	1,802,339
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,739,955
		5,233,843
Tennessee — 1.5%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,741,875
Memphis-Shelby Cnty. TN Arpt. Auth. Arpt. Rev. Ser. B 5.00% due 7/1/2025	1,665,000	1,872,892
		3,614,767
Texas — 10.4%
Brazos River Tex. Harbor Navigation Dist. Rev. Dow Chemical Co. Proj. Ser. A-3 5.125% due 5/15/2033	2,000,000	2,130,320
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,740,225
Dallas-Fort Worth Tex. Intl. Arpt. Fac. Impro. Corp. Rev. Ser. B 5.00% due 11/1/2032	3,000,000	3,345,780
Harris Cnty. Tex. G.O. Ref-Rd-Ser. A 5.25% due 10/1/2031	1,500,000	1,778,610
Lower Colorado River Tex. Auth. Ref-LCRA Transmission Svcs. Corp. Ser. A 5.00% due 5/15/2029	1,690,000	1,880,328

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

March 31, 2013 (unaudited)	Principal Amount	Value
North Tex. Twy. Auth. Rev.
1st Tier Ref. Ser. D
5.00% due 1/1/2038	$1,000,000	$1,100,230
Toll 2nd Tier Ref. Ser. F
5.75% due 1/1/2033	2,000,000	2,218,080
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	1,368,000	1,370,886
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-NTE Mobility
6.875% due 12/31/2039	1,500,000	1,776,945
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	3,110,000	3,745,560
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,853,505
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,490,300
		25,430,769
Virginia — 2.3%
Virginia Small Business Fin. Auth. Rev.
Sr. Lien-Elizabeth River Crossings Opco LLC Proj.
5.50% due 1/1/2042	1,500,000	1,611,135
6.00% due 1/1/2037	3,500,000	3,998,470
		5,609,605
Washington — 1.6%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,905,000	1,944,586
Washington St. Hlth. Care Fac. Auth. Rev. Providence Hlth. & Svc. Ser. A 5.00% due 10/1/2033	1,750,000	1,984,692
		3,929,278
Wisconsin — 1.3%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. AMT-Ser. B 5.75% due 11/1/2025	1,640,000	1,818,432
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev. Aurora Hlth. Care 6.40% due 4/15/2033	1,500,000	1,504,005
		3,322,437
Total Municipal Bonds (Cost $221,659,779)		237,765,230
Total Investments — 97.4% (Cost $221,659,779)		237,765,230
Other Assets, Net — 2.6%		6,332,779
Total Net Assets — 100.0%		$244,098,009

(1)	Pre-refunded.
(2)	When-issued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev. Ser. B-1 7.25% due 6/1/2016	$1,100,000	$1,098,351	$520,949	11/23/2009 - 8/25/2011	0.21%
Groves-Lincoln Ser. A 7.50% due 6/1/2029	1,000,000	971,816	469,440	11/23/2009	0.19%

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Income Municipal Bond Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$236,774,841	$990,389	$237,765,230

Total	$—	$236,774,841	$990,389	$237,765,230

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities
Balance as of 12/31/2012	$1,009,931
Change in unrealized appreciation/depreciation	(19,542)
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	—

Balance as of 3/31/2013	$990,389

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 84.6%
Aerospace & Defense — 0.6%
Sequa Corp. New Term Loan B 5.25% due 6/19/2017(1)	$13,804,047	$14,020,909
		14,020,909
Airlines — 0.8%
Delta Air Lines, Inc. Refi Term Loan 4.25% due 4/20/2017(1)	19,353,471	19,600,228
		19,600,228
Automotive — 5.1%
Allison Transmission, Inc.
Term Loan B2
3.21% due 8/7/2017(1)	2,493,750	2,513,151
Term Loan B3
4.25% due 8/23/2019(1)	22,337,750	22,638,640
Navistar International Corp. Term Loan B 5.75% due 7/16/2014(1)	19,950,000	20,144,513
Schaeffler AG USD Term Loan C 4.25% due 1/27/2017(1)	26,000,000	26,281,580
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	25,000,000	25,197,750
TI Group Automotive Systems LLC
Term Loan
5.50% due 3/14/2018(1)	10,927,475	10,982,112
Term Loan B
5.50% due 3/14/2018(1)	12,000,000	12,090,000
		119,847,746
Building Materials — 2.1%
CPG International, Inc. Term Loan 5.75% due 9/18/2019(1)	13,930,000	14,051,887
Nortek, Inc. Term Loan 5.25% due 4/26/2017(1)	3,453,186	3,476,944
QS0001 Corp.
1st Lien Term Loan
5.00% due 11/9/2018(1)	14,463,750	14,656,552
2nd Lien Term Loan
9.25% due 5/1/2020(1)	2,000,000	2,052,500
Summit Materials Companies I LLC Refi Term Loan B 5.00% due 1/30/2019(1)	14,867,148	14,960,068
		49,197,951
Chemicals — 2.3%
AI Chem & Cy S.C.A. Term Loan B1 4.50% due 8/30/2019(1)	10,000,000	10,112,500
Ascend Performance Materials LLC Term Loan B 6.75% due 4/10/2018(1)	14,850,000	15,128,438
Nexeo Solutions LLC Term Loan B 5.00% due 9/8/2017(1)	8,295,089	8,289,946
U.S. Coatings Acquisition, Inc. Term Loan 4.75% due 2/3/2020(1)	20,000,000	20,258,400
		53,789,284
Construction Machinery — 0.8%
Generac Power Systems, Inc. New Term Loan B 6.25% due 5/30/2018(1)	18,122,222	18,492,278
		18,492,278
Consumer Cyclical Services — 1.6%
Brock Holdings III, Inc.
New Term Loan B
6.00% - 6.75% due 3/16/2017(1)	10,274,525	10,377,271
New 2nd Lien Term Loan
10.00% due 3/16/2018(1)	2,500,000	2,521,875
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,902,534	13,079,944
ON Assignment, Inc. Term Loan B 5.00% due 5/15/2019(1)	12,065,240	12,190,718
		38,169,808
Consumer Products — 2.5%
Bombardier Recreational Products, Inc. New Term Loan B 5.00% due 1/22/2019(1)	25,000,000	25,245,500
Party City Holdings, Inc. Refi Term Loan B 4.25% due 7/29/2019(1)	17,922,581	18,043,021
The Sun Products Corp. New Term Loan 5.50% due 3/18/2020(1)	15,500,000	15,635,625
		58,924,146
Diversified Manufacturing — 1.2%
Colfax Corp. New Term Loan B 3.25% due 1/11/2019(1)	7,481,250	7,516,337
Silver II US Holdings LLC Term Loan 4.00% due 12/5/2019(1)	19,950,000	20,095,835
		27,612,172
Electric — 2.4%
Calpine Corp.
Term Loan B1
4.00% due 4/2/2018(1)	10,755,290	10,880,804
Term Loan B3
4.00% due 10/9/2019(1)	21,417,437	21,685,155
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(1)	12,329,676	12,472,207
Star West Generation LLC New Term Loan B 5.00% due 3/13/2020(1)	11,500,000	11,634,205
		56,672,371
Entertainment — 1.2%
Live Nation Entertainment, Inc. Term Loan B 4.50% due 11/7/2016(1)	7,818,017	7,868,834

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
WMG Acquisition Corp. Term Loan 5.25% due 11/1/2018(1)	$20,737,500	$21,035,705
		28,904,539
Environmental — 0.8%
ADS Waste Holdings, Inc. New Term Loan B 4.25% due 10/9/2019(1)	19,950,000	20,153,689
		20,153,689
Food And Beverage — 4.8%
AdvancePierre Foods, Inc.
Term Loan
5.75% due 7/10/2017(1)	13,466,250	13,637,945
2nd Lien Term Loan
9.50% due 10/10/2017(1)	2,000,000	2,055,000
Del Monte Foods Co. Term Loan 4.00% due 3/8/2018(1)	38,180,130	38,496,261
HJ Heinz Co.
Term Loan B1
3.25% due 3/27/2019(1)	15,250,000	15,311,000
Term Loan B2
3.50% due 3/27/2020(1)	18,500,000	18,656,695
Hostess Brands, Inc. Term Loan 6.75% due 3/6/2020(1)	24,000,000	24,540,000
		112,696,901
Gaming — 2.8%
Boyd Gaming Corp.
Term Loan
3.676% due 12/17/2015(1)	4,323,718	4,341,013
Incremental Term Loan
6.00% due 12/17/2015(1)	4,687,500	4,740,234
Caesars Entertainment Operating Co. Extended Term Loan B6 5.454% due 1/26/2018(1)	1,916,132	1,773,495
MGM Resorts International Term Loan B 4.25% due 12/20/2019(1)	9,975,000	10,129,613
Peninsula Gaming LLC Term Loan 5.75% due 11/20/2017(1)	15,960,000	16,219,350
Pinnacle Entertainment, Inc. Series A Incremental Term Loan 4.00% due 3/19/2019(1)	2,970,000	2,984,850
Station Casinos, Inc. New Term Loan B 5.00% due 2/13/2020(1)	25,000,000	25,270,750
		65,459,305
Healthcare — 9.1%
Community Health Systems, Inc. Extended Term Loan 3.784% - 3.787% due 1/25/2017(1)	9,673,367	9,766,812
Convatec, Inc. Term Loan 5.00% due 12/22/2016(1)	11,702,213	11,868,970
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(1)	19,950,000	20,133,939
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	23,010,880	23,284,249
Inc Research, Inc. Refi Term Loan B 6.00% due 7/12/2018(1)	8,865,000	8,942,569
Kindred Healthcare, Inc.
Add on Term Loan B
5.25% due 6/1/2018(1)	4,987,500	5,015,580
Term Loan
5.25% due 6/1/2018(1)	16,688,720	16,782,677
Kinetic Concepts, Inc. Term Loan C1 5.50% due 5/4/2018(1)	7,832,794	7,964,306
National Mentor Holdings, Inc.
New Term Loan B
6.50% due 2/9/2017(1)	15,006,576	15,181,702
Refi Term Loan B
6.50% due 2/9/2017(1)	5,000,000	5,058,350
Onex Carestream Finance LP Term Loan B 5.00% due 2/25/2017(1)	13,658,070	13,699,591
Pharmaceutical Product Development, Inc. New Term Loan B 4.25% due 12/5/2018(1)	997,500	1,008,303
Radnet Management, Inc. Term Loan B 5.50% due 9/30/2018(1)	9,980,000	10,098,562
Select Medical Corp.
Incremental Term Loan B
5.50% - 6.00% due 6/1/2018(1)	6,947,500	6,978,972
New Term Loan B
5.50% - 6.00% due 6/1/2018(1)	10,303,938	10,350,615
Sheridan Holdings, Inc.
Term Loan
4.50% due 6/29/2018(1)	15,960,000	16,069,805
New 2nd Lien Term Loan
9.00% due 7/1/2019(1)	2,500,000	2,541,675
Skilled Healthcare Group, Inc. Term Loan B 6.75% due 4/8/2016(1)	8,721,077	8,772,880
United Surgical Partners International, Inc.
Extended Term Loan
6.75% due 4/19/2017(1)	6,268,452	6,273,654
Incremental Term Loan
7.25% due 4/3/2019(1)	8,430,137	8,469,675
Vanguard Health Holding Co. II LLC Refi Term Loan B 3.75% due 1/29/2016(1)	8,258,115	8,354,488
		216,617,374
Independent Energy — 2.7%
Chesapeake Energy Corp. New Unsecured Term Loan 5.75% due 12/1/2017(1)	30,000,000	30,896,400
Samson Investment Co. 2nd Lien Term Loan 6.00% due 9/25/2018(1)	13,000,000	13,146,250
Sheridan Production Partners I LLC
Term Loan B2
5.00% due 9/14/2019(1)	17,184,652	17,320,754
Term Loan B2 I-A
5.00% due 9/25/2019(1)	2,277,107	2,295,142
Term Loan B2 I-M
5.00% due 9/25/2019(1)	1,390,870	1,401,886
		65,060,432

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Insurance - Life — 0.8%
CNO Financial Group, Inc. Term Loan B2 5.00% due 9/20/2018(1)	$18,721,300	$18,912,444
		18,912,444
Insurance P&C — 2.8%
Alliant Holdings I, Inc. New Term Loan B 5.00% due 12/20/2019(1)	17,000,000	17,198,390
Asurion LLC New Term Loan B1 4.50% due 5/24/2019(1)	14,706,484	14,851,784
Compass Investors, Inc. Term Loan 5.25% due 12/27/2019(1)	19,950,000	20,149,500
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan 5.00% due 12/10/2019(1)	12,967,500	13,186,391
		65,386,065
Media Cable — 3.5%
Atlantic Broadband Finance LLC New Term Loan B 4.50% due 11/29/2019(1)	8,464,981	8,575,026
Charter Communications Operating LLC Term Loan D 4.00% due 5/15/2019(1)	19,832,393	19,988,276
Virgin Media Investment Holdings Ltd. USD Term Loan B 3.50% due 2/17/2020(1)	25,000,000	24,879,750
Yankee Cable Acquisition LLC Term Loan B 5.25% due 8/26/2016(1)	30,000,000	30,412,500
		83,855,552
Media Noncable — 6.6%
Cumulus Media, Inc. 1st Lien Term Loan 4.50% due 9/17/2018(1)	19,639,974	19,881,349
EMI Music Publishing Ltd. Term Loan B 4.25% due 6/29/2018(1)	14,925,000	15,070,519
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	20,448,750	20,714,584
Gray Television, Inc. New Term Loan B 4.75% due 10/15/2019(1)	19,459,460	19,670,205
Intelsat Jackson Holdings Ltd. Term Loan 3.205% due 2/3/2014(1)	8,000,000	7,988,000
Nine Entertainment Group Ltd. Term Loan B 3.50% due 1/17/2020(1)	4,000,000	4,005,000
Telesat LLC Term Loan B 5.50% due 3/28/2019(1)	22,346,212	22,532,356
Tribune Co. Exit Term Loan 4.00% due 12/31/2019(1)	21,945,000	22,120,560
Univision Communications, Inc. Converted Extended Term Loan 4.75% due 3/2/2020(1)	23,791,262	23,906,412
		155,888,985
Metals And Mining — 3.1%
Arch Coal, Inc. Term Loan B 5.75% due 5/16/2018(1)	29,812,427	30,300,754
Fairmount Minerals Ltd. New Term Loan B 5.25% due 3/15/2017(1)	10,971,828	11,033,599
FMG America Finance, Inc. Term Loan 5.25% due 10/18/2017(1)	24,875,000	25,157,083
Tube City IMS Corp. Term Loan 4.75% due 3/20/2019(1)	7,413,455	7,487,590
		73,979,026
Non Captive Diversified — 1.4%
Fly Funding II S.a.r.l. Term Loan B 5.75% due 8/8/2018(1)	19,993,671	20,243,592
Flying Fortress, Inc. 1st Lien Term Loan 5.00% due 6/30/2017(1)	12,000,000	12,084,960
		32,328,552
Oil Field Services — 0.9%
EMG Utica LLC Term Loan 4.75% due 3/31/2020(1)	3,000,000	3,011,250
Saxon Energy Services, Inc. Term Loan B 5.50% due 1/22/2019(1)	19,075,000	19,154,543
		22,165,793
Packaging — 2.3%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/4/2020(1)	15,000,000	14,959,050
Exopack LLC Term Loan 6.50% due 5/31/2017(1)	14,737,500	14,884,875
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75% due 9/28/2018(1)	23,404,944	23,729,102
		53,573,027
Pharmaceuticals — 1.9%
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(1)	22,261,254	22,458,489
Patheon, Inc. Term Loan 7.25% due 12/6/2018(1)	15,960,000	16,199,400
RPI Finance Trust Incremental Tranche 2 4.00% due 11/9/2018(1)	6,921,857	6,982,422
		45,640,311
Pipelines — 0.9%
Gibson Energy ULC New Term Loan B 4.75% due 6/15/2018(1)	9,229,453	9,352,482
NGPL PipeCo LLC Term Loan B 6.75% due 9/15/2017(1)	12,535,714	12,697,675
		22,050,157

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts — 0.5%
Capital Automotive L.P. Term Loan B 5.25% due 3/10/2017(1)	$5,072,265	$5,083,373
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(1)	7,837,500	7,839,930
		12,923,303
Refining — 0.4%
Citgo Petroleum Corp.
Term Loan B
8.00% due 6/24/2015(1)	1,455,357	1,466,272
Term Loan C
9.00% due 6/23/2017(1)	6,829,945	6,966,544
		8,432,816
Restaurants — 1.4%
Dunkin’ Brands, Inc. Term Loan B3 3.75% due 2/14/2020(1)	15,924,379	16,094,451
Wendy’s International, Inc. Term Loan B 4.75% due 5/15/2019(1)	16,915,000	17,077,046
		33,171,497
Retailers — 5.3%
99 Cents Only Stores Term Loan 5.25% due 1/11/2019(1)	12,852,675	13,004,208
Bass Pro Group LLC New Term Loan 4.00% - 5.25% due 11/20/2019(1)	11,970,000	12,079,645
BJ’s Wholesale Club, Inc.
Replacement Term Loan
4.25% due 9/26/2019(1)	17,456,250	17,605,326
2nd Lien Term Loan
9.75% due 3/26/2020(1)	8,000,000	8,263,360
David’s Bridal, Inc. New Term Loan B 5.00% due 10/11/2019(1)	16,000,000	16,191,840
Lord & Taylor Holdings LLC Term Loan B 5.75% due 1/11/2019(1)	14,370,196	14,477,973
National Vision, Inc. Term Loan B 7.00% due 8/2/2018(1)	6,912,500	6,964,344
Petco Animal Supplies, Inc. New Term Loan 4.00% due 11/24/2017(1)	14,224,126	14,400,221
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(1)	23,000,000	23,184,000
		126,170,917
Supermarkets — 0.8%
Albertson’s LLC Term Loan 5.75% due 3/21/2016(1)	19,000,000	19,308,750
		19,308,750
Technology — 7.5%
Avaya, Inc. Term Loan B5 8.00% due 3/30/2018(1)	18,959,619	19,066,362
CDW LLC Extended Term Loan 4.00% due 7/14/2017(1)	9,910,635	9,947,800
First Data Corp.
2018 Add-on Term Loan
5.204% due 9/24/2018(1)	17,000,000	17,111,010
Extended 2017 US Term Loan
5.25% due 3/24/2017(1)	10,000,000	10,067,500
Freescale Semiconductor, Inc. Term Loan B4 5.00% due 3/2/2020(1)	25,000,000	25,054,750
IG Investment Holdings LLC
1st Lien Term Loan
6.00% due 10/31/2019(1)	11,970,000	11,999,925
2nd Lien Term Loan
10.25% due 10/30/2020(1)	5,000,000	4,962,500
InfoGroup, Inc. New Term Loan 5.75% due 5/25/2018(1)	8,063,829	7,317,925
Infor (US), Inc. Term Loan B2 5.25% due 4/5/2018(1)	12,907,638	13,104,479
Interactive Data Corp. New Term Loan B 3.75% due 2/11/2018(1)	9,649,299	9,751,871
RP Crown Parent LLC
1st Lien Term Loan
6.75% due 12/21/2018(1)	17,955,000	18,291,656
2nd Lien Term Loan
11.25% due 12/20/2019(1)	2,000,000	2,089,160
STG-Fairway Acquisitions Term Loan B 6.25% due 2/28/2019(1)	12,500,000	12,476,625
SumTotal Systems LLC 1st Lien Term Loan 6.25% due 11/16/2018(1)	15,000,000	14,990,700
SunGard Data Systems, Inc. Term Loan D 4.50% due 1/31/2020(1)	2,000,000	2,023,340
		178,255,603
Textile — 0.2%
Springs Windows Fashions LLC 2nd Lien Term Loan 11.25% due 11/30/2017(1)	5,000,000	5,033,350
		5,033,350
Wireless — 2.3%
Cricket Communications, Inc. Term Loan C 4.75% due 2/21/2020(1)	30,000,000	30,157,500
Crown Castle International Corp. Term Loan B 4.00% due 1/31/2019(1)	24,737,374	24,995,137
		55,152,637
Wirelines — 1.2%
Integra Telecom, Inc. Refi Term Loan 6.00% due 2/15/2019(1)	10,000,000	10,126,600

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Level 3 Financing, Inc. 2019 Term Loan B 5.25% due 8/1/2019(1)	$18,000,000	$18,229,500
		28,356,100
Total Senior Secured Loans (Cost $1,980,374,561)		2,005,804,018

	Principal Amount	Value
Corporate Bonds — 12.2%
Automotive — 0.3%
The Goodyear Tire & Rubber Co. 6.50% due 3/1/2021	7,000,000	7,218,750
		7,218,750
Banking — 0.7%
Ally Financial, Inc. 4.625% due 6/26/2015	15,000,000	15,694,410
		15,694,410
Building Materials — 0.3%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	6,000,000	6,285,000
Nortek, Inc. 8.50% due 4/15/2021(2)	1,000,000	1,107,500
		7,392,500
Chemicals — 0.2%
US Coatings Acquisition, Inc. 7.375% due 5/1/2021(2)	5,000,000	5,262,500
		5,262,500
Consumer Cyclical Services — 0.3%
Monitronics International, Inc. 9.125% due 4/1/2020	6,000,000	6,345,000
		6,345,000
Consumer Products — 0.4%
Party City Holdings, Inc. Sr. Nt. 8.875% due 8/1/2020(2)	8,250,000	9,054,375
		9,054,375
Gaming — 1.0%
Caesars Entertainment Operating Co., Inc. Sr. Sec. Nt. 8.50% due 2/15/2020	3,000,000	2,962,500
MGM Resorts International 6.75% due 10/1/2020(2)	10,000,000	10,600,000
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022	7,000,000	7,516,250
Scientific Games International, Inc. 6.25% due 9/1/2020	3,500,000	3,561,250
		24,640,000
Healthcare — 1.7%
CDRT Holding Corp. Sr. Nt. 9.25% due 10/1/2017(2)(3)	5,000,000	5,187,500
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	11,600,000	12,905,000
Universal Hospital Services, Inc.
Sec. Nt.
7.625% due 8/15/2020	8,000,000	8,610,000
7.625% due 8/15/2020(2)	2,750,000	2,956,250
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018	10,000,000	10,637,500
		40,296,250
Independent Energy — 1.3%
Alta Mesa Holdings 9.625% due 10/15/2018	10,330,000	10,898,150
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	6,000,000	6,037,500
Samson Investment Co. Sr. Nt. 9.75% due 2/15/2020(2)	5,000,000	5,312,500
SandRidge Energy, Inc. 8.125% due 10/15/2022	7,000,000	7,472,500
		29,720,650
Insurance P&C — 0.2%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,137,500
		5,137,500
Media Noncable — 0.8%
Intelsat Luxembourg S.A.
8.125% due 6/1/2023(2)	1,500,000	1,524,375
11.25% due 2/4/2017	10,000,000	10,650,000
RR Donnelley & Sons Co. Sr. Nt. 8.25% due 3/15/2019	6,000,000	6,480,000
		18,654,375
Metals And Mining — 0.3%
FMG Resources August 2006 Pty Ltd. Sr. Nt. 6.875% due 4/1/2022(2)	6,000,000	6,285,000
		6,285,000
Oil Field Services — 0.5%
Exterran Partners L.P. 6.00% due 4/1/2021(2)	11,250,000	11,207,812
		11,207,812
Packaging — 0.4%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
5.75% due 10/15/2020	5,000,000	5,093,750
8.50% due 5/15/2018	4,250,000	4,467,813
		9,561,563
Paper — 0.3%
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(2)	7,075,000	7,411,063
		7,411,063
Real Estate Investment Trusts — 0.2%
Sabra Health Care L.P. 8.125% due 11/1/2018	5,000,000	5,431,250
		5,431,250

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Retailers — 0.3%
99 Cents Only Stores 11.00% due 12/15/2019	$5,625,000	$6,454,688
		6,454,688
Supermarkets — 0.5%
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017(2)	10,000,000	10,975,000
		10,975,000
Technology — 0.8%
Avaya, Inc. 10.50% due 3/1/2021(2)	7,457,000	7,102,792
First Data Corp. Sr. Sec. Nt. 6.75% due 11/1/2020(2)	2,000,000	2,085,000
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)	8,000,000	8,260,000
Infor U.S., Inc. 11.50% due 7/15/2018	2,000,000	2,350,000
		19,797,792
Transportation Services — 0.7%
Avis Budget Car Rental LLC 8.25% due 1/15/2019	9,250,000	10,255,937
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	7,240,000
		17,495,937
Wireless — 1.0%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	7,500,000	7,950,000
MetroPCS Wireless, Inc.
6.25% due 4/1/2021(2)	4,000,000	4,070,000
6.625% due 4/1/2023(2)	12,500,000	12,750,000
		24,770,000
Total Corporate Bonds (Cost $278,540,265)		288,806,415

	Principal Amount	Value
Repurchase Agreements — 11.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $266,425,296, due 4/1/2013(4)	266,425,000	266,425,000
Total Repurchase Agreements (Cost $266,425,000)		266,425,000
Total Investments — 108.0% (Cost $2,525,339,826)		2,561,035,433
Other Liabilities, Net — (8.0)%		(190,092,864)
Total Net Assets — 100.0%		$2,370,942,569

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2013.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $137,144,167, representing 5.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	2/15/2014	$271,757,563

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,005,804,018	$—	$2,005,804,018
Corporate Bonds	—	288,806,415	—	288,806,415
Repurchase Agreements	—	266,425,000	—	266,425,000

Total	$—	$2,561,035,433	$—	$2,561,035,433

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Asset Backed Securities — 1.6%
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	$985,000	$1,105,404
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(2)	593,779	624,902
Total Asset Backed Securities (Cost $1,595,485)		1,730,306

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.0%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	276,824	291,920
Banc of America Mortgage Securities, Inc. 2003-J 2A2 3.187% due 11/25/2033(3)	359,808	359,974
Chase Mortgage Finance Corp.
2007-A1 9A1
2.962% due 2/25/2037(3)	203,702	206,997
2007-A1 2A1
2.989% due 2/25/2037(2)(3)	227,551	231,557
2005-S1 1A10
5.50% due 5/25/2035	108,712	111,392
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.715% due 4/25/2037(3)	68,020	68,397
Countrywide Home Loans Mortgage Pass- Through Trust
2003-50 A1
5.00% due 11/25/2018(2)	190,834	196,233
2003-11 A31
5.50% due 5/25/2033(2)	146,788	153,082
Countrywide Home Loans Trust 2004-5 2A9 5.25% due 5/25/2034	508,628	521,513
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(2)	98,852	101,292
First Horizon Mortgage Pass-Through Trust
2004-7 1A3
5.50% due 1/25/2035	307,000	302,214
2005-6 1A1
5.50% due 11/25/2035	128,209	128,797
FNMA 2013-13 UZ 4.00% due 3/25/2043	969,277	970,331
GSR Mortgage Loan Trust
2005-6F 1A1
5.00% due 7/25/2035	28,101	28,198
2004-15F 5A1
5.50% due 1/25/2020	200,815	207,159
J.P. Morgan Mortgage Trust
2004-S2 1A3
4.75% due 11/25/2019(2)	160,035	161,426
2005-A1 6T1
4.863% due 2/25/2035(2)(3)	196,850	199,201
2005-A1 3A1
4.867% due 2/25/2035(2)(3)	375,351	383,217
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.671% due 4/21/2034(3)	313,473	325,196
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	118,454	123,618
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.528% due 2/25/2035	584,019	592,370
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(2)	81,245	82,740
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	130,473	135,600
RAAC Series 2005-SP1 1A5 5.00% due 9/25/2034	461,104	466,762
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	151,481	154,894
2005-S1 2A1
4.75% due 2/25/2020	101,441	104,310
2005-S3 A1
4.75% due 3/25/2020	126,898	130,993
2005-S1 1A6
5.50% due 2/25/2035	391,644	397,229
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.786% due 5/25/2034(3)	470,441	475,976
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(3)	144,522	146,352
2003-29 1A1
4.75% due 9/25/2018	276,058	283,149
2004-20 7A1
5.25% due 11/25/2034	288,230	296,912
Wells Fargo Mortgage Backed Securities Trust
2004-R 2A1
2.615% due 9/25/2034(3)	441,777	448,779
2004-EE 2A1
2.624% due 12/25/2034(3)	511,733	527,814
2005-AR10 2A6
2.636% due 6/25/2035(3)	332,258	338,782
2005-AR12 2A5
2.642% due 6/25/2035(3)	361,593	365,918
2005-AR3 2A1
2.682% due 3/25/2035(3)	572,763	579,442
2004-W A9
2.696% due 11/25/2034(3)	393,285	406,625
2005-AR4 2A2
2.728% due 4/25/2035(3)	549,169	558,177
2005-2 2A1
4.75% due 4/25/2020	225,036	232,297
2004-O A1
4.94% due 8/25/2034(3)	505,781	520,438
2006-1 A3
5.00% due 3/25/2021	280,536	287,864
2006-7 1A1
5.25% due 6/25/2021	72,039	73,318
2003-17 1A14
5.25% due 1/25/2034(2)	225,197	231,686
2005-6 A4
5.50% due 8/25/2035	245,428	253,998
Total Collateralized Mortgage Obligations (Cost $12,939,049)		13,164,139

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)		Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.1%
American Tower Trust I 13 2A 3.07% due 3/15/2048(1)(2)		$500,000	$503,156
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(2)		605,000	681,862
2006-C5 AM
5.462% due 10/15/2049		420,000	474,079
Commercial Mortgage Trust 2013-LC6 AM 3.282% due 1/10/2046		500,000	508,912
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)		495,180	520,633
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035(2)		73,185	73,163
GE Capital Commercial Mortgage Corp. 2004-C1 B 4.692% due 11/10/2038(3)		300,000	305,996
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 5.317% due 6/10/2036(2)(3)		339,993	349,527
GS Mortgage Securities Corp. II 2012-ALOH A 3.551% due 4/10/2034(1)		500,000	525,757
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2011-PLSD A2
3.364% due 11/13/2044(1)(2)		450,000	480,253
2005-LDP2 AM
4.78% due 7/15/2042(2)		425,000	454,574
2005-LDP5 AM
5.243% due 12/15/2044(2)(3)		726,000	803,454
2006-CB14 A4
5.481% due 12/12/2044(2)(3)		400,000	440,546
LB UBS Commercial Mortgage Trust
2006-C1 AM
5.217% due 2/15/2031(2)(3)		600,000	662,285
2006-C6 AM
5.413% due 9/15/2039		450,000	507,238
Morgan Stanley Capital I 2006-HQ9 AM 5.773% due 7/12/2044(3)		500,000	564,942
SBA Tower Trust
2.933% due 12/15/2042(1)		500,000	522,155
4.254% due 4/15/2040(1)(2)		500,000	529,068
UBS-Barclays Commercial Mortgage Trust 2013-C5 2013-C5 AS 3.347% due 3/10/2046(1)		500,000	509,257
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4 5.308% due 11/15/2048		500,000	564,362
Total Commercial Mortgage-Backed Securities (Cost $9,698,996)			9,981,219

March 31, 2013 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Corporate Bonds — 42.5%
Automotive — 0.6%
General Motors Financial Co., Inc. 6.75% due 6/1/2018		$250,000	$283,125
Schaeffler Finance BV Sr. Sec. Nt. 8.50% due 2/15/2019(1)		300,000	341,250
			624,375
Banking — 9.1%
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021		1,500,000	1,771,425
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022(2)		1,250,000	1,389,766
4.75% due 5/31/2017(2)	DKK	2,000,000	376,772
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(2)		$500,000	543,903
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021		500,000	577,735
JPMorgan Chase & Co. Sr. Nt. 6.00% due 1/15/2018(2)		500,000	594,176
Lloyds TSB Bank PLC 6.375% due 1/21/2021		250,000	307,600
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(2)		950,000	1,089,088
Rabobank Nederland
Sr. Nt.
4.00% due 1/27/2015(2)	NOK	3,000,000	528,631
6.50% due 1/15/2015(2)	AUD	500,000	542,931
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022		$500,000	517,149
The Goldman Sachs Group, Inc.
Sr. Nt.
5.75% due 1/24/2022(2)		500,000	581,362
5.95% due 1/18/2018(2)		500,000	582,951
Westpac Banking Corp. Sr. Nt. 7.25% due 11/18/2016(2)	AUD	500,000	577,233
			9,980,722
Building Materials — 0.2%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015		$250,000	261,875
			261,875
Chemicals — 1.1%
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041		500,000	574,752
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(2)		250,000	288,807
LyondellBasell Industries NV Sr. Nt. 5.00% due 4/15/2019		300,000	339,000
			1,202,559
Construction Machinery — 0.6%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(1)		300,000	325,875

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)	Foreign Currency(6)	Principal Amount	Value
United Rentals North America, Inc. 7.625% due 4/15/2022		$300,000	$335,250
			661,125
Consumer Cyclical Services — 0.2%
Corrections Corp. of America Sr. Nt. 4.625% due 5/1/2023(1)		250,000	255,938
			255,938
Diversified Manufacturing — 1.4%
ABB Finance USA, Inc. 2.875% due 5/8/2022		500,000	507,453
United Technologies Corp. Sr. Nt. 3.10% due 6/1/2022(2)		1,000,000	1,048,081
			1,555,534
Electric — 0.6%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(1)		225,000	246,938
The AES Corp. Sr. Nt. 7.375% due 7/1/2021		300,000	348,000
			594,938
Energy - Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)		250,000	302,406
			302,406
Entertainment — 0.8%
Time Warner, Inc. 4.00% due 1/15/2022		500,000	537,978
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)		300,000	314,250
			852,228
Food And Beverage — 1.5%
Kraft Foods Group, Inc. Sr. Nt. 3.50% due 6/6/2022		1,000,000	1,045,621
Michael Foods, Inc. 9.75% due 7/15/2018(2)		500,000	556,250
			1,601,871
Gaming — 0.8%
MGM Resorts International 6.625% due 12/15/2021		300,000	314,625
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020		200,000	219,750
Wynn Las Vegas LLC 5.375% due 3/15/2022		280,000	293,650
			828,025
Government Related — 2.0%
European Bank for Reconstruction & Development Sr. Nt. 4.00% due 5/11/2017	NOK	3,000,000	546,002
European Investment Bank Sr. Nt. 4.25% due 5/19/2017(2)	NOK	3,000,000	549,423
Kreditanstalt fuer Wiederaufbau 6.00% due 3/28/2017(2)	AUD	500,000	565,416
Petrobras International Finance Co. 5.875% due 3/1/2018(2)		500,000	561,410
			2,222,251
Healthcare — 0.5%
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018		500,000	531,875
			531,875
Home Construction — 0.3%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(1)		300,000	321,750
			321,750
Independent Energy — 2.4%
Alta Mesa Holdings 9.625% due 10/15/2018		250,000	263,750
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019		250,000	314,744
Clayton Williams Energy, Inc. 7.75% due 4/1/2019		250,000	251,562
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019		300,000	316,500
EV Energy Partners L.P. 8.00% due 4/15/2019		130,000	137,150
Harvest Operations Corp. 6.875% due 10/1/2017		300,000	335,250
Kodiak Oil & Gas Corp. 8.125% due 12/1/2019		500,000	565,000
Linn Energy LLC 7.75% due 2/1/2021		250,000	268,125
Plains Exploration & Production Co. 6.625% due 5/1/2021		200,000	220,000
			2,672,081
Insurance - Life — 1.0%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(2)		500,000	572,070
Prudential Financial, Inc. Sr. Nt. Ser. D 5.70% due 12/14/2036(2)		500,000	572,525
			1,144,595
Insurance P&C — 0.9%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(2)		300,000	350,172

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)	Foreign Currency(6)	Principal Amount	Value
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)		$500,000	$632,889
			983,061
Media Cable — 3.5%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022		300,000	296,625
CCO Holdings LLC 7.875% due 4/30/2018		250,000	265,938
Comcast Corp. 6.50% due 11/15/2035(2)		500,000	636,791
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021		300,000	336,375
DIRECTV Holdings LLC 3.80% due 3/15/2022		250,000	255,543
NBCUniversal Enterprise, Inc. 1.974% due 4/15/2019(1)		1,500,000	1,504,150
Time Warner Cable, Inc. 6.55% due 5/1/2037(2)		500,000	576,935
			3,872,357
Media Noncable — 2.3%
Discovery Communications LLC 5.625% due 8/15/2019(2)		250,000	296,439
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		250,000	274,375
Intelsat Jackson Holdings S.A.
7.25% due 10/15/2020		450,000	494,437
7.50% due 4/1/2021		250,000	278,125
News America, Inc. 5.65% due 8/15/2020		250,000	298,610
Telesat LLC Sr. Nt. 6.00% due 5/15/2017(1)		300,000	313,500
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)		500,000	550,000
			2,505,486
Metals And Mining — 0.4%
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)		300,000	314,250
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018		150,000	159,000
			473,250
Non Captive Diversified — 2.5%
AerCap Aviation Solutions BV 6.375% due 5/30/2017		300,000	322,125
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019		500,000	546,250
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018		280,000	302,400
General Electric Capital Corp.
Sr. Nt.
4.526% due 2/1/2021(2)	SEK	3,000,000	486,073
Sr. Nt. Ser. A
6.50% due 9/28/2015	NZD	600,000	532,777
International Lease Finance Corp.
Sr. Nt.
8.625% due 9/15/2015		250,000	284,375
8.75% due 3/15/2017		200,000	235,250
			2,709,250
Oil Field Services — 0.2%
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023(1)		250,000	255,625
			255,625
Packaging — 0.5%
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.875% due 8/15/2019		500,000	551,250
			551,250
Paper — 0.2%
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(1)		250,000	261,875
			261,875
Pharmaceuticals — 0.5%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(2)		500,000	562,814
			562,814
Pipelines — 1.5%
Access Midstream Partners L.P. 4.875% due 5/15/2023		250,000	246,875
Energy Transfer Partners L.P. Sr. Nt. 3.60% due 2/1/2023		250,000	248,780
Inergy Midstream L.P. 6.00% due 12/15/2020(1)		400,000	416,000
Magellan Midstream Partners L.P. Sr. Nt. 4.25% due 2/1/2021		250,000	276,258
MarkWest Energy Partners L.P. 6.50% due 8/15/2021		163,000	176,040
Regency Energy Partners L.P. 6.50% due 7/15/2021		250,000	275,000
			1,638,953
Refining — 0.5%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019		250,000	280,000
Phillips 66 4.30% due 4/1/2022		250,000	274,441
			554,441
REITs — 1.0%
DuPont Fabros Technology L.P. 8.50% due 12/15/2017		250,000	268,750
Sabra Health Care L.P. 8.125% due 11/1/2018		250,000	271,563
WCI Finance LLC 5.70% due 10/1/2016(1)		500,000	571,710
			1,112,023

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)		Principal Amount	Value
Technology — 1.6%
Avaya, Inc. 10.50% due 3/1/2021(1)		$250,000	$238,125
CDW LLC 8.50% due 4/1/2019		250,000	279,063
Equinix, Inc.
Sr. Nt.
4.875% due 4/1/2020		250,000	251,875
5.375% due 4/1/2023		250,000	253,125
Hewlett-Packard Co. Sr. Nt. 4.375% due 9/15/2021		500,000	509,762
Sanmina Corp. 7.00% due 5/15/2019(1)		250,000	261,250
			1,793,200
Wireless — 1.7%
America Movil SAB de C.V. 5.625% due 11/15/2017(2)		500,000	581,097
Crown Castle International Corp. Sr. Nt. 5.25% due 1/15/2023		300,000	305,250
MetroPCS Wireless, Inc.
6.25% due 4/1/2021(1)		250,000	254,375
6.625% due 4/1/2023(1)		250,000	255,000
Sprint Nextel Corp. 9.00% due 11/15/2018(1)		400,000	494,500
			1,890,222
Wirelines — 1.8%
Frontier Communications Corp. Sr. Nt. 8.25% due 4/15/2017		250,000	292,500
Qwest Corp. Sr. Nt. 6.75% due 12/1/2021		500,000	575,697
Telecom Italia Capital S.A. 4.95% due 9/30/2014		500,000	517,856
Verizon Communications, Inc. Sr. Nt. 6.00% due 4/1/2041		500,000	581,602
			1,967,655
Total Corporate Bonds (Cost $43,635,983)			46,745,610

		Principal Amount	Value
Mortgage Pass-Through Securities — 11.1%
FNMA
3.00% due 12/1/2043(4)		7,950,000	8,199,680
3.50% due 6/1/2042(2)		1,344,994	1,421,154
3.50% due 12/1/2043(4)		1,500,000	1,583,906
4.00% due 11/1/2040(2)		613,313	654,156
5.00% due 4/1/2039(2)		351,169	381,113
Total Mortgage Pass-Through Securities (Cost $12,166,148)			12,240,009

		Principal Amount	Value
Municipal Bonds — 1.5%
Chicago IL O’Hare Intl. Arpt. Rev. Ref-AMT-Gen-Senior Lien-Ser. B 5.00% due 1/1/2024		1,000,000	1,145,330
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C 6.00% due 7/1/2039		500,000	508,000
Total Municipal Bonds (Cost $1,626,972)			1,653,330

March 31, 2013 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Non-U.S. Government Securities — 1.8%
Mexican Bonos 7.25% due 12/15/2016(2)	MXN	17,500,000	$1,545,627
Poland Government Bond 5.25% due 10/25/2017(2)	PLN	1,400,000	463,715
Total Non-U.S. Government Securities (Cost $1,948,012)			2,009,342

		Principal Amount	Value
Senior Secured Loans — 14.0%
Automotive — 0.9%
Navistar International Corp. Term Loan B 5.75% due 7/16/2014(3)		997,500	1,007,226
			1,007,226
Consumer Products — 0.9%
Party City Holdings, Inc. Refi Term Loan B 4.25% due 7/29/2019(3)		995,006	1,001,693
			1,001,693
Electric — 2.1%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)		995,000	1,007,438
LSP Madison Funding LLC Term Loan 5.50% due 6/28/2019(3)		316,667	320,327
Star West Generation LLC New Term Loan B 5.00% due 3/13/2020(3)		1,000,000	1,011,670
			2,339,435
Food And Beverage — 1.3%
Del Monte Foods Co. Term Loan 4.00% due 3/8/2018(3)		956,362	964,281
HJ Heinz Co. Term Loan B2 3.50% due 3/27/2020(3)		500,000	504,235
			1,468,516
Healthcare — 3.2%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)		985,069	996,771
Kindred Healthcare, Inc. Term Loan 5.25% due 6/1/2018(3)		992,424	998,012
Select Medical Corp. New Term Loan B 5.50% due 6/1/2018(3)		992,424	996,920

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Sheridan Holdings, Inc. Term Loan 4.50% due 6/29/2018(3)	$498,750	$502,181
		3,493,884
Metals And Mining — 0.9%
Arch Coal, Inc. Term Loan B 5.75% due 5/16/2018(3)	992,502	1,008,759
		1,008,759
Packaging — 0.9%
Exopack LLC Term Loan 6.50% due 5/31/2017(3)	982,500	992,325
		992,325
Pharmaceuticals — 0.7%
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(3)	734,178	740,683
		740,683
Pipelines — 0.9%
Gibson Energy ULC New Term Loan B 4.75% due 6/15/2018(3)	973,518	986,495
		986,495
Refining — 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(3)	291,071	293,254
		293,254
Restaurants — 0.5%
Dunkin’ Brands, Inc. Term Loan B3 3.75% due 2/14/2020(3)	484,844	490,022
		490,022
Retailers — 0.9%
Bass Pro Group LLC New Term Loan 4.00% due 11/20/2019(3)	997,500	1,006,637
		1,006,637
Wireless — 0.5%
Cricket Communications, Inc. Term Loan C 4.75% due 2/21/2020(3)	500,000	502,625
		502,625
Total Senior Secured Loans (Cost $15,070,354)		15,331,554

	Principal Amount	Value
U.S. Government Securities — 3.0%
U.S. Treasury Notes
1.375% due 1/31/2020	1,900,000	1,921,672
2.75% due 8/15/2042	1,510,000	1,400,996
Total U.S. Government Securities (Cost $3,367,823)		3,322,668
	Principal Amount	Value
Short-Term Investments — 1.4%
Electricite de France 0.17% due 4/11/2013	500,000	499,976
Johnson & Johnson 0.05% due 4/11/2013	500,000	499,993
Nestle Capital Corp. 0.03% due 4/11/2013	500,000	499,996
Total Short-Term Investments (Cost $1,499,965)		1,499,965

	Number of Contracts	Value
Purchased Options — 0.1%
30 YR US Treasury Note, strike @ $139, expiring 5/24/2013	25	144,922
Total Purchased Options (Cost $114,579)		144,922

	Principal Amount	Value
Repurchase Agreements — 13.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $14,855,017, due 4/1/2013(5)	14,855,000	14,855,000
Total Repurchase Agreements (Cost $14,855,000)		14,855,000
Total Investments — 111.6% (Cost $118,518,366)		122,678,064
Other Liabilities, Net — (11.6)%		(12,710,197)
Total Net Assets — 100.0%		$109,967,867

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $12,816,946, representing 11.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

At March 31, 2013, the Fund entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	JP Morgan Chase Bank	$517,576	$517,856	6/19/2013	$(280)
SEK	Barclays Bank PLC	306,412	307,392	6/19/2013	(980)

Total					$(1,260)

Forward Currency Contracts to Sell	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	JP Morgan Chase Bank	$2,070,304	$2,030,306	6/19/2013	$(39,998)
DKK	JP Morgan Chase Bank	344,234	$350,869	6/19/2013	6,635
NZD	Barclays Bank PLC	499,458	492,492	6/19/2013	(6,966)
PLN	Barclays Bank PLC	427,271	435,406	6/19/2013	8,135
SEK	Barclays Bank PLC	735,389	749,848	6/19/2013	14,459

Total					$(17,735)

Legend:

AUD — Australian Dollar

DKK — Danish Krone

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand dollar

PLN — Polish Zloty

SEK — Swedish Krona

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2013.
(4)	TBA - To be announced.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$15,156,137

(6)	See currency legend above.

At March 31, 2013, the Fund had entered into the following open option contract:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
25	30 YR US Treasury Note, strike @ $137	May 2013	$10,031	$(3,906)	$6,125

Transactions in options written for the three months ended March 31, 2013:

	Contracts	Premiums
Options outstanding, December 31, 2012	50	$30,218
Options written	25	10,031
Options terminated in closing transactions	(50)	(30,218)
Options expired	—	—

Options outstanding, March 31, 2013	25	$10,031

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,730,306	$—	$1,730,306
Collateralized Mortgage Obligations	—	13,164,139	—	13,164,139
Commercial Mortgage-Backed Securities	—	9,981,219	—	9,981,219
Corporate Bonds	—	46,745,610	—	46,745,610
Mortgage Pass-Through Securities	—	12,240,009	—	12,240,009
Municipal Bonds	—	1,653,330	—	1,653,330
Non-U.S. Government Securities	—	2,009,342	—	2,009,342
Senior Secured Loans	—	15,331,554	—	15,331,554
U.S. Government Securities	—	3,322,668	—	3,322,668
Short-Term Investments	—	1,499,965	—	1,499,965
Purchased Options	144,922	—	—	144,922
Repurchase Agreements	—	14,855,000	—	14,855,000
Other Financial Instruments:
Forward Currency Contracts	—	(18,995)	—	(18,995)
Written Put Options	(3,906)	—	—	(3,906)

Total	$141,016	$122,514,147	$—	$122,655,163

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2013 (unaudited)	Principal Amount	Value
Commercial Paper — 48.4%
Aerospace & Defense — 1.1%
Rockwell Collins, Inc. 0.12% due 4/12/2013(1)	$5,000,000	$4,999,817
		4,999,817
Chemicals — 3.4%
Praxair, Inc.
0.06% due 4/9/2013	5,000,000	4,999,933
0.08% due 4/2/2013	10,000,000	9,999,978
		14,999,911
Consumer Products — 2.2%
Kimberly-Clark Worldwide, Inc. 0.10% due 4/17/2013(1)	10,000,000	9,999,556
		9,999,556
Diversified Manufacturing — 2.2%
Danaher Corp. 0.12% due 4/16/2013(1)	10,000,000	9,999,500
		9,999,500
Electric — 1.1%
Emerson Electric Co. 0.12% due 4/18/2013(1)	5,000,000	4,999,717
		4,999,717
Electrical Equipment — 2.3%
Dover Corp. 0.11% due 4/3/2013(1)	10,000,000	9,999,939
		9,999,939
Food And Beverage — 3.4%
Nestle Finance International Ltd. 0.02% due 4/4/2013	10,000,000	9,999,983
Pepsico, Inc. 0.10% due 4/8/2013(1)	5,000,000	4,999,903
		14,999,886
Household Products - Wares — 1.1%
Proctor & Gamble Co. 0.12% due 4/26/2013(1)	5,000,000	4,999,583
		4,999,583
Insurance - Life — 2.3%
The Travelers Companies, Inc. 0.07% due 4/1/2013	10,000,000	10,000,000
		10,000,000
Internet — 2.3%
Google, Inc. 0.09% due 4/4/2013(1)	10,000,000	9,999,925
		9,999,925
Machinery — 1.1%
Parker Hannifin Corp. 0.12% due 4/11/2013(1)	5,000,000	4,999,833
		4,999,833
Oil & Gas Services — 1.1%
Baker Hughes, Inc. 0.14% due 4/23/2013(1)	5,000,000	4,999,572
		4,999,572
Oil - Integrated — 3.4%
Chevron Corp.
0.08% due 4/4/2013(1)	5,000,000	4,999,967
0.09% due 4/2/2013	5,000,000	4,999,987
0.09% due 4/3/2013(1)	5,000,000	4,999,975
		14,999,929
Pharmaceuticals — 18.0%
Abbot Laboratories 0.11% due 4/18/2013(1)	10,000,000	9,999,481
Astrazeneca PLC 0.10% due 4/2/2013(1)	10,000,000	9,999,972
Bristol-Myers Squibb Co. 0.11% due 4/8/2013(1)	10,000,000	9,999,786
Johnson & Johnson 0.06% due 4/19/2013(1)	10,000,000	9,999,700
Merck & Co., Inc.
0.08% due 4/5/2013(1)	10,000,000	9,999,911
0.11% due 4/15/2013(1)	5,000,000	4,999,786
Pfizer, Inc. 0.08% due 4/18/2013(1)	10,000,000	9,999,622
Roche Holdings, Inc.
0.09% due 4/23/2013(1)	5,000,000	4,999,725
0.11% due 4/30/2013(1)	10,000,000	9,999,114
		79,997,097
Transportation — 3.4%
United Parcel Service, Inc.
0.03% due 4/3/2013(1)	5,000,000	4,999,992
0.05% due 4/15/2013(1)	10,000,000	9,999,805
		14,999,797
Total Commercial Paper (Cost $214,994,062)		214,994,062

	Principal Amount	Value
Municipal Securities — 4.5%
Connecticut — 3.8%
Connecticut St. Housing Fin. Auth. Ser. B-4 0.23% due 4/4/2013(2)(3)	16,990,000	16,990,000
		16,990,000
Iowa — 0.7%
Iowa Fin. Auth. Single Family Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C 0.15% due 4/4/2013(2)(4)	2,870,000	2,870,000
		2,870,000
Total Municipal Securities (Cost $19,860,000)		19,860,000

	Principal Amount	Value
U.S. Government Securities — 25.9%
U.S. Treasury Bills
0.031% due 4/11/2013	10,000,000	9,999,914
0.035% due 4/11/2013	10,000,000	9,999,903
0.05% due 4/18/2013	10,000,000	9,999,764
0.051% due 4/25/2013	10,000,000	9,999,660
0.055% due 4/11/2013 - 4/18/2013	20,000,000	19,999,587
0.071% due 4/25/2013	10,000,000	9,999,527
0.075% due 4/18/2013	10,000,000	9,999,646

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2013 (unaudited)	Principal Amount	Value
0.08% due 7/5/2013	$10,000,000	$9,997,889
0.135% due 4/4/2013	5,000,000	4,999,944
0.138% due 4/4/2013	5,000,000	4,999,942
0.145% due 5/2/2013 - 6/27/2013	15,000,000	14,996,999
Total U.S. Government Securities (Cost $114,992,775)		114,992,775

	Principal Amount	Value
Repurchase Agreements — 21.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $95,068,106, due 4/1/2013(5)	95,068,000	95,068,000
Total Repurchase Agreements (Cost $95,068,000)		95,068,000
Total Investments — 100.2% (Cost $444,914,837)		444,914,837
Other Liabilities, Net — (0.2)%		(830,710)
Total Net Assets — 100.0%		$444,084,127

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2013, the aggregate market value of these securities amounted to $174,994,181, representing 39.4% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2013.
(3)	Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4)	Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.96%	11/7/2022	$96,970,806

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$214,994,062	$—	$214,994,062
Municipal Securities	—	19,860,000	—	19,860,000
U.S. Government Securities	—	114,992,775	—	114,992,775
Repurchase Agreements	—	95,068,000	—	95,068,000

Total	$—	$444,914,837	$—	$444,914,837

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2013, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,461,452,857	$446,569,243	$450,425,554	$(3,856,311)
RS Value Fund	968,802,990	239,936,945	257,087,141	(17,150,196)
RS Large Cap Alpha Fund	630,465,465	112,376,114	126,168,569	(13,792,455)
RS Investors Fund	15,835,993	2,700,833	2,771,910	(71,077)
RS Global Natural Resources Fund	4,102,755,690	593,225,956	720,350,601	(127,124,645)
RS Small Cap Growth Fund	531,885,353	146,493,488	153,327,527	(6,834,039)
RS Select Growth Fund	442,753,709	63,291,033	66,871,715	(3,580,682)
RS Mid Cap Growth Fund	55,558,218	16,431,184	16,473,244	(42,060)
RS Growth Fund	162,636,513	45,506,066	45,589,234	(83,168)
RS Technology Fund	131,388,288	35,033,679	38,313,904	(3,280,225)
RS Small Cap Equity Fund	82,646,595	20,405,113	21,436,311	(1,031,198)
RS International Growth Fund	794,226,883	104,533,791	145,430,595	(40,896,804)
RS Emerging Markets Fund	672,986,876	9,367,460	38,906,949	(29,539,489)
RS Global Growth Fund	26,972,195	4,459,847	5,583,277	(1,123,430)
RS Greater China Fund	22,894,506	425,312	1,224,696	(799,384)
RS Investment Quality Bond Fund	230,648,598	9,048,492	9,596,093	(547,601)
RS Low Duration Bond Fund	1,803,504,046	10,919,726	17,530,820	(6,611,094)
RS High Yield Fund	129,589,773	7,381,299	7,698,002	(316,703)
RS Tax-Exempt Fund	437,230,378	33,282,116	34,083,251	(801,135)
RS High Income Municipal Bond Fund	221,659,779	16,105,451	17,656,723	(1,551,272)
RS Floating Rate Fund	2,525,432,336	35,603,097	37,473,704	(1,870,607)
RS Strategic Income Fund	118,558,777	4,119,287	4,259,054	(139,767)
RS Money Market Fund	444,914,838	—	—	—

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three months ended March 31, 2013, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	1,301,925		138,000	6,000	1,433,925	$—	$25,638,579
	Integrated Device Technology, Inc.	9,325,234		1,069,709	492,118	9,902,825	—	73,974,103

								$99,612,682

RS Global Natural Resources Fund	Compass Minerals International, Inc.	2,046,197		23,900	74,831	1,995,266	$1,087,638	$157,426,487
	Painted Pony Petroleum Ltd.	2,961,890	*	1,605,800	—	4,567,690	—	45,818,537
	Peyto Exploration & Development Corp.	8,291,460		261,300	245,400	8,307,360	1,278,820	220,308,390
	PICO Holdings, Inc.	1,556,353		—	—	1,556,353	—	34,551,037
	Salamander Energy PLC	23,545,859		—	—	23,545,859	—	74,215,968
	Taseko Mines Ltd.	23,960,835		—	—	23,960,835	—	66,371,513

								$598,691,932

*	Issuer was not an affiliated issuer at beginning of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2013, RS Global Natural Resources Fund, RS Emerging Markets Fund and RS High Income Municipal Bond Fund held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2013 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Growth Fund
Common Stocks	$—	$(6,404,801)	$6,404,801	$—	$—	$—
RS Emerging Markets Fund
Common Stocks	—	—	—	(3,199,589)	3,199,589	—
RS Global Growth Fund
Common Stocks	—	(173,635)	173,635	—	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at March 31, 2013.

Fund	Derivative Instrument Type	Value
RS Strategic Income Fund	Forward Foreign Currency Contracts	$(18,995)
	Written Option Contracts	(3,906)

RS Strategic Income Fund used forward foreign currency forward contracts to hedge against movements in foreign currency exchange rates. The Fund also wrote US Treasury put options to manage interest rate and yield curve exposure and generate income.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 22, 2013

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer (Principal Financial Officer)

Date:	May 22, 2013